UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NYSE Arca NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
NYSE Arca NUSA
Nuveen ESG High Yield Corporate Bond ETF
NYSE Arca NUHY
Nuveen ESG U.S. Aggregate Bond ETF
NYSE Arca NUBD

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Yields 16
Expense Examples 17
Portfolio of Investments 19
Statement of Assets and Liabilities 74
Statement of Operations 75
Statement of Changes in Net Assets 76
Financial Highlights 78
Notes to Financial Statements 80
Additional Fund Information 87
Glossary of Terms Used in this Report 89
Liquidity Risk Management Program 91

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices

For Shareholders of
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Nuveen ESG High Yield Corporate Bond ETF
Nuveen ESG U.S. Aggregate Bond ETF
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s July 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
Portfolio Manager Removal for Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year
U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate
Bond ETF (NUBD)
Effective March 21, 2023, Kevin Chen is no longer a portfolio manager of the Funds.  Vivian Liu and James Tsang will continue to serve as portfolio managers for the Funds.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) Change in Investment Policy
The Board of Trustees of Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Fund”) has approved the following changes to the Fund’s name, investment objective, management fee, indices and principal investment strategies, which are expected to go into effect in May 2023:
The Fund’s name will be changed to “Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF.”
The Fund’s management fee will be reduced from 0.20% to 0.15%.
The Fund’s investment objective will be changed to reflect that the Fund’s underlying index will change to the Bloomberg MSCI 1-5 Year
U.S. Aggregate ESG Select Index.
The Fund’s Base Index will be changed to the Bloomberg 1-5 Year U.S. Aggregate Index.
The Fund’s current principal investment strategies seeking to enhance yield will be changed as described in the Fund’s most recent prospectus supplement.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Investing involves risk; principal loss is possible. This is no guarantee the Fund’s investment objective will be achieved. An exchange-
traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index.
Interest rate risk
occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index.
Interest rate risk
is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.
Credit Risk
is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Investments in below investment grade or
high yield securities
are subject to liquidity risk and heightened credit risk.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk
; as interest rates rise, bond prices fall.
These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Interest rate
risk occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s credit quality is
expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s dividends for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUBD as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses. The Funds employ a representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the Indexes, which can lead the Funds to be overweight (and, in some cases, not invested at all in) certain securities as compared to the Indexes. This process can create tracking error relative to the Indexes.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund's Portfolio of Investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Portfolio of Investments for individual security information.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all
three of Moody's, S&P and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody's, S&P and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S.
Agency, and U.S. Agency mortgaged-backed securities are included in the U.S. Treasury/Agency category.

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield U.S. Broad Bond Index.
Total Returns as of
January 31, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUAG at NAV 9/14/16 (1.96)% (8.95)% 0.51% 0.51% 0.20%
NUAG at Market Price 9/14/16 (2.04)% (8.74)% 0.49% 0.54% —
ICE BofA U.S. Broad Market Index — (2.50)% (8.63)% 0.86% 0.64% —
ICE BofA Enhanced Yield U.S. Broad Bond Index — (1.80)% (8.63)% 0.88% 0.88% —

Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Corporate Debt 38 .3%
U.S. Treasury 25 .9%
Securitized 22 .6%
Government Related 11 .4%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Other Assets & Liabilities, Net 1 .2%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Utility 38.9%
Financials 33.7%
Industrial 27.4%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 9.9%
AAA 39.4%
AA 4.5%
A 8.3%
BBB 37.0%
N/R (not rated) 0.3%
N/A (not applicable) 0.6%
Total 100%

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond
Index.
Total Returns as of
January 31, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUSA at NAV 3/31/17 (0.52)% (3.61)% 1.26% 1.19% 0.20%
NUSA at Market Price 3/31/17 (0.61)% (3.47)% 1.20% 1.19% —
ICE BofA 1-5 Year U.S. Broad Market Index — (0.65)% (3.53)% 1.12% 1.00% —
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond
Index — (0.34)% (3.49)% 1.51% 1.44% —

Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Corporate Debt 49 .9%
U.S. Treasury 27 .8%
Securitized 20 .7%
Government Related 0 .6%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Other Assets & Liabilities, Net 0 .4%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Financials 54.8%
Utility 28.1%
Industrial 17.1%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 8.1%
AAA 38.2%
AA 3.3%
A 23.1%
BBB 26.7%
N/A (not applicable) 0.6%
Total 100%

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. High Yield Very Liquid ESG
Select Index.
Total Returns as of
January 31, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NUHY at NAV 9/25/19 0.51% (6.09)% (0.12)% 0.30%
NUHY at Market Price 9/25/19 0.41% (5.93)% 0.03% —
Bloomberg High Yield Very Liquid Index — 0.92% (5.61)% 1.18% —
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index — 0.48% (6.22)% 0.17% —

Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Corporate Debt 97 .5%
Investments Purchased with
Collateral from Securities
Lending 7 .0%
Other Assets & Liabilities, Net ( 4 .5 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 87.7%
Financials 10.7%
Utility 1.6%
Total 100%
Portfolio Credit Quality
(% of total investments)
BB or Lower 93.2%
N/R (not rated) 0.1%
N/A (not applicable) 6.7%
Total 100%

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. Aggregate ESG Select Index.
Total Returns as of
January 31, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUBD at NAV 9/29/17 (2.51)% (8.55)% 0.61% 0.40% 0.15%
NUBD at Market Price 9/29/17 (2.52)% (8.32)% 0.65% 0.43% —
Bloomberg U.S. Aggregate Bond Index — (2.37)% (8.36)% 0.86% 0.66% —
Bloomberg MSCI U.S. Aggregate ESG Select Index — (2.41)% (8.24)% 0.89% 0.67% —

Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
U.S. Treasury 39 .6%
Securitized 28 .6%
Corporate Debt 25 .6%
Government Related 5 .2%
Investments Purchased with
Collateral from Securities
Lending 0 .7%
Other Assets & Liabilities, Net 0 .3%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 58.2%
Financials 33.3%
Utility 8.5%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 17.4%
AAA 51.4%
AA 2.3%
A 13.1%
BBB 12.4%
N/R (not rated) 2.7%
N/A (not applicable) 0.7%
Total 100%

Yields
as of January 31, 2023
Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Dividend Rate 3 .53%
SEC 30-Day Yield 4 .29%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Dividend Rate 2 .29%
SEC 30-Day Yield 4 .03%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Dividend Rate 5 .66%
SEC 30-Day Yield 7 .56%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Dividend Rate 2 .74%
SEC 30-Day Yield 3 .79%

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2023.
The beginning of the period is August 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 980.44
Expenses Incurred During the Period $ 1.00
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,024.20
Expenses Incurred During the Period $ 1.02
Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 994.80
Expenses Incurred During the Period $ 1.01
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,024.20
Expenses Incurred During the Period $ 1.02
Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,005.07
Expenses Incurred During the Period $ 1.52
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.69
Expenses Incurred During the Period $ 1.53
Expenses are equal to the Fund’s annualized net expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 974.85
Expenses Incurred During the Period $ 0.75
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,024.45
Expenses Incurred During the Period $ 0.77
Expenses are equal to the Fund’s annualized net expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.2%
X 12,961,649 CORPORATE DEBT - 38.3%
X 12,961,649
Financials - 12.9%
$ 10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24 BBB- $ 9,566
2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 1,871
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 10/29/24 BBB- 7,461
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 1/30/26 BBB- 16,179
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 16,193
5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/27 BBB- 4,834
1 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 BBB- 882
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 6,717
4 Aetna Inc 4.500% 5/15/42 BBB 3,672
10 Aetna Inc 4.750% 3/15/44 BBB 9,296
12 Affiliated Managers Group Inc 3.500% 8/01/25 BBB+ 11,622
10 Affiliated Managers Group Inc 3.300% 6/15/30 BBB+ 8,651
2 Air Lease Corp 3.875% 7/03/23 BBB 1,989
7 Air Lease Corp 0.800% 8/18/24 BBB 6,522
10 Air Lease Corp 3.250% 3/01/25 BBB 9,591
1 Air Lease Corp 1.875% 8/15/26 BBB 891
7 Air Lease Corp 2.200% 1/15/27 BBB 6,276
8 Air Lease Corp 3.625% 4/01/27 BBB 7,531
2 Air Lease Corp 3.250% 10/01/29 BBB 1,770
10 Air Lease Corp 3.000% 2/01/30 BBB 8,613
13 Aircastle Ltd 4.125% 5/01/24 BBB- 12,712
5 Alexandria Real Estate Equities Inc (3) 1.875% 2/01/33 BBB+ 3,865
23 Alexandria Real Estate Equities Inc 3.550% 3/15/52 BBB+ 17,590
5 Ally Financial Inc 1.450% 10/02/23 BBB- 4,882
20 Ally Financial Inc (3) 7.100% 11/15/27 BBB- 21,107
18 Ally Financial Inc 2.200% 11/02/28 BBB- 15,041
1 Ally Financial Inc 8.000% 11/01/31 BBB- 1,101
13 American Homes 4 Rent LP 3.625% 4/15/32 BBB- 11,559
20 American International Group Inc 2.500% 6/30/25 BBB+ 19,033
9 Aon Corp 2.800% 5/15/30 BBB+ 7,969
1 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 BBB+ 848
5 Ares Capital Corp 3.875% 1/15/26 BBB- 4,703
7 Assurant Inc 3.700% 2/22/30 BBB 6,190
10 Assurant Inc 2.650% 1/15/32 BBB 7,721
1 Athene Holding Ltd 6.150% 4/03/30 BBB+ 1,032
17 AXIS Specialty Finance PLC 4.000% 12/06/27 BBB+ 16,265
44 Banco Santander SA 2.749% 12/03/30 BBB 35,478
100 Bank of America Corp 5.080% 1/20/27 A 100,368
34 Bank of America Corp 4.948% 7/22/28 A 34,058
100 Bank of America Corp 4.571% 4/27/33 A 96,627
100 Bank of America Corp 5.015% 7/22/33 A 99,940
100 Bank of Montreal 5.200% 12/12/24 A 100,665
6 Bank of Nova Scotia/The 3.450% 4/11/25 A 5,826
57 Bank of Nova Scotia/The 3.625% 10/27/81 BBB- 45,057
11 BankUnited Inc 5.125% 6/11/30 BBB- 10,674
1 Barclays PLC 1.007% 12/10/24 BBB+ 962
13 Barclays PLC 2.852% 5/07/26 BBB+ 12,296
13 Barclays PLC 5.200% 5/12/26 BBB 12,948
200 Barclays PLC 5.501% 8/09/28 BBB+ 201,352
3 Barclays PLC 5.088% 6/20/30 BBB 2,878
4 Barclays PLC 2.667% 3/10/32 BBB+ 3,235
4 Barclays PLC 2.894% 11/24/32 BBB+ 3,265
4 Barclays PLC 3.811% 3/10/42 BBB 2,977
10 BGC Partners Inc 5.375% 7/24/23 BBB- 10,009

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 12 BGC Partners Inc 3.750% 10/01/24 BBB- $ 11,571
6 Blackstone Private Credit Fund 4.700% 3/24/25 BBB- 5,822
24 Blackstone Private Credit Fund 2.625% 12/15/26 BBB- 20,553
16 Blackstone Secured Lending Fund 2.125% 2/15/27 BBB- 13,561
15 Boston Properties LP 3.400% 6/21/29 BBB+ 13,328
14 Brighthouse Financial Inc (3) 5.625% 5/15/30 BBB 14,012
11 Brixmor Operating Partnership LP 4.125% 5/15/29 BBB- 10,174
24 Brown & Brown Inc 2.375% 3/15/31 BBB- 19,329
4 Capital One Financial Corp 3.900% 1/29/24 BBB+ 3,956
4 Capital One Financial Corp 1.343% 12/06/24 BBB+ 3,864
4 Capital One Financial Corp 4.250% 4/30/25 BBB+ 3,945
7 Capital One Financial Corp 4.166% 5/09/25 BBB+ 6,886
6 Capital One Financial Corp 1.878% 11/02/27 BBB+ 5,312
4 Capital One Financial Corp 3.800% 1/31/28 BBB+ 3,819
151 Capital One Financial Corp 4.927% 5/10/28 BBB+ 149,070
7 Capital One Financial Corp 3.273% 3/01/30 BBB+ 6,202
6 Capital One Financial Corp 2.359% 7/29/32 BBB 4,550
1 Capital One Financial Corp 5.268% 5/10/33 BBB+ 981
36 CI Financial Corp 3.200% 12/17/30 BBB- 28,150
9 Citigroup Inc 4.140% 5/24/25 A- 8,898
2 Citigroup Inc 3.290% 3/17/26 A- 1,925
20 Citigroup Inc 4.450% 9/29/27 BBB 19,622
1 Citigroup Inc 3.070% 2/24/28 A- 930
150 Citigroup Inc 4.910% 5/24/33 A- 148,119
72 Citizens Financial Group Inc 2.500% 2/06/30 BBB+ 61,158
8 CNA Financial Corp 3.900% 5/01/29 BBB+ 7,472
8 CNO Financial Group Inc 5.250% 5/30/29 BBB- 7,802
20 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 19,119
46 Corebridge Financial Inc, 144A 3.850% 4/05/29 BBB+ 42,934
11 Corporate Office Properties LP 2.900% 12/01/33 BBB- 8,069
15 Credit Suisse AG/New York NY 3.700% 2/21/25 A- 14,121
12 CubeSmart LP 2.250% 12/15/28 BBB 10,295
4 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 3,778
18 Deutsche Bank AG/New York NY 6.119% 7/14/26 BBB 18,198
4 Deutsche Bank AG/New York NY 2.129% 11/24/26 BBB 3,609
4 Deutsche Bank AG/New York NY 2.311% 11/16/27 BBB 3,535
1 Deutsche Bank AG/New York NY 3.547% 9/18/31 BBB 869
8 Digital Realty Trust LP (3) 4.450% 7/15/28 BBB 7,753
7 Discover Financial Services 4.500% 1/30/26 BBB 6,865
18 Discover Financial Services 4.100% 2/09/27 BBB 17,320
1 Elevance Health Inc 2.875% 9/15/29 BBB+ 903
1 Elevance Health Inc 4.100% 5/15/32 BBB+ 961
8 Elevance Health Inc 3.125% 5/15/50 BBB+ 5,949
23 Enstar Group Ltd 3.100% 9/01/31 BBB- 17,770
10 EPR Properties 3.750% 8/15/29 BBB- 8,310
3 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 2,922
13 Essex Portfolio LP 2.550% 6/15/31 BBB+ 10,724
12 Extra Space Storage LP 2.350% 3/15/32 BBB 9,508
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 BBB- 22,555
11 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 9,806
21 Fidelity National Financial Inc 3.400% 6/15/30 BBB 18,493
9 Fifth Third Bancorp 2.375% 1/28/25 BBB+ 8,586
2 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 1,800
3 Fifth Third Bancorp 3.950% 3/14/28 BBB+ 2,915
100 Fifth Third Bancorp 6.361% 10/27/28 BBB+ 105,811
21 First American Financial Corp 2.400% 8/15/31 BBB 16,334
26 FS KKR Capital Corp 1.650% 10/12/24 BBB- 24,062
1 FS KKR Capital Corp 3.250% 7/15/27 BBB- 869
16 GATX Corp 4.550% 11/07/28 BBB 15,554
10 Goldman Sachs BDC Inc 2.875% 1/15/26 BBB- 9,366

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 6 Goldman Sachs Group Inc/The 3.000% 3/15/24 A- $ 5,881
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 A- 101,466
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 5,371
4 Goldman Sachs Group Inc/The 2.615% 4/22/32 A- 3,342
6 Goldman Sachs Group Inc/The 2.383% 7/21/32 A- 4,913
1 Goldman Sachs Group Inc/The 6.450% 5/01/36 BBB 1,092
13 Golub Capital BDC Inc 2.050% 2/15/27 BBB- 10,965
12 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 10,713
10 Healthcare Realty Holdings LP 3.100% 2/15/30 BBB 8,715
11 Healthpeak Properties Inc 2.875% 1/15/31 BBB+ 9,558
10 Hercules Capital Inc 3.375% 1/20/27 BBB- 8,830
10 Highwoods Realty LP 4.200% 4/15/29 BBB 8,872
5 Highwoods Realty LP 3.050% 2/15/30 BBB 4,061
11 Host Hotels & Resorts LP 3.500% 9/15/30 BBB- 9,409
96 HSBC Holdings PLC 6.800% 6/01/38 BBB+ 102,639
10 Hudson Pacific Properties LP 4.650% 4/01/29 BBB- 8,711
28 Humana Inc 2.150% 2/03/32 BBB 22,731
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 14,714
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 BBB+ 10,293
11 Invitation Homes Operating Partnership LP 2.300% 11/15/28 BBB- 9,381
18 Jackson Financial Inc 5.170% 6/08/27 BBB 18,206
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 BBB+ 11,880
12 Jefferies Financial Group Inc 5.500% 10/18/23 BBB 12,004
9 Jefferies Financial Group Inc 4.150% 1/23/30 BBB 8,401
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 95,140
6 JPMorgan Chase & Co 1.470% 9/22/27 A+ 5,315
10 JPMorgan Chase & Co 2.069% 6/01/29 A+ 8,665
4 JPMorgan Chase & Co 3.702% 5/06/30 A+ 3,725
6 JPMorgan Chase & Co 2.545% 11/08/32 A+ 4,981
12 JPMorgan Chase & Co 4.912% 7/25/33 A+ 11,956
150 JPMorgan Chase & Co 5.717% 9/14/33 A- 154,760
22 Kemper Corp (3) 3.800% 2/23/32 BBB 19,215
67 KeyCorp 2.550% 10/01/29 BBB+ 58,314
13 Kilroy Realty LP 2.650% 11/15/33 BBB 9,391
2 Kimco Realty OP LLC 2.250% 12/01/31 BBB+ 1,606
12 Kimco Realty OP LLC 4.250% 4/01/45 BBB+ 9,706
31 Lazard Group LLC 4.500% 9/19/28 BBB 30,086
11 Life Storage LP 2.400% 10/15/31 BBB 8,817
16 Lincoln National Corp 3.625% 12/12/26 BBB+ 15,370
13 Lloyds Banking Group PLC 4.716% 8/11/26 A- 12,817
13 LXP Industrial Trust 2.375% 10/01/31 BBB 10,230
11 Main Street Capital Corp 3.000% 7/14/26 BBB- 9,690
9 Manulife Financial Corp 4.061% 2/24/32 BBB+ 8,330
12 Markel Corp 3.350% 9/17/29 BBB 10,875
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 A 20,018
3 Morgan Stanley 4.350% 9/08/26 BBB+ 2,941
2 Morgan Stanley 3.950% 4/23/27 BBB+ 1,933
100 Morgan Stanley 6.296% 10/18/28 A 105,721
150 Morgan Stanley 3.622% 4/01/31 A 137,973
1 Morgan Stanley 4.889% 7/20/33 A 990
1 Morgan Stanley 2.484% 9/16/36 BBB+ 775
10 Nasdaq Inc 3.850% 6/30/26 BBB+ 9,760
6 National Retail Properties Inc 2.500% 4/15/30 BBB+ 5,066
12 National Retail Properties Inc 3.000% 4/15/52 BBB+ 7,855
6 NatWest Group PLC 4.269% 3/22/25 A- 5,923
13 NatWest Group PLC 3.754% 11/01/29 BBB 12,207
17 NatWest Group PLC 5.076% 1/27/30 A- 16,789
4 Nomura Holdings Inc 1.851% 7/16/25 BBB+ 3,681
3 Nomura Holdings Inc 5.386% 7/06/27 BBB+ 3,028
4 Nomura Holdings Inc 2.710% 1/22/29 BBB+ 3,465

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 2 Nomura Holdings Inc 3.103% 1/16/30 BBB+ $ 1,730
1 Nomura Holdings Inc 2.679% 7/16/30 BBB+ 832
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,885
7 Old Republic International Corp 3.875% 8/26/26 BBB+ 6,706
13 Omega Healthcare Investors Inc 3.625% 10/01/29 BBB- 11,230
10 ORIX Corp 4.000% 4/13/32 A- 9,285
10 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 9,379
18 Owl Rock Capital Corp 4.250% 1/15/26 BBB- 16,955
1 Owl Rock Capital Corp 2.625% 1/15/27 BBB- 863
14 OWL Rock Core Income Corp 4.700% 2/08/27 Baa3 12,813
13 Piedmont Operating Partnership LP 2.750% 4/01/32 BBB 9,597
100 PNC Financial Services Group Inc/The 5.354% 12/02/28 A- 102,944
23 Prospect Capital Corp 3.437% 10/15/28 BBB- 18,399
8 Prudential Financial Inc 5.375% 5/15/45 BBB+ 7,845
7 Prudential Financial Inc 5.700% 9/15/48 BBB+ 6,807
1 Prudential Financial Inc 3.700% 10/01/50 BBB+ 861
8 Radian Group Inc 6.625% 3/15/25 Baa3 8,000
2 Regency Centers LP 2.950% 9/15/29 BBB+ 1,734
7 Regency Centers LP 4.400% 2/01/47 BBB+ 5,839
34 Regions Financial Corp 1.800% 8/12/28 BBB+ 29,613
8 Reinsurance Group of America Inc 4.700% 9/15/23 BBB+ 7,972
10 Reinsurance Group of America Inc 3.150% 6/15/30 BBB+ 8,824
13 Rexford Industrial Realty LP 2.150% 9/01/31 BBB+ 10,402
100 Royal Bank of Canada 4.875% 1/12/26 A+ 100,622
10 Sabra Health Care LP 3.200% 12/01/31 BBB- 7,724
6 Santander Holdings USA Inc 4.260% 6/09/25 BBB 5,870
7 Santander Holdings USA Inc 3.244% 10/05/26 BBB 6,585
1 Santander Holdings USA Inc 2.490% 1/06/28 BBB 882
2 Santander UK Group Holdings PLC 1.532% 8/21/26 BBB+ 1,794
10 Sixth Street Specialty Lending Inc 3.875% 11/01/24 BBB- 9,728
13 Spirit Realty LP 2.100% 3/15/28 BBB 10,878
10 Stifel Financial Corp 4.250% 7/18/24 BBB 9,869
12 Stifel Financial Corp 4.000% 5/15/30 BBB 10,730
12 STORE Capital Corp 2.700% 12/01/31 BBB 9,049
2 Sun Communities Operating LP 2.300% 11/01/28 BBB- 1,724
6 Sun Communities Operating LP 4.200% 4/15/32 BBB- 5,498
6 SVB Financial Group 4.345% 4/29/28 BBB+ 5,772
1 SVB Financial Group 3.125% 6/05/30 BBB+ 858
20 SVB Financial Group 1.800% 2/02/31 BBB+ 15,263
6 Synchrony Financial 4.875% 6/13/25 BBB- 5,884
56 Synchrony Financial 3.700% 8/04/26 BBB- 52,093
39 Synchrony Financial 3.950% 12/01/27 BBB- 36,024
100 Toronto-Dominion Bank/The 5.156% 1/10/28 A 102,034
15 UDR Inc 3.000% 8/15/31 BBB+ 13,071
7 Unum Group 3.875% 11/05/25 BBB- 6,723
22 Ventas Realty LP 2.500% 9/01/31 BBB+ 17,960
9 Wells Fargo & Co 3.908% 4/25/26 A 8,793
1 Wells Fargo & Co 3.526% 3/24/28 A 951
150 Wells Fargo & Co 4.808% 7/25/28 A 149,681
16 Welltower OP LLC 2.800% 6/01/31 BBB+ 13,339
6 Welltower OP LLC 3.850% 6/15/32 BBB+ 5,379
117 Westpac Banking Corp 2.668% 11/15/35 BBB+ 91,900
14 Willis North America Inc 4.500% 9/15/28 BBB 13,632
11 WP Carey Inc 2.450% 2/01/32 BBB+ 8,978
4,637 Total Financials 4,367,099
Industrial - 10.5%
9 AbbVie Inc 3.200% 11/21/29 BBB+ 8,369
15 AbbVie Inc 4.050% 11/21/39 BBB+ 13,515
16 AbbVie Inc 4.625% 10/01/42 BBB+ 15,050

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 12 Advance Auto Parts Inc 3.500% 3/15/32 BBB- $ 10,209
9 Agilent Technologies Inc 2.750% 9/15/29 BBB+ 7,983
10 Allegion plc 3.500% 10/01/29 BBB 8,965
3 Altria Group Inc 5.800% 2/14/39 BBB+ 2,890
1 Altria Group Inc 3.875% 9/16/46 BBB+ 709
10 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 8,455
36 American Airlines 2016-2 Class AA Pass Through Trust2020
A
3.200% 6/15/28 BBB+ 32,048
29 American Tower Corp 2.100% 6/15/30 BBB 23,760
1 American Tower Corp 4.050% 3/15/32 BBB 927
19 AmerisourceBergen Corp 2.700% 3/15/31 BBB+ 16,488
1 Amgen Inc 2.300% 2/25/31 BBB+ 841
8 Amgen Inc 3.150% 2/21/40 BBB+ 6,255
6 Amgen Inc 5.150% 11/15/41 BBB+ 5,900
1 Amgen Inc 3.000% 1/15/52 BBB+ 691
1 Amgen Inc 4.200% 2/22/52 BBB+ 855
11 Amphenol Corp 2.200% 9/15/31 BBB+ 9,089
70 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 68,326
13 Anheuser-Busch InBev Worldwide Inc 4.000% 4/13/28 BBB+ 12,771
3 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 BBB+ 2,778
21 Aptiv PLC 3.100% 12/01/51 BBB 13,614
3 Aptiv PLC / Aptiv Corp 3.250% 3/01/32 BBB 2,590
10 ArcelorMittal SA (3) 4.250% 7/16/29 BBB- 9,578
29 AT&T Inc 2.750% 6/01/31 BBB 25,010
67 AT&T Inc 4.850% 3/01/39 BBB 64,072
30 AT&T Inc 3.500% 6/01/41 BBB 24,085
14 Autodesk Inc 2.400% 12/15/31 BBB+ 11,737
11 AutoNation Inc 3.850% 3/01/32 BBB- 9,311
13 AutoZone Inc 4.000% 4/15/30 BBB 12,409
11 Avery Dennison Corp 2.250% 2/15/32 BBB 8,738
11 Barrick North America Finance LLC 5.700% 5/30/41 BBB+ 11,848
1 BAT Capital Corp 4.742% 3/16/32 BBB+ 924
8 BAT Capital Corp 4.390% 8/15/37 BBB+ 6,572
12 Becton Dickinson and Co 1.957% 2/11/31 BBB 9,879
9 Becton Dickinson and Co 4.685% 12/15/44 BBB 8,554
12 Bell Telephone Co of Canada or Bell Canada/The 3.650% 8/15/52 BBB+ 9,511
10 Best Buy Co Inc 1.950% 10/01/30 BBB+ 8,171
14 Biogen Inc 5.200% 9/15/45 BBB+ 14,440
10 Block Financial LLC 2.500% 7/15/28 BBB- 8,782
14 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 12,173
54 Boeing Co/The 5.705% 5/01/40 BBB- 55,256
8 BorgWarner Inc 4.375% 3/15/45 BBB+ 6,553
17 Boston Scientific Corp 4.550% 3/01/39 BBB+ 16,099
12 BP Capital Markets PLC 4.875% N/A (4) BBB+ 11,205
1 Broadcom Inc, 144A 4.000% 4/15/29 BBB- 938
84 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 64,230
17 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 14,436
6 Brunswick Corp/DE 4.400% 9/15/32 BBB 5,189
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,605
11 Campbell Soup Co (3) 2.375% 4/24/30 BBB 9,458
1 Canadian Natural Resources Ltd 2.950% 7/15/30 BBB 875
5 Canadian Natural Resources Ltd 5.850% 2/01/35 BBB 5,047
2 Canadian Natural Resources Ltd 6.750% 2/01/39 BBB 2,175
8 Canadian Pacific Railway Co 2.450% 12/02/31 BBB+ 6,909
3 Canadian Pacific Railway Co 4.800% 8/01/45 BBB+ 2,911
10 Cardinal Health Inc 4.500% 11/15/44 BBB 8,606
14 Carlisle Cos Inc 2.200% 3/01/32 BBB 11,174
5 Carrier Global Corp 2.722% 2/15/30 BBB- 4,368
21 Carrier Global Corp 3.577% 4/05/50 BBB- 16,351

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 CDW LLC / CDW Finance Corp 3.276% 12/01/28 BBB- $ 8,788
10 Celanese US Holdings LLC (3) 6.379% 7/15/32 BBB- 10,074
11 Cenovus Energy Inc 5.250% 6/15/37 BBB- 10,690
10 CF Industries Inc 5.375% 3/15/44 BBB 9,600
8 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 4/01/38 BBB- 7,170
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 696
14 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 5/01/47 BBB- 11,951
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 4/01/53 BBB- 840
11 Choice Hotels International Inc 3.700% 1/15/31 BBB- 9,748
10 Church & Dwight Co Inc 2.300% 12/15/31 BBB+ 8,345
33 Cigna Corp 4.900% 12/15/48 BBB+ 31,631
14 Clorox Co/The 4.400% 5/01/29 BBB+ 13,828
10 CNH Industrial NV 3.850% 11/15/27 BBB 9,718
3 Conagra Brands Inc 4.850% 11/01/28 BBB- 3,005
11 Conagra Brands Inc 5.300% 11/01/38 BBB- 11,065
6 Constellation Brands Inc 4.750% 5/09/32 BBB- 5,998
10 Constellation Brands Inc 5.250% 11/15/48 BBB- 9,976
20 Corning Inc 3.900% 11/15/49 BBB+ 15,863
26 Crown Castle Inc 2.500% 7/15/31 BBB 21,877
4 CSX Corp (3) 2.400% 2/15/30 BBB+ 3,502
1 CSX Corp 4.100% 11/15/32 BBB+ 971
1 CSX Corp 3.800% 4/15/50 BBB+ 826
9 CVS Health Corp 4.875% 7/20/35 BBB 8,952
18 CVS Health Corp 4.780% 3/25/38 BBB 17,230
9 Dell International LLC / EMC Corp 6.200% 7/15/30 BBB 9,500
7 Dell International LLC / EMC Corp 8.350% 7/15/46 BBB 8,449
2 Dell International LLC / EMC Corp, 144A 3.450% 12/15/51 BBB 1,329
6 Deutsche Telekom International Finance BV 8.750% 6/15/30 BBB+ 7,330
19 Devon Energy Corp 5.600% 7/15/41 BBB 18,829
5 Diamondback Energy Inc 3.125% 3/24/31 BBB 4,365
6 Diamondback Energy Inc 4.250% 3/15/52 BBB 4,831
10 Dick's Sporting Goods Inc 3.150% 1/15/32 BBB- 8,182
59 Discovery Communications LLC 4.000% 9/15/55 BBB- 40,581
5 Dollar General Corp 3.875% 4/15/27 BBB 4,852
7 Dollar General Corp 4.125% 4/03/50 BBB 5,919
21 Dollar Tree Inc 3.375% 12/01/51 BBB 15,210
10 Dover Corp 2.950% 11/04/29 BBB+ 8,898
2 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 1,876
8 Dow Chemical Co/The 5.250% 11/15/41 BBB+ 7,935
5 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 5,172
6 Eastman Chemical Co 4.800% 9/01/42 BBB 5,457
8 Eaton Corp 4.150% 11/02/42 BBB+ 7,293
14 eBay Inc (3) 2.600% 5/10/31 BBB+ 11,941
22 Energy Transfer LP 5.800% 6/15/38 BBB- 21,629
22 Energy Transfer LP 5.000% 5/15/44 BBB- 19,315
3 Enterprise Products Operating LLC 5.750% 3/01/35 BBB+ 3,035
2 Enterprise Products Operating LLC 4.250% 2/15/48 BBB+ 1,727
1 Enterprise Products Operating LLC 3.300% 2/15/53 BBB+ 725
10 Enterprise Products Operating LLC 3.950% 1/31/60 BBB+ 7,910
10 EQT Corp 5.700% 4/01/28 BBB- 10,118
7 Equifax Inc 2.600% 12/15/25 BBB 6,565
10 Equifax Inc 5.100% 12/15/27 BBB 10,151
12 Equifax Inc 2.350% 9/15/31 BBB 9,885
3 Equinix Inc 2.500% 5/15/31 BBB 2,507
17 Equinix Inc 3.900% 4/15/32 BBB 15,631
14 Expedia Group Inc 3.250% 2/15/30 BBB- 12,307

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 3 Expedia Group Inc 2.950% 3/15/31 BBB- $ 2,526
10 FactSet Research Systems Inc 3.450% 3/01/32 BBB- 8,793
7 FedEx Corp 3.100% 8/05/29 BBB 6,394
6 FedEx Corp 3.900% 2/01/35 BBB 5,406
4 FedEx Corp 4.050% 2/15/48 BBB 3,280
1 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 861
50 Fidelity National Information Services Inc 2.250% 3/01/31 BBB 40,992
54 Fiserv Inc 2.750% 7/01/24 BBB 52,325
7 Fiserv Inc 2.250% 6/01/27 BBB 6,369
13 Flowserve Corp 2.800% 1/15/32 BBB- 10,369
11 Fortune Brands Innovations Inc 3.250% 9/15/29 BBB 9,764
19 Fox Corp 3.500% 4/08/30 BBB 17,395
21 Freeport-McMoRan Inc 4.250% 3/01/30 BBB- 19,598
7 GE Capital Funding LLC 4.550% 5/15/32 BBB+ 6,919
1 General Electric Co 4.350% 5/01/50 BBB+ 886
12 General Mills Inc 4.550% 4/17/38 BBB 11,200
2 General Motors Co 6.600% 4/01/36 BBB- 2,091
8 General Motors Financial Co Inc 4.300% 4/06/29 BBB- 7,480
10 General Motors Financial Co Inc 3.100% 1/12/32 BBB- 8,288
12 Genuine Parts Co 2.750% 2/01/32 BBB+ 9,997
17 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 15,847
9 Gilead Sciences Inc 4.750% 3/01/46 BBB+ 8,748
1 Global Payments Inc 1.500% 11/15/24 BBB- 937
6 Global Payments Inc 4.950% 8/15/27 BBB- 6,010
6 Global Payments Inc 4.450% 6/01/28 BBB- 5,786
5 Global Payments Inc 2.900% 5/15/30 BBB- 4,291
1 Global Payments Inc 2.900% 11/15/31 BBB- 833
17 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 16,575
9 Halliburton Co 4.500% 11/15/41 BBB+ 8,044
8 Halliburton Co 4.750% 8/01/43 BBB+ 7,405
10 Hasbro Inc 3.900% 11/19/29 BBB 9,141
18 HCA Inc 4.125% 6/15/29 BBB- 17,109
20 HCA Inc, 144A 4.375% 3/15/42 BBB- 17,012
10 HCA Inc 3.500% 7/15/51 BBB- 7,012
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 4,324
6 HP Inc 4.750% 1/15/28 BBB 5,966
6 HP Inc 3.400% 6/17/30 BBB 5,324
6 HP Inc 4.200% 4/15/32 BBB 5,354
6 HP Inc 6.000% 9/15/41 BBB 6,097
10 Huntington Ingalls Industries Inc 2.043% 8/16/28 BBB- 8,460
10 Huntsman International LLC 2.950% 6/15/31 BBB- 8,236
10 IDEX Corp (3) 2.625% 6/15/31 BBB 8,549
12 Ingredion Inc 2.900% 6/01/30 BBB 10,517
8 International Paper Co 4.800% 6/15/44 BBB 7,464
7 International Paper Co 4.400% 8/15/47 BBB 6,260
6 J M Smucker Co/The (3) 2.125% 3/15/32 BBB 4,909
6 J M Smucker Co/The 4.250% 3/15/35 BBB 5,711
6 Jabil Inc 3.600% 1/15/30 BBB- 5,420
12 Johnson Controls International plc 4.950% 7/02/64 BBB+ 11,019
14 Kansas City Southern/Old 4.700% 5/01/48 BBB 13,105
14 Kellogg Co 2.100% 6/01/30 BBB 11,839
15 Keurig Dr Pepper Inc 3.200% 5/01/30 BBB 13,557
3 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 2,713
1 Kinder Morgan Energy Partners LP 6.375% 3/01/41 BBB 1,057
10 Kinder Morgan Inc 2.000% 2/15/31 BBB 8,074
1 Kinder Morgan Inc 3.600% 2/15/51 BBB 740
6 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 5,793
14 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 14,288
3 Kroger Co/The 2.200% 5/01/30 BBB+ 2,523
1 Kroger Co/The 1.700% 1/15/31 BBB+ 798

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 4 Kroger Co/The 5.400% 1/15/49 BBB+ $ 4,066
5 L3Harris Technologies Inc 2.900% 12/15/29 BBB 4,449
8 L3Harris Technologies Inc 1.800% 1/15/31 BBB 6,423
10 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 8,642
2 Lear Corp 3.500% 5/30/30 BBB 1,750
10 Lear Corp 2.600% 1/15/32 BBB 7,855
11 Leggett & Platt Inc 3.500% 11/15/51 BBB 8,130
15 Leidos Inc 2.300% 2/15/31 BBB- 12,088
10 Lennar Corp 4.750% 11/29/27 BBB 9,864
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 9,892
9 Lowe's Cos Inc 4.050% 5/03/47 BBB+ 7,563
1 Lowe's Cos Inc 4.250% 4/01/52 BBB+ 850
19 LYB International Finance BV 5.250% 7/15/43 BBB 17,760
13 Magellan Midstream Partners LP 5.150% 10/15/43 BBB+ 12,071
11 Marathon Petroleum Corp 6.500% 3/01/41 BBB 12,048
3 Marriott International Inc/MD 4.650% 12/01/28 BBB 2,976
5 Marriott International Inc/MD 4.500% 10/01/34 BBB 4,491
6 Martin Marietta Materials Inc 2.500% 3/15/30 BBB 5,130
3 Martin Marietta Materials Inc 2.400% 7/15/31 BBB 2,498
10 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 7,372
7 Marvell Technology Inc 4.875% 6/22/28 BBB- 6,918
14 Masco Corp 2.000% 2/15/31 BBB 11,334
13 McCormick & Co Inc/MD 1.850% 2/15/31 BBB 10,407
25 McDonald's Corp 4.700% 12/09/35 BBB+ 25,070
23 MDC Holdings Inc 3.966% 8/06/61 BBB- 13,879
12 Micron Technology Inc 5.327% 2/06/29 BBB- 12,063
8 Molson Coors Beverage Co 4.200% 7/15/46 BBB- 6,700
6 Mondelez International Inc (3) 3.000% 3/17/32 BBB+ 5,320
15 Mondelez International Inc (3) 1.875% 10/15/32 BBB+ 11,952
7 Moody's Corp 3.250% 1/15/28 BBB+ 6,611
25 Moody's Corp (3) 2.000% 8/19/31 BBB+ 20,590
7 Mosaic Co/The 5.450% 11/15/33 BBB 7,189
4 Motorola Solutions Inc 2.300% 11/15/30 BBB- 3,237
11 Motorola Solutions Inc 2.750% 5/24/31 BBB- 9,110
32 MPLX LP 4.500% 4/15/38 BBB 29,069
5 Mylan Inc 4.550% 4/15/28 BBB- 4,812
41 National Fuel Gas Co 5.500% 1/15/26 BBB- 41,182
7 National Fuel Gas Co 2.950% 3/01/31 BBB- 5,669
13 NetApp Inc 2.700% 6/22/30 BBB+ 11,160
6 Netflix Inc 5.875% 11/15/28 BBB- 6,225
6 Newmont Corp 2.600% 7/15/32 BBB+ 5,025
10 Newmont Corp 5.875% 4/01/35 BBB+ 10,718
6 Norfolk Southern Corp (3) 3.000% 3/15/32 BBB+ 5,346
1 Norfolk Southern Corp 4.800% 8/15/43 BBB+ 924
8 Norfolk Southern Corp 3.700% 3/15/53 BBB+ 6,466
9 Northrop Grumman Corp 4.400% 5/01/30 BBB+ 8,895
6 Nucor Corp 2.700% 6/01/30 A- 5,291
4 Nucor Corp 3.125% 4/01/32 A- 3,560
8 Nucor Corp 2.979% 12/15/55 A- 5,507
12 Nutrien Ltd 5.625% 12/01/40 BBB 12,327
3 NXP BV / NXP Funding LLC 5.550% 12/01/28 BBB 3,081
6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 4,928
8 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 6,558
6 NXP BV / NXP Funding LLC / NXP USA Inc 3.250% 11/30/51 BBB 4,096
7 Omnicom Group Inc 4.200% 6/01/30 BBB+ 6,745
19 ONEOK Partners LP 6.125% 2/01/41 BBB 19,194
20 Oracle Corp 2.875% 3/25/31 BBB 17,226
7 Oracle Corp 3.800% 11/15/37 BBB 5,883
76 Oracle Corp 3.650% 3/25/41 BBB 60,152
14 Orange SA 5.375% 1/13/42 BBB+ 14,557

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 12 O'Reilly Automotive Inc 4.350% 6/01/28 BBB+ $ 11,905
12 Owens Corning 4.300% 7/15/47 BBB 10,123
14 Packaging Corp of America 3.050% 10/01/51 BBB 9,823
8 Paramount Global 4.950% 1/15/31 BBB 7,378
24 Paramount Global 4.900% 8/15/44 BBB 18,851
14 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 12,825
13 PerkinElmer Inc 2.550% 3/15/31 BBB 10,818
6 Phillips 66 4.650% 11/15/34 BBB+ 5,917
5 Phillips 66 5.875% 5/01/42 BBB+ 5,464
6 Phillips 66 3.300% 3/15/52 BBB+ 4,437
5 Phillips 66 Co, 144A 3.150% 12/15/29 BBB+ 4,515
13 Plains All American Pipeline LP / PAA Finance Corp 3.800% 9/15/30 BBB- 11,810
3 PulteGroup Inc 5.000% 1/15/27 BBB 3,014
30 Quanta Services Inc 2.350% 1/15/32 BBB- 24,010
11 Quest Diagnostics Inc 2.800% 6/30/31 BBB 9,556
3 Raytheon Technologies Corp 1.900% 9/01/31 BBB+ 2,445
20 Raytheon Technologies Corp 4.625% 11/16/48 BBB+ 19,358
1 Raytheon Technologies Corp 3.030% 3/15/52 BBB+ 738
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB 11,298
9 RELX Capital Inc 3.000% 5/22/30 BBB+ 7,993
9 Republic Services Inc 3.950% 5/15/28 BBB 8,767
9 Republic Services Inc (3) 1.750% 2/15/32 BBB 7,259
23 Rogers Communications Inc 5.000% 3/15/44 BBB+ 21,060
1 Rogers Communications Inc, 144A 4.550% 3/15/52 BBB+ 841
1 Roper Technologies Inc 2.950% 9/15/29 BBB+ 897
10 Roper Technologies Inc 2.000% 6/30/30 BBB+ 8,332
18 Royalty Pharma PLC 2.150% 9/02/31 BBB- 14,306
14 RPM International Inc 4.250% 1/15/48 BBB- 11,135
10 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB 9,691
23 Sands China Ltd 5.400% 8/08/28 BBB- 22,597
6 Sherwin-Williams Co/The 2.200% 3/15/32 BBB 4,932
10 Sherwin-Williams Co/The 4.000% 12/15/42 BBB 8,324
11 Sonoco Products Co 2.850% 2/01/32 BBB 9,392
17 Southern Copper Corp 5.250% 11/08/42 BBB+ 16,754
8 Southwest Airlines Co 3.450% 11/16/27 BBB+ 7,527
30 Spectra Energy Partners LP 4.500% 3/15/45 BBB+ 26,559
9 Starbucks Corp 3.550% 8/15/29 BBB+ 8,503
2 Starbucks Corp (3) 3.000% 2/14/32 BBB+ 1,777
10 Starbucks Corp 4.450% 8/15/49 BBB+ 9,139
11 Starbucks Corp 3.350% 3/12/50 BBB+ 8,406
6 Steel Dynamics Inc 3.450% 4/15/30 BBB- 5,530
16 Stryker Corp 4.100% 4/01/43 BBB+ 13,980
14 Suncor Energy Inc 4.000% 11/15/47 BBB+ 11,754
20 Suzano Austria GmbH 3.125% 1/15/32 BBB- 15,899
3 Sysco Corp 5.950% 4/01/30 BBB 3,220
15 Sysco Corp 3.150% 12/14/51 BBB 10,791
12 Tapestry Inc 3.050% 3/15/32 BBB- 9,836
10 Teck Resources Ltd 6.000% 8/15/40 BBB- 10,165
5 Teledyne FLIR LLC 2.500% 8/01/30 BBB- 4,192
9 TELUS Corp 4.300% 6/15/49 BBB 7,864
12 Textron Inc 3.000% 6/01/30 BBB 10,630
18 Time Warner Cable LLC 5.500% 9/01/41 BBB- 16,176
11 T-Mobile USA Inc 2.250% 11/15/31 BBB- 8,996
100 T-Mobile USA Inc 3.400% 10/15/52 BBB- 72,990
10 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 BBB 10,506
6 TransCanada PipeLines Ltd 4.100% 4/15/30 BBB+ 5,718
9 TransCanada PipeLines Ltd 5.100% 3/15/49 BBB+ 8,884
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 4,507
11 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 9,080

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 17 Triton Container International Ltd / TAL International
Container Corp
3.250% 3/15/32 BBB- $ 13,741
11 Tyson Foods Inc 5.100% 9/28/48 BBB 10,862
18 United Airlines 2014-1 Class A Pass Through Trust2020 A 4.000% 4/11/26 BBB+ 16,435
14 Vale Overseas Ltd 3.750% 7/08/30 BBB- 12,528
23 Valero Energy Corp 3.650% 12/01/51 BBB 17,597
6 Verizon Communications Inc 2.550% 3/21/31 BBB+ 5,121
106 Verizon Communications Inc 2.355% 3/15/32 BBB+ 87,323
2 Verizon Communications Inc 3.400% 3/22/41 BBB+ 1,610
7 Verizon Communications Inc (3) 2.850% 9/03/41 BBB+ 5,183
6 Verizon Communications Inc 4.000% 3/22/50 BBB+ 5,072
6 Verizon Communications Inc 3.875% 3/01/52 BBB+ 4,924
12 VF Corp 2.950% 4/23/30 BBB+ 10,418
16 Viatris Inc 3.850% 6/22/40 BBB- 11,678
12 VICI Properties LP 5.125% 5/15/32 BBB- 11,479
8 VMware Inc 4.700% 5/15/30 BBB- 7,756
16 Vodafone Group PLC 4.375% 2/19/43 BBB 13,806
17 Vodafone Group PLC 4.875% 6/19/49 BBB 15,331
12 Vontier Corp 2.950% 4/01/31 BBB- 9,295
13 Vulcan Materials Co 3.500% 6/01/30 BBB 11,879
14 Walgreens Boots Alliance Inc 4.650% 6/01/46 BBB- 11,785
10 Warnermedia Holdings Inc, 144A 4.279% 3/15/32 BBB- 8,900
12 Warnermedia Holdings Inc, 144A 5.050% 3/15/42 BBB- 10,246
22 Waste Connections Inc 2.200% 1/15/32 BBB+ 18,237
6 Waste Management Inc 4.150% 4/15/32 BBB+ 5,899
11 Waste Management Inc 3.900% 3/01/35 BBB+ 10,054
11 Western Union Co/The 1.350% 3/15/26 BBB 9,787
10 Westinghouse Air Brake Technologies Corp 4.950% 9/15/28 BBB- 9,933
13 Westlake Corp 3.125% 8/15/51 BBB 8,663
6 Weyerhaeuser Co 4.000% 4/15/30 BBB 5,662
13 Weyerhaeuser Co 3.375% 3/09/33 BBB 11,428
6 Whirlpool Corp (3) 4.700% 5/14/32 BBB 5,885
10 Whirlpool Corp 5.150% 3/01/43 BBB 9,215
23 Williams Cos Inc/The 2.600% 3/15/31 BBB 19,467
8 Workday Inc 3.700% 4/01/29 BBB 7,529
11 WRKCo Inc 4.900% 3/15/29 BBB 10,909
13 Xylem Inc/NY 2.250% 1/30/31 BBB 10,915
6 Yamana Gold Inc 2.630% 8/15/31 BBB- 4,737
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 BBB 1,726
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 BBB 6,103
11 Zoetis Inc 4.700% 2/01/43 BBB+ 10,514
4,044 Total Industrial 3,555,555
Utility - 14.9%
5 AEP Texas Inc 3.800% 10/01/47 BBB+ 3,929
7 Ameren Corp 2.500% 9/15/24 BBB+ 6,736
9 Ameren Corp 1.950% 3/15/27 BBB+ 8,099
8 Ameren Corp 1.750% 3/15/28 BBB+ 6,978
4 Ameren Corp 3.500% 1/15/31 BBB+ 3,666
1 American Electric Power Co Inc 2.031% 3/15/24 BBB 966
100 American Electric Power Co Inc 5.750% 11/01/27 BBB 104,370
4 American Electric Power Co Inc (3) 4.300% 12/01/28 BBB 3,911
99 American Electric Power Co Inc 2.300% 3/01/30 BBB 83,623
4 American Electric Power Co Inc 3.875% 2/15/62 BBB- 3,431
30 Avangrid Inc 3.200% 4/15/25 BBB 28,846
46 Avangrid Inc 3.800% 6/01/29 BBB 43,284
10 Black Hills Corp 1.037% 8/23/24 BBB+ 9,394
4 Black Hills Corp 3.150% 1/15/27 BBB+ 3,769
1 Black Hills Corp 3.050% 10/15/29 BBB+ 879
7 Black Hills Corp 2.500% 6/15/30 BBB+ 5,851

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 10 Black Hills Corp 4.200% 9/15/46 BBB+ $ 8,209
11 Black Hills Corp 3.875% 10/15/49 BBB+ 8,414
1 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 897
30 CenterPoint Energy Inc 4.250% 11/01/28 BBB 28,846
6 Cleco Corporate Holdings LLC 3.375% 9/15/29 BBB- 5,174
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 BBB- 15,960
1 CMS Energy Corp 4.875% 3/01/44 BBB 954
11 CMS Energy Corp 3.750% 12/01/50 BBB- 8,977
100 Commonwealth Edison Co 4.900% 2/01/33 A 103,050
111 Constellation Energy Generation LLC 5.600% 6/15/42 BBB 112,366
20 Dayton Power & Light Co/The 3.950% 6/15/49 BBB+ 16,567
13 Delmarva Power & Light Co 4.000% 6/01/42 A 10,877
7 Dominion Energy Inc 3.071% 8/15/24 BBB 6,792
6 Dominion Energy Inc 3.600% 3/15/27 BBB 5,749
102 Dominion Energy Inc 4.250% 6/01/28 BBB 99,848
1 Dominion Energy Inc 2.250% 8/15/31 BBB 830
1 Dominion Energy Inc 4.350% 8/15/32 BBB 968
100 Dominion Energy Inc 5.375% 11/15/32 BBB 102,884
8 Dominion Energy Inc 5.250% 8/01/33 BBB 8,134
7 Dominion Energy Inc 4.900% 8/01/41 BBB 6,564
13 Dominion Energy Inc 4.850% 8/15/52 BBB 12,229
13 DTE Electric Co 3.000% 3/01/32 A+ 11,588
3 DTE Energy Co 2.529% 10/01/24 BBB 2,880
1 DTE Energy Co 4.220% 11/01/24 BBB 988
1 Duke Energy Corp 3.150% 8/15/27 BBB 941
1 Duke Energy Corp 4.300% 3/15/28 BBB 986
447 Duke Energy Corp 3.950% 8/15/47 BBB 360,643
1 Duke Energy Corp 5.000% 8/15/52 BBB 956
4 Edison International 4.950% 4/15/25 BBB- 3,980
127 El Paso Electric Co 5.000% 12/01/44 BBB+ 117,262
8 Emera US Finance LP 3.550% 6/15/26 BBB- 7,589
1 Emera US Finance LP 2.639% 6/15/31 BBB- 815
12 Emera US Finance LP 4.750% 6/15/46 BBB- 10,088
80 Enel Americas SA 4.000% 10/25/26 BBB 78,394
43 Enel Chile SA 4.875% 6/12/28 BBB 42,291
50 Enel Generacion Chile SA 4.250% 4/15/24 BBB+ 49,500
1 Entergy Corp 0.900% 9/15/25 BBB 899
1 Entergy Corp 1.900% 6/15/28 BBB 870
15 Entergy Corp 2.800% 6/15/30 BBB 13,058
10 Entergy Corp 2.400% 6/15/31 BBB 8,267
1 Entergy Corp 3.750% 6/15/50 BBB 793
6 Essential Utilities Inc 2.704% 4/15/30 BBB+ 5,209
19 Essential Utilities Inc 2.400% 5/01/31 BBB+ 15,811
21 Essential Utilities Inc 3.351% 4/15/50 BBB+ 15,461
70 Evergy Inc 2.900% 9/15/29 BBB+ 62,251
4 Eversource Energy 0.800% 8/15/25 BBB+ 3,603
1 Eversource Energy 3.300% 1/15/28 BBB+ 948
1 Eversource Energy 4.250% 4/01/29 BBB+ 971
1 Eversource Energy 1.650% 8/15/30 BBB+ 803
1 Eversource Energy 3.375% 3/01/32 BBB+ 902
6 Eversource Energy 3.450% 1/15/50 BBB+ 4,677
6 Exelon Corp 2.750% 3/15/27 BBB 5,601
4 Exelon Corp 4.050% 4/15/30 BBB 3,851
2 Exelon Corp 3.350% 3/15/32 BBB 1,807
3 Exelon Corp 4.950% 6/15/35 BBB 3,021
21 Exelon Corp 5.100% 6/15/45 BBB 20,649
7 Exelon Corp 4.450% 4/15/46 BBB 6,322
1 Exelon Corp 4.700% 4/15/50 BBB 944
130 Fortis Inc/Canada 3.055% 10/04/26 BBB 122,057
5 Georgia Power Co 2.650% 9/15/29 BBB+ 4,403

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 200 Georgia Power Co 4.700% 5/15/32 BBB+ $ 199,404
1 Georgia Power Co 3.700% 1/30/50 BBB+ 796
68 Iberdrola International BV 6.750% 7/15/36 BBB+ 75,501
10 Interstate Power and Light Co 4.100% 9/26/28 BBB+ 9,811
100 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 93,565
1 Interstate Power and Light Co 2.300% 6/01/30 BBB+ 844
5 IPALCO Enterprises Inc 3.700% 9/01/24 BBB- 4,866
7 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 6,473
4 ITC Holdings Corp 4.050% 7/01/23 BBB+ 3,974
1 ITC Holdings Corp 5.300% 7/01/43 BBB+ 967
12 National Grid USA 5.803% 4/01/35 BBB 12,033
10 NextEra Energy Capital Holdings Inc 4.200% 6/20/24 BBB+ 9,912
18 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 BBB+ 17,891
8 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 BBB+ 7,225
108 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 108,174
307 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 268,861
4 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 BBB+ 3,724
8 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 BBB+ 7,114
5 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 BBB+ 4,236
4 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 BBB+ 3,341
19 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 BBB+ 19,317
4 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 3,817
3 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 2,621
9 NiSource Inc 3.490% 5/15/27 BBB 8,637
15 NiSource Inc 3.600% 5/01/30 BBB 13,873
18 NiSource Inc 1.700% 2/15/31 BBB 14,313
8 NiSource Inc 5.950% 6/15/41 BBB 8,551
6 NiSource Inc 5.650% 2/01/45 BBB 6,276
7 NiSource Inc 3.950% 3/30/48 BBB 5,829
19 NiSource Inc 5.000% 6/15/52 BBB 18,571
100 NSTAR Electric Co 4.950% 9/15/52 A+ 102,450
4 Oglethorpe Power Corp 5.950% 11/01/39 BBB+ 4,101
9 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 7,040
14 Oglethorpe Power Corp 4.250% 4/01/46 BBB+ 11,001
1 Oglethorpe Power Corp, 144A 4.500% 4/01/47 BBB+ 854
3 Oglethorpe Power Corp 5.050% 10/01/48 BBB+ 2,759
7 Oglethorpe Power Corp 5.250% 9/01/50 BBB+ 6,760
12 ONE Gas Inc 1.100% 3/11/24 A- 11,503
124 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 121,711
8 Pacific Gas and Electric Co 3.300% 12/01/27 BBB- 7,310
9 Pacific Gas and Electric Co 3.000% 6/15/28 BBB- 8,048
109 Pacific Gas and Electric Co 3.750% 7/01/28 BBB- 100,179
9 Pacific Gas and Electric Co 4.200% 3/01/29 BBB- 8,325
109 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 101,661
7 Pacific Gas and Electric Co 2.500% 2/01/31 BBB- 5,648
17 Pacific Gas and Electric Co 3.250% 6/01/31 BBB- 14,430
101 Pacific Gas and Electric Co 4.400% 3/01/32 BBB- 91,524
100 Pacific Gas and Electric Co 5.900% 6/15/32 BBB- 100,564
109 Pacific Gas and Electric Co 4.200% 6/01/41 BBB- 86,203
6 Pacific Gas and Electric Co 4.450% 4/15/42 BBB- 4,770
8 Pacific Gas and Electric Co 3.750% 8/15/42 BBB- 5,812
7 Pacific Gas and Electric Co 4.300% 3/15/45 BBB- 5,334
7 Pacific Gas and Electric Co 4.000% 12/01/46 BBB- 5,095
7 Pacific Gas and Electric Co 3.950% 12/01/47 BBB- 5,077
106 Pacific Gas and Electric Co 4.950% 7/01/50 BBB- 88,495
104 Pacific Gas and Electric Co 5.250% 3/01/52 BBB- 90,381
48 Pennsylvania Electric Co 6.150% 10/01/38 BBB+ 50,231
110 Piedmont Natural Gas Co Inc 3.500% 6/01/29 BBB+ 104,045
100 Piedmont Natural Gas Co Inc 3.640% 11/01/46 BBB+ 76,276
1 Piedmont Natural Gas Co Inc 3.350% 6/01/50 BBB+ 728

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 60 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ $ 55,227
10 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 9,489
1 PPL Capital Funding Inc 4.125% 4/15/30 BBB+ 961
9 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 7,638
1 Public Service Electric and Gas Co 1.900% 8/15/31 A 827
2 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 1,945
16 Public Service Enterprise Group Inc 1.600% 8/15/30 BBB 12,823
66 Puget Energy Inc 2.379% 6/15/28 BBB- 58,225
26 Puget Energy Inc 4.100% 6/15/30 BBB- 23,982
1 Sempra Energy 3.300% 4/01/25 BBB 968
4 Sempra Energy 3.250% 6/15/27 BBB 3,780
2 Sempra Energy 3.400% 2/01/28 BBB 1,896
4 Sempra Energy 3.700% 4/01/29 BBB 3,773
18 Sempra Energy 3.800% 2/01/38 BBB 15,761
19 Sempra Energy 4.000% 2/01/48 BBB 15,959
4 Sempra Energy 4.125% 4/01/52 BBB- 3,501
100 Southern California Edison Co 5.850% 11/01/27 A- 105,262
1 Southern California Edison Co 2.750% 2/01/32 A- 866
1 Southern Co Gas Capital Corp 4.400% 5/30/47 BBB+ 859
64 Southern Co/The 2.950% 7/01/23 BBB 63,468
100 Southern Co/The 0.600% 2/26/24 BBB 95,551
1 Southern Co/The 5.113% 8/01/27 BBB- 1,017
110 Southern Co/The 4.000% 1/15/51 BBB- 104,646
1 Southern Power Co 4.950% 12/15/46 BBB+ 912
9 Southwest Gas Corp 2.200% 6/15/30 BBB+ 7,385
90 Southwest Gas Corp 4.050% 3/15/32 BBB+ 82,535
35 Southwest Gas Corp 4.150% 6/01/49 BBB+ 27,329
8 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 7,273
4 Southwestern Electric Power Co 4.100% 9/15/28 BBB+ 3,876
1 Southwestern Electric Power Co 3.900% 4/01/45 BBB+ 809
109 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 77,181
21 Southwestern Public Service Co 6.000% 10/01/36 BBB+ 21,784
28 Spire Inc 4.700% 8/15/44 BBB+ 23,767
1 Virginia Electric and Power Co 3.750% 5/15/27 A- 975
13 Virginia Electric and Power Co 2.400% 3/30/32 A- 10,975
100 Wisconsin Public Service Corp 5.350% 11/10/25 A 101,743
9 Xcel Energy Inc 0.500% 10/15/23 BBB+ 8,735
11 Xcel Energy Inc 1.750% 3/15/27 BBB+ 9,898
1 Xcel Energy Inc 4.000% 6/15/28 BBB+ 976
18 Xcel Energy Inc 2.350% 11/15/31 BBB+ 14,955
7 Xcel Energy Inc 4.800% 9/15/41 BBB+ 6,531
5,476 Total Utility 5,038,995
$ 14,157 Total Corporate Debt (cost $14,686,641) 12,961,649
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 8,774,078 U.S. TREASURY - 25.9%
X 8,774,078
$ 3 United States Treasury Note/Bond 0.125% 8/31/23 AA+ $ 3,506
100 United States Treasury Note/Bond 0.250% 9/30/23 AAA 97,066
1 United States Treasury Note/Bond 0.875% 1/31/24 AAA 770
183 United States Treasury Note/Bond 1.125% 2/28/25 AAA 172,077
1,308 United States Treasury Note/Bond 0.250% 9/30/25 AAA 1,188,441
425 United States Treasury Note/Bond 0.375% 1/31/26 AAA 383,463
425 United States Treasury Note/Bond 0.750% 3/31/26 AAA 386,634
704 United States Treasury Note/Bond 0.750% 4/30/26 AAA 638,160
3 United States Treasury Note/Bond 0.875% 6/30/26 AAA 2,541
400 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 363,641
4 United States Treasury Note/Bond 1.250% 12/31/26 AAA 3,278
600 United States Treasury Note/Bond 1.875% 2/28/27 AAA 558,680
1 United States Treasury Note/Bond 2.500% 3/31/27 AAA 954

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 30 United States Treasury Note/Bond 2.750% 4/30/27 AAA $ 28,898
3 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,752
0(5) United States Treasury Note/Bond 2.750% 7/31/27 AAA 385
300 United States Treasury Note/Bond 4.125% 9/30/27 AAA 306,082
976 United States Treasury Note/Bond 3.125% 11/15/28 AAA 951,066
483 United States Treasury Note/Bond 2.375% 5/15/29 AAA 450,171
557 United States Treasury Note/Bond 1.625% 8/15/29 AAA 496,078
35 United States Treasury Note/Bond 0.625% 5/15/30 AAA 28,630
20 United States Treasury Note/Bond 0.875% 11/15/30 AAA 16,530
103 United States Treasury Note/Bond 1.625% 5/15/31 AAA 89,962
4 United States Treasury Note/Bond 1.875% 2/15/32 AAA 3,510
2 United States Treasury Note/Bond 2.875% 5/15/32 AAA 1,905
650 United States Treasury Note/Bond 2.750% 8/15/32 AAA 611,609
1,400 United States Treasury Note/Bond 3.375% 8/15/42 AAA 1,323,656
750 United States Treasury Note/Bond 3.000% 8/15/52 AAA 663,633
$ 9,470 Total U.S. Treasury (cost $9,415,732) 8,774,078
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 7,638,716 SECURITIZED - 22.6%
X 7,638,716
$ 250 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 AAA $ 244,230
200 Avis Budget Rental Car Funding AESOP LLC 2020 1A, 144A 2.330% 8/20/26 AAA 187,392
100 BBCMS Mortgage Trust 2022 C17 4.174% 9/15/55 AAA 96,865
150 Benchmark Mortgage Trust 2021 B27 2.703% 7/15/54 A- 107,683
300 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 293,413
100 Capital One Prime Auto Receivables Trust 2021 1 0.770% 9/15/26 AAA 94,613
195 Carmax Auto Owner Trust 2022 3 3.810% 9/15/25 AAA 193,718
250 COMM Mortgage Trust 2015 LC19 3.527% 2/10/48 AA+ 239,325
200 COMM Mortgage Trust 2018 COR3 4.228% 5/10/51 AAA 193,496
150 Discover Card Execution Note Trust 2022 A1 1.960% 2/15/27 AAA 142,492
100 Discover Card Execution Note Trust 2022 A3 3.560% 7/15/27 AAA 97,963
27 Fannie Mae Pool FN MA1489 3.000% 7/01/43 N/R 25,552
185 Fannie Mae Pool FN AS6302 3.500% 12/01/45 N/R 177,673
67 Fannie Mae Pool FN MA3211 4.000% 12/01/47 N/R 66,189
122 Fannie Mae Pool FN MA3239 4.000% 1/01/48 N/R 119,898
176 Fannie Mae Pool FN MA3276 3.500% 2/01/48 N/R 167,712
41 Fannie Mae Pool FN MA3277 4.000% 2/01/48 N/R 40,358
91 Fannie Mae Pool FN MA3305 3.500% 3/01/48 N/R 86,349
28 Fannie Mae Pool FN MA3306 4.000% 3/01/48 N/R 27,174
55 Fannie Mae Pool FN MA3383 3.500% 6/01/48 N/R 52,136
372 Fannie Mae Pool FN MA3416 4.500% 7/01/48 N/R 374,153
49 Fannie Mae Pool FN MA3467 4.000% 9/01/48 N/R 48,347
53 Fannie Mae Pool FN MA3663 3.500% 5/01/49 N/R 50,480
80 Fannie Mae Pool FN MA3744 3.000% 8/01/49 N/R 73,052
91 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 84,031
124 Fannie Mae Pool FN MA3905 3.000% 1/01/50 N/R 113,997
224 Fannie Mae Pool FN MA4380 3.000% 7/01/51 N/R 203,899
96 Fannie Mae Pool FN MA4737 5.000% 8/01/52 N/R 96,716
477 Fannie Mae Pool FN MA4738 5.500% 8/01/52 N/R 485,240
193 Fannie Mae Pool FN MA4761 5.000% 9/01/52 N/R 194,219
74 Freddie Mac Gold Pool FG G08800 3.500% 2/01/48 N/R 71,020
197 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 173,418
297 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 AAA 294,445
296 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 AAA 298,269
97 GM Financial Automobile Leasing Trust 2022 3 4.010% 10/21/24 AAA 96,417
200 GM Financial Consumer Automobile Receivables Trust
2022 2
3.100% 2/16/27 AAA 194,698
230 GS Mortgage Securities Trust 2013 GC16 5.161% 11/10/46 Aa1 225,171
221 GS Mortgage Securities Trust 2016 GS4 3.178% 11/10/49 AAA 208,264
100 Hertz Vehicle Financing III LLC 2022 1A, 144A 1.990% 6/25/26 AAA 93,008
150 Honda Auto Receivables Owner Trust 2022 2 3.810% 3/18/25 AAA 148,639
135 Hyundai Auto Receivables Trust 2022 B 3.720% 11/16/26 AAA 132,798

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 100 John Deere Owner Trust 2022 A 2.490% 1/16/29 AAA $ 94,562
20 Morgan Stanley Bank of America Merrill Lynch Trust 2015
C20
3.249% 2/15/48 Aaa 19,285
250 Morgan Stanley Capital I Trust 2021 L5 1.518% 5/15/54 AAA 224,557
88 Santander Drive Auto Receivables Trust 2022 5 3.980% 1/15/25 AAA 87,638
30 Santander Drive Auto Receivables Trust 2022 5 4.110% 8/17/26 AAA 29,669
150 Toyota Auto Loan Extended Note Trust 2021 1A, 144A 1.070% 2/27/34 AAA 135,285
200 Toyota Auto Receivables Owner Trust 2022 C 3.830% 8/15/25 AAA 198,212
100 Verizon Master Trust 2022 7 5.230% 11/22/27 AAA 100,786
250 Wells Fargo Commercial Mortgage Trust 2014 LC16 4.020% 8/15/50 Aa2 240,641
200 Westlake Automobile Receivables Trust 2022 1A, 144A 2.750% 3/15/27 AA 193,569
$ 7,931 Total Securitized (cost $8,049,045) 7,638,716
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,849,683 GOVERNMENT RELATED - 11.4%
X 3,849,683
Government Agency - 1.1%
$ 30 Export-Import Bank of Korea (3) 2.500% 6/29/41 AA $ 21,618
18 Federal Home Loan Mortgage Corp (3) 6.250% 7/15/32 AAA 21,542
4 Federal Home Loan Mortgage Corp 1.310% 8/17/33 AAA 2,983
1 Federal National Mortgage Association 1.875% 9/24/26 AAA 936
6 Federal National Mortgage Association 6.625% 11/15/30 AAA 7,206
6 Federal National Mortgage Association 5.625% 7/15/37 AAA 7,129
62 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 AAA 55,950
9 Tennessee Valley Authority 5.250% 9/15/39 AAA 9,785
169 Tennessee Valley Authority 3.500% 12/15/42 AAA 146,567
100 Tennessee Valley Authority 4.250% 9/15/52 AAA 94,871
405 Total Government Agency 368,587
Municipal Bonds - 4.6% (6)
18 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2021 (Optional Call:
4/31 at 100.00)
3.126% 4/01/55 AA 13,255
26 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Lien, Build
America Federally Taxable Bond Series 2010S-1 (No Opt.
Call)
6.918% 4/01/40 AA- 31,697
60 Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Green Series 2016B (No
Opt. Call)
3.852% 8/15/46 AAA 54,590
42 California State University (No Opt. Call) 2.719% 11/01/52 AA- 30,534
10 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B (Optional Call: 11/31 at 100.00)
2.939% 11/01/52 AA- 7,377
70 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018 (Optional Call: 4/28 at 100.00)
4.600% 4/01/38 AA 69,193
50 California State, General Obligation Bonds, Various
Purpose Build America Taxable Bond Series 2010 (No Opt.
Call)
7.625% 3/01/40 AA 66,375
10 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2009 (No Opt. Call)
5.720% 12/01/38 AA+ 11,065
30 Chicago Transit Authority, Illinois, Sales and Transfer Tax
Receipts Revenue Bonds, Pension Funding Taxable Series
2008B (No Opt. Call)
6.899% 12/01/40 AA- 35,040
47 Chicago,Illinois, O'Hare International Airport Revenue
Bond, Series 2018 (No Opt. Call)
4.572% 1/01/54 A+ 45,841
40 Commonwealth Financing Authority, Pennsylvania,
Revenue Bonds, Taxable Series 2021A (No Opt. Call)
2.991% 6/01/42 A+ 30,747
6 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable
Series 2018A (No Opt. Call)
3.864% 6/01/38 A+ 5,513

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 10 Cook County, Illinois, General Obligation Bonds, Build
America Taxable Bonds, Series 2010D (No Opt. Call)
6.229% 11/15/34 A+ $ 11,268
40 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A (Optional Call:
12/31 at 100.00)
2.613% 12/01/48 AA+ 29,329
20 Dallas Fort Worth International Airport, Texas,  Joint
Revenue Bonds, Taxable Improvement Series 2022A (No
Opt. Call)
4.087% 11/01/51 A+ 18,009
20 Dallas Fort Worth International Airport, Texas,  Joint
Revenue Bonds, Taxable Improvement Series 2022A
(Optional Call: 11/32 at 100.00)
4.507% 11/01/51 A+ 19,119
40 Dallas-Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Refunding Series 2021C (Optional
Call: 11/31 at 100.00)
2.843% 11/01/46 A+ 30,295
1 Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021C (No Opt. Call)
2.202% 3/15/34 AA+ 816
40 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Taxable Refunding Subordinate Lien
Series 2020B. Tela Supported (Optional Call: 4/30 at
100.00)
3.236% 10/01/52 AA+ 31,294
126 Illinois State, General Obligation Bonds, Pension Funding
Series 2003 (No Opt. Call)
5.100% 6/01/33 BBB+ 125,256
40 Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas KPERS Projects, Taxable Series
2021K (No Opt. Call)
2.774% 5/01/51 AA- 29,216
30 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010 (No Opt. Call)
6.750% 8/01/49 AA+ 39,789
55 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Taxable Build America Bond
Series 2009C (No Opt. Call)
6.008% 7/01/39 AA 61,472
36 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Build America
Taxable Bonds, Series 2009KRY (No Opt. Call)
5.750% 7/01/34 AA- 39,515
49 Massachusetts State, General Obligation Bonds, Taxable
Refunding Series 2019D2021 2021 (No Opt. Call)
2.663% 9/01/39 AA+ 40,836
11 Michigan Finance Authority, Hospital Revenue Bonds,
Trinity Health Credit Group, Taxable Refunding Series 2019-
T (No Opt. Call)
3.384% 12/01/40 AA- 9,355
21 Missouri Health and Educational Facilities Authority,
Revenue Bonds, Washington University, Series 2016B (No
Opt. Call)
3.086% 9/15/51 AA+ 16,428
36 Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Taxable Build America Bonds Series
2010A (No Opt. Call)
6.637% 4/01/57 A- 41,084
108 New Jersey Turnpike Authority, Revenue Bonds, Build
America Taxable Bonds, Series 2010A (No Opt. Call)
7.102% 1/01/41 A+ 137,557
1 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series AA (No Opt. Call)
5.440% 6/15/43 AA+ 1,115
15 New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 AAA 15,924
32 New York State Thruway Authority, General Revenue Bonds,
Taxable Series 2019M (No Opt. Call)
2.900% 1/01/35 A 28,119
50 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Taxable Series 2021A (Optional Call:
1/31 at 100.00)
3.011% 1/01/43 AA- 39,381
10 Ohio State University, General Receipts Bonds, Build
America Taxable Bond Series 2010C (No Opt. Call)
4.910% 6/01/40 AA+ 10,365

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 8 Ohio State University, General Receipts Bonds, Multiyear
Debt Issuance Program, Taxable Series 2016B (No Opt.
Call)
3.798% 12/01/46 AA+ $ 6,980
5 Phoenix, Arizona, Various Purpose General Obligation
Bonds, Build America Taxable Bonds, Series 2009A (No
Opt. Call)
5.269% 7/01/34 AA+ 5,212
100 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 AA- 71,804
39 Province of British Columbia Canada (No Opt. Call) (3) 1.300% 1/29/31 AA+ 32,137
75 Sales Tax Securitization Corporation, Illinois, Series 2021
(No Opt. Call)
3.238% 1/01/42 AA- 60,147
50 State of California (Optional Call: 4/28 at 100.00) 4.500% 4/01/33 AA 50,181
7 Texas State, General Obligation Bonds, Transportation
Commission, Build America Taxable Bonds, Series 2010A
(No Opt. Call)
4.631% 4/01/33 AAA 7,179
90 Texas Transportation Commission, General Obligation
Bonds, Mobility Fund, Refunding Series 2020 (Optional
Call: 10/30 at 100.00)
2.472% 10/01/44 AAA 65,647
93 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series
2020 (Optional Call: 3/50 at 100.00)
2.256% 9/01/50 AAA 61,951
32 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A (No Opt. Call)
2.856% 7/01/47 AA- 23,680
1,699 Total Municipal Bonds 1,561,687
Sovereign Debt - 5.7%
8 Chile Government International Bond 2.550% 7/27/33 A 6,515
5 Chile Government International Bond 3.500% 1/31/34 A 4,421
1 Chile Government International Bond 3.625% 10/30/42 A 801
102 Chile Government International Bond 3.500% 1/25/50 A 76,709
13 Chile Government International Bond (3) 4.000% 1/31/52 A 10,547
13 Chile Government International Bond 3.250% 9/21/71 A 8,481
200 Colombia Government International Bond 8.000% 4/20/33 BBB- 204,819
9 Colombia Government International Bond 4.125% 2/22/42 BBB- 5,790
13 Colombia Government International Bond 5.000% 6/15/45 BBB- 9,110
19 Colombia Government International Bond 5.200% 5/15/49 BBB- 13,367
13 Colombia Government International Bond 4.125% 5/15/51 BBB- 8,027
13 Colombia Government International Bond 3.875% 2/15/61 BBB- 7,478
31 European Investment Bank 0.750% 10/26/26 AAA 27,660
1 Hungary Government International Bond 7.625% 3/29/41 BBB 1,128
200 Indonesia Government International Bond 4.850% 1/11/33 BBB 201,830
1 Indonesia Government International Bond 4.350% 1/11/48 BBB 891
1 Indonesia Government International Bond 5.350% 2/11/49 BBB 1,013
13 Indonesia Government International Bond 4.300% 3/31/52 BBB 11,410
15 Indonesia Government International Bond 3.350% 3/12/71 BBB 10,466
30 Inter-American Development Bank 4.375% 1/24/44 AAA 31,105
44 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 37,187
28 Israel Government International Bond 4.500% 1/30/43 A+ 26,392
11 Korea International Bond (3) 3.875% 9/20/48 AA 10,106
213 Mexico Government International Bond 4.875% 5/19/33 BBB 204,486
10 Mexico Government International Bond 4.280% 8/14/41 BBB 8,199
107 Mexico Government International Bond 5.550% 1/21/45 BBB 101,344
100 Mexico Government International Bond 4.400% 2/12/52 BBB 78,003
19 Mexico Government International Bond 3.771% 5/24/61 BBB 12,924
178 Panama Government International Bond 4.500% 5/15/47 BBB 142,106
130 Panama Government International Bond 3.870% 7/23/60 BBB 86,903
1 Peruvian Government International Bond 1.862% 12/01/32 BBB 747
13 Peruvian Government International Bond 3.000% 1/15/34 BBB 10,552
13 Peruvian Government International Bond 3.300% 3/11/41 BBB 9,775
17 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB 12,495

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 5 Peruvian Government International Bond 2.780% 12/01/60 BBB $ 3,017
1 Peruvian Government International Bond 3.600% 1/15/72 BBB 672
16 Peruvian Government International Bond 3.230% 7/28/21 BBB 9,618
10 Philippine Government International Bond 5.000% 1/13/37 BBB 10,052
59 Philippine Government International Bond 3.700% 3/01/41 BBB 49,217
200 Philippine Government International Bond 3.200% 7/06/46 BBB 149,599
36 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 36,140
150 Republic of Italy Government International Bond 4.000% 10/17/49 N/R 112,685
17 Uruguay Government International Bond 5.100% 6/18/50 BBB 17,152
150 Uruguay Government International Bond 4.975% 4/20/55 BBB 148,470
2,229 Total Sovereign Debt 1,919,409
$ 4,333 Total Government Related (cost $4,725,319) 3,849,683
Total Long-Term Investments (cost $36,876,737) 33,224,126
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.6%
X 215,687 MONEY MARKET FUNDS - 0.6%
X 215,687
215,687 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
4.350%(8) $ 215,687
Total Money Market Funds (cost $215,687) $ 215,687
Total Investments Purchased with Collateral from Securities Lending (cost $215,687) 215,687
Total Investments (cost $37,092,424 ) - 98.8% 33,439,813
Other Assets & Liabilities, Net - 1.2% 391,267
Net Assets - 100% $ 33,831,080
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $208,973.
(4) Perpetual security. Maturity date is not applicable.
(5) Principal Amount (000) rounds to less than $1,000.
(6) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate
Bond ETF (NUSA)
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.0%
X 16,076,125 CORPORATE DEBT - 49.9%
X 16,076,125
Financials - 27.3%
$ 130 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 1/16/24 BBB- $ 129,262
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 140,331
20 Aflac Inc 1.125% 3/15/26 A- 18,047
80 Air Lease Corp 0.800% 8/18/24 BBB 74,536
100 Air Lease Corp 1.875% 8/15/26 BBB 89,118
31 Aircastle Ltd 4.400% 9/25/23 BBB- 30,732
45 Ally Financial Inc 3.875% 5/21/24 BBB- 44,098
40 Ally Financial Inc 5.125% 9/30/24 BBB- 39,962
100 Ally Financial Inc (3) 7.100% 11/15/27 BBB- 105,536
37 American Express Co 3.400% 2/22/24 A- 36,418
30 American Express Co 3.375% 5/03/24 A- 29,484
30 American Express Co 2.550% 3/04/27 A- 27,825
100 American Express Co 5.850% 11/05/27 A- 105,769
100 Aon Corp / Aon Global Holdings PLC 2.850% 5/28/27 BBB+ 93,725
74 Ares Capital Corp 3.250% 7/15/25 BBB- 69,668
7 Assured Guaranty US Holdings Inc (3) 5.000% 7/01/24 A- 6,997
100 Banco Santander SA 1.849% 3/25/26 A- 90,245
60 Bank of America Corp 0.976% 4/22/25 A 56,857
80 Bank of America Corp 3.366% 1/23/26 A 77,250
200 Bank of America Corp 4.827% 7/22/26 A 199,496
210 Bank of America Corp 1.734% 7/22/27 A 188,163
100 Bank of America Corp 4.376% 4/27/28 A 97,790
20 Bank of Montreal 0.625% 7/09/24 A 18,823
100 Bank of Montreal 5.200% 12/12/24 A 100,665
30 Bank of Montreal 1.250% 9/15/26 A 26,628
100 Bank of New York Mellon Corp/The 3.350% 4/25/25 A+ 97,476
60 Bank of New York Mellon Corp/The 0.750% 1/28/26 A+ 54,113
20 Bank of Nova Scotia/The 0.700% 4/15/24 A 19,029
100 Bank of Nova Scotia/The 5.250% 12/06/24 A 100,788
20 Bank of Nova Scotia/The 3.450% 4/11/25 A 19,421
100 Bank of Nova Scotia/The 1.350% 6/24/26 A 89,519
80 Barclays PLC 3.932% 5/07/25 BBB+ 78,391
200 Barclays PLC 2.279% 11/24/27 BBB+ 179,282
50 BGC Partners Inc 3.750% 10/01/24 BBB- 48,214
70 Blackstone Private Credit Fund 4.700% 3/24/25 BBB- 67,921
40 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 35,457
20 Boston Properties LP 3.800% 2/01/24 BBB+ 19,721
20 Canadian Imperial Bank of Commerce 3.300% 4/07/25 A 19,355
20 Canadian Imperial Bank of Commerce 3.945% 8/04/25 A 19,682
78 Capital One Financial Corp 3.300% 10/30/24 BBB+ 75,773
100 Capital One Financial Corp 2.636% 3/03/26 BBB+ 94,698
100 Capital One Financial Corp 4.927% 5/10/28 BBB+ 98,722
50 Charles Schwab Corp/The 1.150% 5/13/26 A 44,945
40 Chubb INA Holdings Inc 3.150% 3/15/25 A 38,791
60 Citigroup Inc 3.875% 3/26/25 BBB 58,907
10 Citigroup Inc 0.981% 5/01/25 A- 9,470
20 Citigroup Inc 1.281% 11/03/25 A- 18,650
100 Citigroup Inc 2.014% 1/25/26 A- 94,057
100 Citigroup Inc 3.290% 3/17/26 A- 96,261
100 Citigroup Inc 3.070% 2/24/28 A- 92,955
100 Citigroup Inc 4.658% 5/24/28 A- 98,948
50 Citizens Financial Group Inc 2.850% 7/27/26 BBB+ 46,951
60 CNA Financial Corp 3.950% 5/15/24 BBB+ 59,141
60 Cooperatieve Rabobank UA 4.375% 8/04/25 BBB+ 58,849

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
January 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 140 Credit Suisse Group AG 3.750% 3/26/25 BBB $ 131,380
10 Deutsche Bank AG/London 3.700% 5/30/24 BBB 9,917
190 Deutsche Bank AG/New York NY 3.700% 5/30/24 BBB 185,637
110 Discover Bank 2.450% 9/12/24 BBB 105,214
100 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 90,020
60 FS KKR Capital Corp 3.400% 1/15/26 BBB- 54,826
70 Goldman Sachs Group Inc/The 3.625% 2/20/24 A- 69,010
100 Goldman Sachs Group Inc/The 5.700% 11/01/24 A- 101,466
70 Goldman Sachs Group Inc/The 3.750% 5/22/25 A- 68,367
100 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 89,513
100 Goldman Sachs Group Inc/The 3.615% 3/15/28 A- 95,229
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 A- 98,267
90 HSBC Holdings PLC 0.976% 5/24/25 A 84,531
160 HSBC Holdings PLC 4.300% 3/08/26 A 156,692
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 98,250
10 JPMorgan Chase & Co 0.768% 8/09/25 A+ 9,315
134 JPMorgan Chase & Co 2.005% 3/13/26 A+ 126,056
100 JPMorgan Chase & Co 1.578% 4/22/27 A+ 89,874
100 JPMorgan Chase & Co 2.947% 2/24/28 A+ 92,790
100 JPMorgan Chase & Co 4.851% 7/25/28 A+ 99,975
100 KeyCorp 3.878% 5/23/25 BBB+ 98,220
50 Lincoln National Corp 4.000% 9/01/23 BBB+ 49,707
140 Lloyds Banking Group PLC 1.627% 5/11/27 A- 124,414
30 Main Street Capital Corp 3.000% 7/14/26 BBB- 26,426
16 Marsh & McLennan Cos Inc 3.875% 3/15/24 A- 15,823
15 MetLife Inc 3.600% 4/10/24 A- 14,832
110 Mitsubishi UFJ Financial Group Inc 0.953% 7/19/25 A 103,099
60 Mizuho Financial Group Inc 2.651% 5/22/26 A 56,255
27 Morgan Stanley 3.700% 10/23/24 A 26,538
50 Morgan Stanley 0.790% 5/30/25 A 46,947
100 Morgan Stanley 1.164% 10/21/25 A 93,188
100 Morgan Stanley 2.630% 2/18/26 A 95,025
100 Morgan Stanley 4.679% 7/17/26 A 99,164
110 Morgan Stanley 1.593% 5/04/27 A 98,781
230 NatWest Group PLC 4.269% 3/22/25 A- 227,033
100 Nomura Holdings Inc 1.653% 7/14/26 BBB+ 88,921
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,885
60 Old Republic International Corp 3.875% 8/26/26 BBB+ 57,481
50 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 46,893
40 OWL Rock Core Income Corp 4.700% 2/08/27 Baa3 36,608
50 PNC Financial Services Group Inc/The 1.150% 8/13/26 A- 44,510
100 PNC Financial Services Group Inc/The 4.758% 1/26/27 A- 100,163
100 Progressive Corp/The 2.500% 3/15/27 A 93,390
51 Prudential Financial Inc 5.200% 3/15/44 BBB+ 50,053
10 Royal Bank of Canada 0.750% 10/07/24 A+ 9,367
50 Royal Bank of Canada 1.200% 4/27/26 A+ 45,034
30 Royal Bank of Canada (3) 2.050% 1/21/27 A+ 27,417
81 Santander Holdings USA Inc 3.500% 6/07/24 BBB 79,107
10 Santander Holdings USA Inc 2.490% 1/06/28 BBB 8,820
80 Santander UK Group Holdings PLC 4.796% 11/15/24 BBB+ 79,046
45 State Street Corp 3.700% 11/20/23 A+ 44,508
100 State Street Corp 5.820% 11/04/28 A+ 105,035
120 Sumitomo Mitsui Financial Group Inc 3.748% 7/19/23 A 119,343
20 SVB Financial Group 1.800% 10/28/26 BBB+ 17,685
10 Symetra Financial Corp 4.250% 7/15/24 BBB+ 9,841
60 Synchrony Financial 4.375% 3/19/24 BBB- 59,343
10 Synchrony Financial 4.875% 6/13/25 BBB- 9,807
20 Toronto-Dominion Bank/The 2.350% 3/08/24 A 19,488
100 Toronto-Dominion Bank/The 4.285% 9/13/24 A 99,181
50 Toronto-Dominion Bank/The 1.200% 6/03/26 A 44,604

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 30 Toronto-Dominion Bank/The 1.250% 9/10/26 A+ $ 26,629
76 Truist Bank 3.689% 8/02/24 A 75,520
10 Truist Financial Corp 4.260% 7/28/26 A- 9,889
100 US Bancorp 3.100% 4/27/26 A 95,857
20 Ventas Realty LP 3.750% 5/01/24 BBB+ 19,606
10 Vornado Realty LP 2.150% 6/01/26 BBB- 8,637
101 Wells Fargo & Co 3.750% 1/24/24 A 99,888
110 Wells Fargo & Co 3.550% 9/29/25 A 106,858
100 Wells Fargo & Co 3.908% 4/25/26 A 97,697
100 Wells Fargo & Co 4.540% 8/15/26 A 99,033
100 Westpac Banking Corp 5.350% 10/18/24 AA- 101,269
9,198 Total Financials 8,810,106
Industrial - 8.6%
50 AbbVie Inc 2.950% 11/21/26 BBB+ 47,316
15 Altria Group Inc 2.350% 5/06/25 BBB+ 14,246
10 Amcor Finance USA Inc 3.625% 4/28/26 BBB 9,611
50 American Tower Corp 3.650% 3/15/27 BBB 47,500
25 Amgen Inc 1.900% 2/21/25 BBB+ 23,579
30 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.650% 2/01/26 BBB+ 29,316
100 AT&T Inc 1.700% 3/25/26 BBB 91,782
30 AutoZone Inc 3.250% 4/15/25 BBB 28,995
30 BAT International Finance PLC 1.668% 3/25/26 BBB 27,077
20 Berry Global Inc 1.570% 1/15/26 BBB- 18,079
85 Boeing Co/The 4.875% 5/01/25 BBB- 85,003
40 Broadcom Inc 3.150% 11/15/25 BBB- 38,240
20 Canadian Pacific Railway Co 1.750% 12/02/26 BBB+ 18,104
50 Cigna Corp 1.250% 3/15/26 BBB+ 45,051
100 CNH Industrial Capital LLC 5.450% 10/14/25 BBB 101,640
30 CNH Industrial Capital LLC 1.450% 7/15/26 BBB 26,925
20 Constellation Brands Inc 4.350% 5/09/27 BBB- 19,770
40 Crown Castle Inc 2.900% 3/15/27 BBB 37,194
30 CVS Health Corp 2.875% 6/01/26 BBB 28,390
100 Dell International LLC / EMC Corp 5.250% 2/01/28 BBB 100,835
10 DXC Technology Co 1.800% 9/15/26 BBB 8,843
100 eBay Inc 1.400% 5/10/26 BBB+ 90,146
100 Enterprise Products Operating LLC 5.050% 1/10/26 BBB+ 101,452
25 Equifax Inc 2.600% 12/15/25 BBB 23,445
20 Equinix Inc 1.450% 5/15/26 BBB 17,944
50 Fidelity National Information Services Inc 0.600% 3/01/24 BBB 47,655
20 Fiserv Inc 3.800% 10/01/23 BBB 19,839
70 Fiserv Inc 2.750% 7/01/24 BBB 67,829
10 Fortive Corp 3.150% 6/15/26 BBB+ 9,482
100 General Motors Financial Co Inc 3.800% 4/07/25 BBB- 97,132
100 General Motors Financial Co Inc 1.250% 1/08/26 BBB- 89,659
30 Gilead Sciences Inc 3.500% 2/01/25 BBB+ 29,353
80 Global Payments Inc 1.500% 11/15/24 BBB- 74,990
30 HCA Inc 5.250% 4/15/25 BBB- 30,031
20 HCA Inc, 144A 3.125% 3/15/27 BBB- 18,593
10 Hewlett Packard Enterprise Co 4.900% 10/15/25 BBB 9,991
20 HP Inc 1.450% 6/17/26 BBB 17,845
20 Kinder Morgan Inc 1.750% 11/15/26 BBB 17,941
30 Kraft Heinz Foods Co 3.000% 6/01/26 BBB- 28,555
10 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 9,010
9 Marriott International Inc/MD 5.750% 5/01/25 BBB 9,153
10 McDonald's Corp 3.250% 6/10/24 BBB+ 9,834
20 McKesson Corp 1.300% 8/15/26 BBB+ 17,845
10 Mondelez International Inc 2.625% 3/17/27 BBB+ 9,307
25 Moody's Corp 3.750% 3/24/25 BBB+ 24,487

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
January 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 National Fuel Gas Co 5.200% 7/15/25 BBB- $ 99,870
10 Northrop Grumman Corp 3.200% 2/01/27 BBB+ 9,621
100 Nucor Corp 3.950% 5/23/25 A- 98,555
70 Oracle Corp 1.650% 3/25/26 BBB 63,840
30 PayPal Holdings Inc 2.400% 10/01/24 A- 28,950
40 Raytheon Technologies Corp 2.650% 11/01/26 BBB+ 37,585
10 Republic Services Inc 2.900% 7/01/26 BBB 9,464
30 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ 28,214
20 Ryder System Inc 2.850% 3/01/27 BBB 18,439
20 S&P Global Inc, 144A 2.450% 3/01/27 A- 18,600
45 Sabine Pass Liquefaction LLC 5.625% 3/01/25 BBB 45,401
100 Sherwin-Williams Co/The 4.250% 8/08/25 BBB 98,765
30 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 BBB+ 28,672
20 Stryker Corp 1.150% 6/15/25 BBB+ 18,450
100 T-Mobile USA Inc 3.750% 4/15/27 BBB- 96,188
30 TransCanada PipeLines Ltd 1.000% 10/12/24 BBB+ 28,067
30 Utah Acquisition Sub Inc 3.950% 6/15/26 BBB- 28,603
70 Verizon Communications Inc 0.850% 11/20/25 BBB+ 63,311
40 VMware Inc 1.400% 8/15/26 BBB- 35,421
50 Warnermedia Holdings Inc, 144A 3.755% 3/15/27 BBB- 46,861
25 Williams Cos Inc/The 3.900% 1/15/25 BBB 24,486
100 Zoetis Inc 5.400% 11/14/25 BBB+ 102,233
2,874 Total Industrial 2,748,610
Utility - 14.0%
50 AES Corp/The 1.375% 1/15/26 BBB- 45,077
50 Ameren Corp 2.500% 9/15/24 BBB+ 48,117
20 Ameren Corp 1.950% 3/15/27 BBB+ 17,997
10 American Electric Power Co Inc 2.031% 3/15/24 BBB 9,663
100 American Electric Power Co Inc 1.000% 11/01/25 BBB 90,050
48 American Water Capital Corp 3.850% 3/01/24 A- 47,374
10 American Water Capital Corp 3.000% 12/01/26 A- 9,456
100 American Water Capital Corp 2.950% 9/01/27 A- 94,113
60 Atmos Energy Corp 3.000% 6/15/27 A 57,060
45 Avangrid Inc 3.150% 12/01/24 BBB 43,463
40 Berkshire Hathaway Energy Co 4.050% 4/15/25 A- 39,497
70 Black Hills Corp 1.037% 8/23/24 BBB+ 65,759
10 CenterPoint Energy Inc 2.500% 9/01/24 BBB 9,622
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 90,366
60 CMS Energy Corp 3.875% 3/01/24 BBB 59,045
50 Consolidated Edison Co of New York Inc 2.900% 12/01/26 A- 46,481
61 Dominion Energy Inc 3.071% 8/15/24 BBB 59,190
40 Dominion Energy Inc 3.300% 3/15/25 BBB 38,650
200 Dominion Energy Inc 1.450% 4/15/26 BBB 180,554
80 DTE Energy Co 1.050% 6/01/25 BBB 73,252
100 Duke Energy Corp 0.900% 9/15/25 BBB 90,480
100 Duke Energy Corp 4.300% 3/15/28 BBB 98,551
20 Duke Energy Corp 3.250% 1/15/82 BBB- 16,341
100 Duke Energy Florida LLC 3.200% 1/15/27 A 96,016
65 Edison International 4.950% 4/15/25 BBB- 64,671
50 Emera US Finance LP 0.833% 6/15/24 BBB- 47,001
70 Entergy Louisiana LLC 5.590% 10/01/24 A 70,859
9 Entergy Louisiana LLC 5.400% 11/01/24 A 9,156
150 Entergy Louisiana LLC 2.400% 10/01/26 A 138,074
19 Evergy Inc 2.450% 9/15/24 BBB+ 18,197
100 Evergy Kansas Central Inc 2.550% 7/01/26 A 93,558
190 Eversource Energy 0.800% 8/15/25 BBB+ 171,145
100 Eversource Energy 1.400% 8/15/26 BBB+ 89,570
100 Eversource Energy 2.900% 3/01/27 BBB+ 93,855
50 Exelon Corp 3.950% 6/15/25 BBB 49,207

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 60 Exelon Corp 3.400% 4/15/26 BBB $ 57,644
100 Exelon Corp 2.750% 3/15/27 BBB 93,357
10 Fortis Inc/Canada 3.055% 10/04/26 BBB 9,389
166 Georgia Power Co 2.200% 9/15/24 BBB+ 159,437
30 Interstate Power and Light Co 3.250% 12/01/24 BBB+ 29,167
40 National Rural Utilities Cooperative Finance Corp 0.350% 2/08/24 A 38,204
10 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 9,702
100 NextEra Energy Capital Holdings Inc 4.255% 9/01/24 BBB+ 99,141
100 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 100,161
90 NiSource Inc 0.950% 8/15/25 BBB 82,024
80 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 78,524
100 Pacific Gas and Electric Co (3) 3.400% 8/15/24 BBB- 97,155
140 Pacific Gas and Electric Co 3.450% 7/01/25 BBB- 133,669
70 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 64,432
40 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 37,955
70 Public Service Co of Colorado 2.900% 5/15/25 A+ 66,911
200 Public Service Electric and Gas Co 0.950% 3/15/26 A 180,109
100 San Diego Gas & Electric Co 2.500% 5/15/26 A 93,762
40 Sempra Energy 3.300% 4/01/25 BBB 38,723
100 Southern California Edison Co 4.200% 6/01/25 A- 98,743
250 Southern California Gas Co 2.950% 4/15/27 A 236,600
180 Southern Co/The 3.750% 9/15/51 BBB- 156,662
100 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 90,914
40 Tucson Electric Power Co 3.050% 3/15/25 A- 38,445
100 Virginia Electric and Power Co 3.750% 5/15/27 A- 97,506
60 Wisconsin Electric Power Co 3.100% 6/01/25 A 57,606
4,803 Total Utility 4,517,409
$ 16,875 Total Corporate Debt (cost $16,909,147) 16,076,125
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 8,962,095 U.S. TREASURY - 27.8%
X 8,962,095
$ 900 United States Treasury Note/Bond 0.125% 8/31/23 AA+ $ 876,410
50 United States Treasury Note/Bond 0.750% 12/31/23 AAA 48,215
82 United States Treasury Note/Bond 1.750% 6/30/24 AAA 78,871
300 United States Treasury Note/Bond 3.000% 7/31/24 AAA 293,555
70 United States Treasury Note/Bond 1.250% 8/31/24 AAA 66,612
881 United States Treasury Note/Bond 1.375% 1/31/25 AAA 833,990
167 United States Treasury Note/Bond 0.375% 4/30/25 AAA 153,823
350 United States Treasury Note/Bond 0.250% 5/31/25 AAA 320,715
650 United States Treasury Note/Bond 0.250% 7/31/25 AAA 592,922
200 United States Treasury Note/Bond 0.375% 12/31/25 AAA 181,156
700 United States Treasury Note/Bond 0.750% 4/30/26 AAA 634,894
950 United States Treasury Note/Bond 0.750% 5/31/26 AAA 859,825
50 United States Treasury Note/Bond 0.875% 6/30/26 AAA 45,375
100 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 90,910
100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 91,059
900 United States Treasury Note/Bond 1.875% 2/28/27 AAA 838,019
300 United States Treasury Note/Bond 2.500% 3/31/27 AAA 286,230
850 United States Treasury Note/Bond 2.750% 4/30/27 AAA 818,789
850 United States Treasury Note/Bond 2.625% 5/31/27 AAA 814,473
300 United States Treasury Note/Bond 3.250% 6/30/27 AAA 294,879
250 United States Treasury Note/Bond 2.750% 7/31/27 AAA 240,654
150 United States Treasury Note/Bond 3.125% 8/31/27 AAA 146,754
350 United States Treasury Note/Bond 3.875% 12/31/27 AAA 353,965
$ 9,500 Total U.S. Treasury (cost $9,449,936) 8,962,095

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
January 31, 2023

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 6,688,379 SECURITIZED - 20.7%
X 6,688,379
$ 50 AmeriCredit Automobile Receivables Trust 2021 2 1.010% 1/19/27 AA+ $ 45,900
20 BA Credit Card Trust 2021 A1 (3) 0.440% 9/15/26 AAA 18,982
50 BANK 2021 BN34 1.935% 6/15/63 AAA 45,464
100 Barclays Dryrock Issuance Trust 2021 1 0.630% 7/15/27 AAA 93,618
100 Benchmark Mortgage Trust 2021 B29 2.024% 9/15/54 AAA 90,580
100 Capital One Multi-Asset Execution Trust 2021 A3 1.040% 11/15/26 AAA 93,912
27 Carmax Auto Owner Trust 2020 1 1.890% 12/16/24 AAA 27,098
100 CarMax Auto Owner Trust 2022 1 1.470% 12/15/26 AAA 95,404
71 Carvana Auto Receivables Trust 2022 N1, 144A 2.950% 12/11/28 AA 68,901
100 CNH Equipment Trust 2019 C 2.350% 4/15/27 AAA 97,676
528 COMM Mortgage Trust 2014 CR16 3.775% 4/10/47 AAA 519,022
121 COMM Mortgage Trust 2014 LC17 3.648% 10/10/47 AAA 117,449
79 Dell Equipment Finance Trust 2022 1, 144A 2.110% 8/23/27 AAA 78,391
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 93,703
97 Exeter Automobile Receivables Trust 2022 1A 1.540% 7/15/25 AAA 96,227
51 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 49,582
87 Fannie Mae Pool FN MA3798 3.000% 10/01/34 N/R 83,864
24 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 22,643
26 Fannie Mae Pool FN MA3897 3.000% 1/01/35 N/R 24,476
288 Fannie Mae Pool FN MA3985 3.000% 4/01/35 N/R 276,898
319 Fannie Mae Pool FN MA4206 2.000% 12/01/35 N/R 290,252
557 Fannie Mae Pool FN MA4262 2.500% 2/01/36 N/R 521,571
383 Fannie Mae Pool FN MA4278 1.500% 3/01/36 N/R 339,888
348 Fannie Mae Pool FN MA4470 2.000% 11/01/36 N/R 316,759
76 Ford Credit Auto Lease Trust 2022 A 2.780% 10/15/24 AAA 74,848
100 Ford Credit Auto Owner Trust 2020 B 1.190% 1/15/26 AAA 95,573
92 Freddie Mac Gold Pool FG G18642 3.500% 4/01/32 N/R 90,454
700 Freddie Mac Multifamily Structured Pass Through
Certificates 2015 K046
3.205% 3/25/25 AAA 681,888
100 GM Financial Automobile Leasing Trust 2021 2 0.690% 5/20/25 AA+ 96,176
300 GS Mortgage Securities Trust 2019 GC38 3.872% 2/10/52 AAA 294,215
45 Honda Auto Receivables Owner Trust 2020 3 0.370% 10/18/24 AAA 44,281
67 HPEFS Equipment Trust 2022 1A, 144A 1.020% 5/21/29 AAA 66,006
99 Jimmy Johns Funding LLC 2022 1A, 144A 4.077% 4/30/52 BBB 91,101
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 45,853
200 JP Morgan Chase Commercial Mortgage Securities Trust
2013 C16
4.166% 12/15/46 AAA 197,511
100 Mercedes-Benz Auto Lease Trust 2021 B 0.400% 11/15/24 AAA 97,491
39 MMAF Equipment Finance LLC 2019 A, 144A 2.930% 3/10/26 AAA 38,916
300 Morgan Stanley Bank of America Merrill Lynch Trust 2015
C26
3.531% 10/15/48 AAA 288,221
100 Morgan Stanley Capital I Trust 2021 L5 1.518% 5/15/54 AAA 89,823
100 OneMain Financial Issuance Trust 2022 S1, 144A 4.130% 5/14/35 AAA 97,241
100 Santander Drive Auto Receivables Trust 2021 2 0.900% 6/15/26 AA+ 97,764
50 Santander Retail Auto Lease Trust 2021 B, 144A 0.540% 6/20/25 AAA 47,711
50 Santander Retail Auto Lease Trust 2021 B, 144A 1.410% 11/20/25 BBB 47,086
69 SoFi Professional Loan Program Trust 2020 C, 144A 1.950% 2/15/46 AAA 62,722
39 Toyota Auto Receivables Owner Trust 2019 A 3.000% 5/15/24 AAA 38,677
100 Toyota Auto Receivables Owner Trust 2021 B 0.530% 10/15/26 AAA 91,947
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 84,982
90 Wells Fargo Commercial Mortgage Trust 2016 C32 3.324% 1/15/59 Aaa 87,012
140 WFRBS Commercial Mortgage Trust 2013 C12 3.863% 3/15/48 AA+ 139,215
97 World Omni Auto Receivables Trust 2021 B 0.420% 6/15/26 AAA 93,405
$ 7,019 Total Securitized (cost $7,196,920) 6,688,379

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 190,908 GOVERNMENT RELATED - 0.6%
X 190,908
Government Agency - 0.3%
$ 100 Federal Farm Credit Banks Funding Corp 4.500% 1/10/25 AAA $ 100,278
100 Total Government Agency 100,278
Sovereign Debt - 0.3%
90 Asian Development Bank 4.250% 1/09/26 AAA 90,630
90 Total Sovereign Debt 90,630
$ 190 Total Government Related (cost $189,720) 190,908
Total Long-Term Investments (cost $33,745,723) 31,917,507
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.6%
X 198,114 MONEY MARKET FUNDS - 0.6%
X 198,114
198,114 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 198,114
Total Money Market Funds (cost $198,114) $ 198,114
Total Investments Purchased with Collateral from Securities Lending (cost $198,114) 198,114
Total Investments (cost $ 33,943,837 ) - 99 .6% 32,115,621
Other Assets & Liabilities, Net - 0.4% 144,087
Net Assets - 100% $ 32,259,708
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $192,302.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.5%
X 101,755,429 CORPORATE DEBT - 97.5%
X 101,755,429
Financials - 10.4%
$ 110 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A
5.750% 5/15/26 B+ $ 104,637
250 Coinbase Global Inc, 144A 3.375% 10/01/28 BB 161,250
250 Coinbase Global Inc, 144A 3.625% 10/01/31 BB 145,625
140 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 125,969
80 Curo Group Holdings Corp, 144A 7.500% 8/01/28 CCC+ 36,300
9 Diversified Healthcare Trust 4.375% 3/01/31 B- 6,097
166 Global Aircraft Leasing Co Ltd, (cash 6.500%, PIK 7.250%),
144A
6.500% 9/15/24 B+ 151,306
200 Global Atlantic Fin Co, 144A 4.700% 10/15/51 BB+ 172,175
170 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 BB+ 150,875
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 BB- 148,222
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 BB- 116,331
50 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB- 48,813
200 iStar Inc 4.250% 8/01/25 BB 198,500
150 Kennedy-Wilson Inc 5.000% 3/01/31 BB 122,356
260 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 BB+ 222,300
160 LPL Holdings Inc, 144A 4.000% 3/15/29 BB 143,200
150 MGIC Investment Corp 5.250% 8/15/28 BB+ 141,405
200 Molina Healthcare Inc, 144A 4.375% 6/15/28 BB- 184,710
350 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 301,046
70 Molina Healthcare Inc, 144A 3.875% 5/15/32 BB- 58,687
540 MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/01/29 BB+ 419,850
100 Nationstar Mortgage Holdings Inc, 144A 6.000% 1/15/27 B+ 92,750
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 B+ 87,371
910 Nationstar Mortgage Holdings Inc, 144A 5.125% 12/15/30 B+ 737,100
300 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 B+ 241,500
300 OneMain Finance Corp 6.875% 3/15/25 BB 299,058
300 OneMain Finance Corp 7.125% 3/15/26 BB 298,037
400 OneMain Finance Corp 3.500% 1/15/27 BB 347,886
467 OneMain Finance Corp 6.625% 1/15/28 BB 454,984
200 OneMain Finance Corp 3.875% 9/15/28 BB 168,000
200 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
7.500% 6/01/25 B+ 202,750
450 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
5.875% 10/01/28 B+ 416,417
650 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
4.875% 5/15/29 B+ 561,925
200 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 BB- 186,000
275 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 BB- 231,136
760 PROG Holdings Inc, 144A 6.000% 11/15/29 B+ 644,100
430 RHP Hotel Properties LP / RHP Finance Corp 4.750% 10/15/27 B+ 402,748
390 RHP Hotel Properties LP / RHP Finance Corp, 144A 4.500% 2/15/29 B+ 346,633
400 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 356,626
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 253,107
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 BB+ 244,341
200 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 4.000% 10/15/33 BB+ 158,608
100 SLM Corp 4.200% 10/29/25 BB+ 93,255
1 SLM Corp 3.125% 11/02/26 BB+ 883
110 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB- 98,725
260 UniCredit SpA, 144A 5.459% 6/30/35 BB+ 227,464
370 XHR LP, 144A 6.375% 8/15/25 B+ 364,478
260 XHR LP, 144A 4.875% 6/01/29 B+ 230,750
12,538 Total Financials 10,906,286

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 85.5%
$ 92 1011778 BC ULC / New Red Finance Inc, 144A 3.875% 1/15/28 BB $ 84,086
200 180 Medical Inc, 144A 3.875% 10/15/29 BB 177,252
100 ACCO Brands Corp, 144A 4.250% 3/15/29 BB- 86,505
260 AdaptHealth LLC, 144A 4.625% 8/01/29 B 226,213
300 AdaptHealth LLC, 144A 5.125% 3/01/30 B 267,010
200 Air Canada, 144A 3.875% 8/15/26 BB 184,999
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.250% 3/15/26 BB- 231,240
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 BB- 474,025
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB- 244,375
200 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.875% 2/15/30 BB- 183,967
150 Allison Transmission Inc, 144A 5.875% 6/01/29 BB 144,415
100 Allison Transmission Inc, 144A 3.750% 1/30/31 BB 84,563
200 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 99,731
300 AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 CCC+ 174,285
10 AMC Networks Inc 4.250% 2/15/29 BB- 6,162
100 American Airlines Group Inc, 144A (3) 3.750% 3/01/25 CCC 93,674
380 American Axle & Manufacturing Inc 5.000% 10/01/29 B 312,954
180 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 180,742
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 BB- 92,758
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB- 102,625
500 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 1/15/28 BB- 478,125
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 92,875
200 APX Group Inc, 144A 5.750% 7/15/29 CCC 173,013
100 Aramark Services Inc, 144A 5.000% 2/01/28 B+ 94,250
420 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B+ 411,600
740 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 703,000
80 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 B 66,149
150 Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
144A
5.250% 8/15/27 CCC+ 122,833
400 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 352,976
300 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 258,735
120 ASGN Inc, 144A 4.625% 5/15/28 BB- 109,477
310 Aston Martin Capital Holdings Ltd, 144A 10.500% 11/30/25 CCC 302,774
380 Avantor Funding Inc, 144A 4.625% 7/15/28 BB- 358,184
100 Avantor Funding Inc, 144A 3.875% 11/01/29 BB- 87,906
400 Avaya Inc, 144A 6.125% 9/15/28 CC 122,000
120 Avient Corp, 144A 5.750% 5/15/25 BB- 118,759
100 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
4.750% 4/01/28 B 87,884
330 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
5.375% 3/01/29 B 295,020
160 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 B+ 137,600
190 Axalta Coating Systems LLC / Axalta Coating Systems
Dutch Holding B BV, 144A (3)
4.750% 6/15/27 B+ 179,550
80 Ball Corp 4.875% 3/15/26 BB+ 78,802
360 Ball Corp 2.875% 8/15/30 BB+ 295,126
200 Ball Corp 3.125% 9/15/31 BB+ 163,532
380 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 371,328
400 Bausch Health Cos Inc, 144A 6.125% 2/01/27 B 273,000
400 Bausch Health Cos Inc, 144A (3) 5.750% 8/15/27 B 270,956

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B- $ 64,282
720 Bausch Health Cos Inc, 144A 11.000% 9/30/28 B- 563,328
140 Bausch Health Cos Inc, 144A 14.000% 10/15/30 CCC- 87,391
150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 BB- 133,125
200 Block Inc 2.750% 6/01/26 BB 181,768
150 Block Inc (3) 3.500% 6/01/31 BB 125,252
60 Bombardier Inc, 144A (3) 7.875% 4/15/27 B- 59,949
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
6.250% 9/15/27 B 177,846
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
4.875% 2/15/30 B 154,993
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 BB- 55,944
501 Builders FirstSource Inc, 144A 4.250% 2/01/32 BB- 430,984
260 Cable One Inc, 144A (3) 4.000% 11/15/30 B 214,377
100 Camelot Finance SA, 144A 4.500% 11/01/26 B 95,113
20 Carnival Corp, 144A 9.875% 8/01/27 B+ 20,550
146 Carvana Co, 144A 10.250% 5/01/30 CCC 78,285
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 B+ 472,889
800 Catalent Pharma Solutions Inc, 144A (3) 3.125% 2/15/29 B+ 661,792
500 Catalent Pharma Solutions Inc, 144A (3) 3.500% 4/01/30 B+ 413,125
400 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 370,000
550 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 3/01/30 BB- 480,584
610 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB- 521,221
810 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 BB- 674,770
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 2/01/32 BB- 170,000
600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB- 496,500
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 6/01/33 BB- 162,500
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 BB- 155,910
210 CGG SA, 144A 8.750% 4/01/27 B- 186,278
110 Charles River Laboratories International Inc, 144A (3) 3.750% 3/15/29 BB 97,975
400 Chart Industries Inc, 144A 7.500% 1/01/30 B+ 409,000
400 Chart Industries Inc, 144A 9.500% 1/01/31 B 417,396
710 Chemours Co/The, 144A 5.750% 11/15/28 B+ 646,987
420 Chemours Co/The, 144A 4.625% 11/15/29 B+ 350,918
300 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 B 265,560
250 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 B 235,623
100 CHS/Community Health Systems Inc, 144A 6.875% 4/01/28 CCC 61,219
300 CHS/Community Health Systems Inc, 144A (3) 6.000% 1/15/29 B 263,325
200 CHS/Community Health Systems Inc, 144A 6.875% 4/15/29 CCC 126,500
200 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 CCC 120,228
100 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B 80,692
150 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 B 114,749
350 Cinemark USA Inc, 144A (3) 5.250% 7/15/28 B 286,888
418 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 B 372,982
970 Clarivate Science Holdings Corp, 144A (3) 4.875% 7/01/29 CCC+ 853,527
310 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B 281,159
100 Clear Channel Outdoor Holdings Inc, 144A (3) 7.750% 4/15/28 CCC 85,073
410 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 334,150
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB- 92,586
262 Commscope Inc, 144A 6.000% 3/01/26 B 250,826
490 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 416,769
110 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 86,169
355 Commscope Inc, 144A 4.750% 9/01/29 B 295,488
260 Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 B 243,415
100 Consolidated Communications Inc, 144A 6.500% 10/01/28 B- 81,464
190 Cornerstone Building Brands Inc, 144A 6.125% 1/15/29 CCC+ 142,333
300 Covanta Holding Corp, 144A 4.875% 12/01/29 B 262,125
100 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB 95,571

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 110 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- $ 104,353
12 Crowdstrike Holdings Inc 3.000% 2/15/29 BB- 10,297
150 Crown Americas LLC / Crown Americas Capital Corp VI 4.750% 2/01/26 BB 146,541
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 BB+ 126,783
760 DaVita Inc, 144A 4.625% 6/01/30 B+ 640,300
480 DaVita Inc, 144A 3.750% 2/15/31 B+ 373,200
200 Diamond BC BV, 144A (3) 4.625% 10/01/29 CCC+ 168,238
220 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CC 4,400
318 Diebold Nixdorf Inc, 144A (3) 9.375% 7/15/25 CC 209,066
500 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BB 452,903
100 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 87,750
141 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 123,336
200 Dycom Industries Inc, 144A 4.500% 4/15/29 BB- 179,050
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 BB- 198,872
50 Edgewell Personal Care Co, 144A 4.125% 4/01/29 BB- 43,562
150 Elastic NV, 144A 4.125% 7/15/29 B+ 128,365
150 Encompass Health Corp 4.500% 2/01/28 B+ 140,018
400 Encompass Health Corp 4.750% 2/01/30 B+ 366,664
90 Energizer Holdings Inc, 144A 4.750% 6/15/28 B 80,550
150 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 146,625
450 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 441,904
300 EQM Midstream Partners LP 5.500% 7/15/28 BB- 276,750
12 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB- 11,985
100 Fair Isaac Corp, 144A 4.000% 6/15/28 BB 92,851
215 Gap Inc/The, 144A 3.625% 10/01/29 BB- 165,012
355 Gartner Inc, 144A 4.500% 7/01/28 BB+ 337,246
4 Gartner Inc, 144A 3.625% 6/15/29 BB+ 3,592
140 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B- 137,877
150 Gen Digital Inc, 144A 6.750% 9/30/27 BB- 152,108
150 Gen Digital Inc, 144A (3) 7.125% 9/30/30 BB- 152,295
110 Glatfelter Corp, 144A 4.750% 11/15/29 B 77,000
200 Go Daddy Operating Co LLC / GD Finance Co Inc, 144A 5.250% 12/01/27 BB- 193,556
140 Grand Canyon University 4.125% 10/01/24 BB+ 133,078
350 Gray Television Inc, 144A 7.000% 5/15/27 B 318,406
100 Gray Television Inc, 144A 4.750% 10/15/30 B 73,750
30 Griffon Corp 5.750% 3/01/28 B- 28,393
640 GrubHub Holdings Inc, 144A 5.500% 7/01/27 B- 511,895
750 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 B+ 716,242
100 Herbalife Nutrition Ltd / HLF Financing Inc, 144A 7.875% 9/01/25 B+ 93,783
1,510 Herc Holdings Inc, 144A 5.500% 7/15/27 B+ 1,445,825
350 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 311,500
450 Hertz Corp/The, 144A 5.000% 12/01/29 CCC+ 367,875
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 BB 56,563
310 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 B 277,249
208 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
4.875% 7/01/31 B 180,373
100 HLF Financing Sarl LLC / Herbalife International Inc, 144A 4.875% 6/01/29 B+ 73,125
170 Hologic Inc, 144A 3.250% 2/15/29 BB 149,568
100 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 B+ 102,125
7 Howmet Aerospace Inc 6.875% 5/01/25 BB+ 7,210
170 IAA Inc, 144A 5.500% 6/15/27 B 170,637
150 iHeartCommunications Inc 6.375% 5/01/26 B+ 143,310
300 iHeartCommunications Inc (3) 8.375% 5/01/27 B- 268,875
154 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 137,927
150 iHeartCommunications Inc, 144A 4.750% 1/15/28 B+ 128,258
120 Ingevity Corp, 144A 3.875% 11/01/28 BB- 105,179

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 1,550 Intelsat Jackson Holdings SA, 144A 6.500% 3/15/30 B+ $ 1,407,400
200 IQVIA Inc, 144A 5.000% 5/15/27 BB- 194,082
120 Iron Mountain Inc, 144A 5.250% 3/15/28 BB- 114,108
100 Iron Mountain Inc, 144A 5.000% 7/15/28 BB- 91,951
390 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 352,223
111 Iron Mountain Inc, 144A 5.250% 7/15/30 BB- 100,448
160 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 138,720
320 ITT Holdings LLC, 144A 6.500% 8/01/29 B 278,000
10 Lamar Media Corp (3) 4.000% 2/15/30 BB- 8,900
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 BB- 145,075
250 Level 3 Financing Inc, 144A 4.250% 7/01/28 BB 198,123
300 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 195,000
50 Lithia Motors Inc, 144A 3.875% 6/01/29 BB 42,484
650 Lumen Technologies Inc, 144A 5.125% 12/15/26 B+ 555,750
800 Lumen Technologies Inc, 144A 4.000% 2/15/27 BB+ 674,602
800 Lumen Technologies Inc, 144A (3) 5.375% 6/15/29 B+ 554,179
33 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 BB 30,690
280 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 243,743
150 Masonite International Corp, 144A 5.375% 2/01/28 BB+ 140,403
160 Match Group Holdings II LLC, 144A 4.625% 6/01/28 BB- 147,163
160 Match Group Holdings II LLC, 144A 4.125% 8/01/30 BB- 137,600
160 Match Group Holdings II LLC, 144A 3.625% 10/01/31 BB- 128,400
160 Mattel Inc, 144A 3.375% 4/01/26 BB+ 149,201
162 Mattel Inc, 144A 3.750% 4/01/29 BB+ 145,541
120 Maxar Technologies Inc, 144A 7.750% 6/15/27 B 125,472
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B 87,863
140 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 CCC 120,050
120 Mercer International Inc 5.125% 2/01/29 B+ 102,624
64 Methanex Corp 5.125% 10/15/27 BB 60,960
150 Methanex Corp 5.250% 12/15/29 BB 137,926
130 Michaels Cos Inc, 144A 5.250% 5/01/28 B+ 108,408
200 ModivCare Inc, 144A 5.875% 11/15/25 B 193,324
123 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 BB- 102,090
50 Murphy Oil USA Inc 4.750% 9/15/29 BB 45,813
100 Murphy Oil USA Inc, 144A 3.750% 2/15/31 BB 83,667
50 NCL Corp Ltd, 144A 3.625% 12/15/24 CCC+ 46,937
10 NCL Corp Ltd, 144A (3) 7.750% 2/15/29 CCC+ 8,599
303 NCR Corp, 144A 5.750% 9/01/27 B 294,019
481 NCR Corp, 144A 5.000% 10/01/28 B 423,694
250 NCR Corp, 144A 5.125% 4/15/29 B 217,764
3 NCR Corp, 144A 6.125% 9/01/29 B 2,970
300 Netflix Inc, 144A 3.625% 6/15/25 BB+ 288,750
540 Netflix Inc 5.875% 11/15/28 BB+ 560,212
300 Netflix Inc 6.375% 5/15/29 BB+ 321,456
300 Netflix Inc, 144A 5.375% 11/15/29 BB+ 304,269
300 Netflix Inc, 144A 4.875% 6/15/30 BB+ 296,280
300 New Fortress Energy Inc, 144A 6.750% 9/15/25 BB- 286,991
300 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 276,048
100 Newell Brands Inc 4.875% 6/01/25 BB+ 97,775
500 Nexstar Media Inc, 144A 5.625% 7/15/27 B 476,285
688 Nexstar Media Inc, 144A (3) 4.750% 11/01/28 B 621,044
71 Nordstrom Inc 4.375% 4/01/30 BB+ 56,965
250 NuStar Logistics LP 5.750% 10/01/25 BB- 247,378
150 NuStar Logistics LP 6.000% 6/01/26 BB- 146,898
150 NuStar Logistics LP 6.375% 10/01/30 BB- 144,488
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 BB 54,751
200 Open Text Corp, 144A 3.875% 2/15/28 BB 173,792
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 BB 162,488
310 Option Care Health Inc, 144A 4.375% 10/31/29 B- 267,785
700 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 633,115

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 210 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- $ 189,586
200 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 183,973
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.250% 1/15/29 B 429,821
100 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.625% 3/15/30 B 85,891
280 Owens & Minor Inc, 144A (3) 4.500% 3/31/29 B 228,085
20 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 B+ 17,776
120 Parkland Corp, 144A 5.875% 7/15/27 BB- 115,116
591 Performance Food Group Inc, 144A 5.500% 10/15/27 B 568,835
385 Performance Food Group Inc, 144A 4.250% 8/01/29 BB- 343,516
100 Post Holdings Inc, 144A 5.625% 1/15/28 B 96,250
100 Post Holdings Inc, 144A 4.500% 9/15/31 B 86,250
250 PRA Health Sciences Inc, 144A 2.875% 7/15/26 BB+ 228,792
120 Prestige Brands Inc, 144A 3.750% 4/01/31 B 101,892
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 196,008
1,350 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,280,340
100 PTC Inc, 144A 3.625% 2/15/25 BB- 95,893
100 PTC Inc, 144A 4.000% 2/15/28 BB- 93,163
760 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B+ 456,950
210 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 77,372
501 Rakuten Group Inc, 144A (3) 5.125% N/A (4) B+ 433,991
555 Rakuten Group Inc, 144A 6.250% N/A (4) B+ 454,028
810 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 629,807
330 Rite Aid Corp, 144A 8.000% 11/15/26 B- 183,975
300 ROBLOX Corp, 144A 3.875% 5/01/30 BB 253,335
350 Royal Caribbean Cruises Ltd, 144A 11.500% 6/01/25 BB- 375,823
250 Royal Caribbean Cruises Ltd, 144A (3) 4.250% 7/01/26 B- 216,875
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 B- 178,992
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 B- 173,976
50 SABRE GLBL INC, 144A 9.250% 4/15/25 B 51,298
840 SBA Communications Corp 3.875% 2/15/27 B+ 775,770
170 Scripps Escrow II Inc, 144A (3) 5.375% 1/15/31 B 137,190
100 Scripps Escrow Inc, 144A 5.875% 7/15/27 B 89,250
260 Seagate HDD Cayman 4.091% 6/01/29 BB+ 230,431
8 Seagate HDD Cayman, 144A 9.625% 12/01/32 BB 8,832
1,080 SeaWorld Parks & Entertainment Inc, 144A 5.250% 8/15/29 B- 976,118
1,440 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,406,419
220 Sensata Technologies BV, 144A 4.000% 4/15/29 BB- 197,450
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 BB- 84,885
183 Service Corp International/US 5.125% 6/01/29 BB- 175,242
150 Service Corp International/US 4.000% 5/15/31 BB- 131,172
235 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB- 211,506
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 BB- 293,338
92 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB- 81,889
360 Sirius XM Radio Inc, 144A 5.500% 7/01/29 BB- 337,374
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 BB- 257,289
190 Sirius XM Radio Inc, 144A 3.875% 9/01/31 BB- 156,632
380 Sotheby's, 144A 7.375% 10/15/27 B 364,980
100 Spectrum Brands Inc, 144A (3) 3.875% 3/15/31 B 80,623
650 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 B 652,236
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 144A 8.000% 9/20/25 BB 204,000
300 SPX FLOW Inc, 144A (3) 8.750% 4/01/30 CCC 246,878
10 SS&C Technologies Inc, 144A 5.500% 9/30/27 B 9,617
200 Studio City Finance Ltd, 144A 6.000% 7/15/25 B+ 188,499
400 Studio City Finance Ltd, 144A 5.000% 1/15/29 B+ 324,882

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 300 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 BB- $ 260,993
100 Summit Materials LLC / Summit Materials Finance Corp,
144A
5.250% 1/15/29 BB- 93,899
250 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 BB 249,858
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 180,938
130 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 114,887
850 Syneos Health Inc, 144A 3.625% 1/15/29 B+ 687,438
100 Tallgrass Energy Partners LP / Tallgrass Energy Finance
Corp, 144A
6.000% 9/01/31 BB- 90,000
11 Taylor Morrison Communities Inc, 144A 5.125% 8/01/30 BB- 10,060
190 TEGNA Inc 5.000% 9/15/29 BB- 178,982
150 Teleflex Inc 4.625% 11/15/27 BB- 143,207
150 Teleflex Inc, 144A 4.250% 6/01/28 BB- 138,368
100 Tempur Sealy International Inc, 144A 4.000% 4/15/29 BB+ 87,342
800 Tenet Healthcare Corp 4.875% 1/01/26 BB- 779,176
300 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B+ 294,132
551 Tenet Healthcare Corp 5.125% 11/01/27 BB- 530,338
230 Tenet Healthcare Corp 4.625% 6/15/28 BB- 213,302
300 Tenet Healthcare Corp 6.125% 10/01/28 B- 280,524
400 Tenet Healthcare Corp 4.250% 6/01/29 BB- 356,162
480 Tenet Healthcare Corp 4.375% 1/15/30 BB- 426,686
480 Terex Corp, 144A 5.000% 5/15/29 B 448,200
650 Thor Industries Inc, 144A 4.000% 10/15/29 B+ 540,488
70 TopBuild Corp, 144A 4.125% 2/15/32 BB 59,389
10 TransDigm Inc 5.500% 11/15/27 B- 9,550
60 TransDigm Inc 4.875% 5/01/29 B- 54,138
110 Transocean Inc, 144A 11.500% 1/30/27 CCC- 114,779
100 Travel + Leisure Co, 144A 6.625% 7/31/26 BB- 99,237
100 Travel + Leisure Co, 144A 4.500% 12/01/29 BB- 86,011
290 TreeHouse Foods Inc 4.000% 9/01/28 CCC+ 241,860
144 Triumph Group Inc, 144A 8.875% 6/01/24 B 146,160
210 Triumph Group Inc, 144A 6.250% 9/15/24 CCC- 202,697
1,170 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 B 1,123,130
820 Trivium Packaging Finance BV, 144A (3) 8.500% 8/15/27 CCC 788,627
1,310 Tronox Inc, 144A 4.625% 3/15/29 BB- 1,120,050
250 TTM Technologies Inc, 144A 4.000% 3/01/29 BB- 218,438
130 Twilio Inc 3.875% 3/15/31 BB- 107,313
900 Uber Technologies Inc, 144A 7.500% 5/15/25 B- 912,846
110 Uber Technologies Inc, 144A 8.000% 11/01/26 B- 112,600
760 Uber Technologies Inc, 144A 7.500% 9/15/27 B- 771,681
650 Uber Technologies Inc, 144A (3) 6.250% 1/15/28 B- 636,004
570 Uber Technologies Inc, 144A 4.500% 8/15/29 B- 507,478
150 United Natural Foods Inc, 144A 6.750% 10/15/28 B- 144,750
343 United Rentals North America Inc 5.250% 1/15/30 BB 331,853
99 United Rentals North America Inc 4.000% 7/15/30 BB 89,114
670 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 B 661,237
700 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
4.750% 4/15/28 B 572,399
260 Univar Solutions USA Inc/Washington, 144A 5.125% 12/01/27 BB 251,401
110 Univision Communications Inc, 144A 6.625% 6/01/27 B+ 107,800
24 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 20,650
100 UPC Holding BV, 144A 5.500% 1/15/28 B 91,250
360 US Foods Inc, 144A 6.250% 4/15/25 B+ 360,652
328 US Foods Inc, 144A 4.750% 2/15/29 B- 300,053
150 US Foods Inc, 144A 4.625% 6/01/30 B- 134,281
250 Vail Resorts Inc, 144A 6.250% 5/15/25 B+ 251,196
210 Valvoline Inc, 144A 4.250% 2/15/30 BB- 206,437
200 VEON Holdings BV, 144A 3.375% 11/25/27 N/R 136,000
308 Victoria's Secret & Co, 144A (3) 4.625% 7/15/29 B+ 255,868

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Videotron Ltd, 144A 5.125% 4/15/27 BB+ $ 95,992
150 Videotron Ltd, 144A 3.625% 6/15/29 BB+ 130,508
10 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 8,394
320 Vodafone Group PLC 7.000% 4/04/79 BB+ 329,571
145 Vodafone Group PLC 4.125% 6/04/81 BB+ 117,392
700 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 599,431
610 Weatherford International Ltd, 144A 6.500% 9/15/28 B+ 606,950
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 1,009,410
200 Weir Group PLC/The, 144A 2.200% 5/13/26 BB+ 179,254
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB- 533,856
290 Western Midstream Operating LP 4.550% 2/01/30 BB+ 265,570
150 Williams Scotsman International Inc, 144A 6.125% 6/15/25 B 150,738
500 Williams Scotsman International Inc, 144A 4.625% 8/15/28 B 463,278
510 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 B 412,860
350 WMG Acquisition Corp, 144A 3.875% 7/15/30 BB- 308,525
1 WMG Acquisition Corp, 144A 3.000% 2/15/31 BB- 829
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 BB- 129,123
310 Xerox Holdings Corp, 144A (3) 5.500% 8/15/28 BB 262,919
426 Yum! Brands Inc, 144A 4.750% 1/15/30 BB- 398,417
310 Zayo Group Holdings Inc, 144A 6.125% 3/01/28 CCC+ 213,125
610 Ziggo BV, 144A 4.875% 1/15/30 B+ 531,334
180 ZipRecruiter Inc, 144A 5.000% 1/15/30 BB- 156,600
200 ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A
(3)
3.875% 2/01/29 B+ 172,500
100,510 Total Industrial 89,222,015
Utility - 1.6%
10 Calpine Corp, 144A 5.000% 2/01/31 B+ 8,569
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 188,640
110 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 92,931
160 Drax Finco PLC, 144A 6.625% 11/01/25 BB+ 156,000
1,150 Enviva Partners LP / Enviva Partners Finance Corp, 144A (3) 6.500% 1/15/26 B+ 1,073,422
100 NextEra Energy Operating Partners LP, 144A 4.250% 7/15/24 BB+ 97,666
11 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 9,900
1,741 Total Utility 1,627,128
$ 114,789 Total Corporate Debt (cost $109,818,032) 101,755,429
Total Long-Term Investments (cost $109,818,032) 101,755,429
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   7.0%
X 7,324,132 MONEY MARKET FUNDS - 7.0%
X 7,324,132
7,324,132 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.350%(6) $ 7,324,132
Total Money Market Funds (cost $7,324,132) $ 7,324,132
Total Investments Purchased with Collateral from Securities Lending (cost $7,324,132) 7,324,132
Total Investments (cost $ 117,142,164 ) - 104 .5% 109,079,561
Other Assets & Liabilities, Net - (4.5)% (4,700,843)
Net Assets - 100% $ 104,378,718
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,042,077.
(4) Perpetual security. Maturity date is not applicable.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments January 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.0%
X 103,856,910 U.S. TREASURY - 39.6%
X 103,856,910
$ 2,150 United States Treasury Note/Bond 0.375% 10/31/23 AAA $ 2,080,965
900 United States Treasury Note/Bond 0.500% 11/30/23 AAA 868,887
1,346 United States Treasury Note/Bond 2.875% 11/30/23 AAA 1,325,389
100 United States Treasury Note/Bond 0.750% 12/31/23 AAA 96,430
1,411 United States Treasury Note/Bond 2.500% 1/31/24 AAA 1,380,300
1,814 United States Treasury Note/Bond 2.250% 4/30/24 AAA 1,761,493
4,672 United States Treasury Note/Bond 2.000% 5/31/24 AAA 4,515,232
800 United States Treasury Note/Bond 3.000% 7/31/24 AAA 782,813
262 United States Treasury Note/Bond 1.250% 8/31/24 AAA 249,320
3,090 United States Treasury Note/Bond 2.125% 9/30/24 AAA 2,979,436
1,454 United States Treasury Note/Bond 2.125% 11/30/24 AAA 1,398,964
300 United States Treasury Note/Bond 4.250% 12/31/24 AAA 300,000
600 United States Treasury Note/Bond 1.125% 1/15/25 AAA 565,406
2,824 United States Treasury Note/Bond 1.375% 1/31/25 AAA 2,673,313
1,500 United States Treasury Note/Bond 0.250% 5/31/25 AAA 1,374,492
950 United States Treasury Note/Bond 0.250% 8/31/25 AAA 864,129
3,900 United States Treasury Note/Bond 0.250% 9/30/25 AAA 3,543,516
800 United States Treasury Note/Bond 0.250% 10/31/25 AAA 724,188
1,820 United States Treasury Note/Bond 0.375% 11/30/25 AAA 1,649,375
1,300 United States Treasury Note/Bond 0.375% 12/31/25 AAA 1,177,516
3,500 United States Treasury Note/Bond 0.375% 1/31/26 AAA 3,157,930
500 United States Treasury Note/Bond 0.500% 2/28/26 AAA 451,777
1,900 United States Treasury Note/Bond 0.750% 3/31/26 AAA 1,728,480
3,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 2,902,375
700 United States Treasury Note/Bond 0.750% 5/31/26 AAA 633,555
1,700 United States Treasury Note/Bond 0.875% 6/30/26 AAA 1,542,750
1,100 United States Treasury Note/Bond 0.625% 7/31/26 AAA 987,293
1,450 United States Treasury Note/Bond 0.750% 8/31/26 AAA 1,304,547
2,600 United States Treasury Note/Bond 0.875% 9/30/26 AAA 2,345,180
900 United States Treasury Note/Bond 1.125% 10/31/26 AAA 818,191
1,600 United States Treasury Note/Bond 1.250% 11/30/26 AAA 1,459,187
1,100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 1,001,645
1,750 United States Treasury Note/Bond 1.875% 2/28/27 AAA 1,629,482
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 477,051
1,250 United States Treasury Note/Bond 2.750% 4/30/27 AAA 1,204,102
2,000 United States Treasury Note/Bond 2.625% 5/31/27 AAA 1,916,406
900 United States Treasury Note/Bond 0.500% 6/30/27 AAA 785,215
2,500 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,457,324
1,000 United States Treasury Note/Bond 2.750% 7/31/27 AAA 962,617
2,186 United States Treasury Note/Bond 2.250% 8/15/27 AAA 2,059,366
100 United States Treasury Note/Bond 4.125% 9/30/27 AAA 102,027
1,600 United States Treasury Note/Bond 4.125% 10/31/27 AAA 1,633,125
888 United States Treasury Note/Bond 2.250% 11/15/27 AAA 834,408
320 United States Treasury Note/Bond 0.625% 11/30/27 AAA 277,825
1,600 United States Treasury Note/Bond 3.875% 11/30/27 AAA 1,618,250
3,898 United States Treasury Note/Bond 3.875% 12/31/27 AAA 3,942,157
2,344 United States Treasury Note/Bond 2.750% 2/15/28 AAA 2,249,965
650 United States Treasury Note/Bond 1.375% 10/31/28 AAA 575,199
300 United States Treasury Note/Bond 1.750% 1/31/29 AAA 270,281
1,470 United States Treasury Note/Bond 2.375% 5/15/29 AAA 1,370,086
514 United States Treasury Note/Bond 1.625% 8/15/29 AAA 457,781
500 United States Treasury Note/Bond 3.875% 12/31/29 AAA 509,531
100 United States Treasury Note/Bond 0.625% 5/15/30 AAA 81,801
1,000 United States Treasury Note/Bond 1.875% 2/15/32 AAA 877,461
3,050 United States Treasury Note/Bond 2.875% 5/15/32 AAA 2,904,648
1,150 United States Treasury Note/Bond 2.750% 8/15/32 AAA 1,082,078
1,850 United States Treasury Note/Bond 4.125% 11/15/32 AAA 1,946,258

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 200 United States Treasury Note/Bond 1.125% 8/15/40 AAA $ 132,703
1,300 United States Treasury Note/Bond 1.875% 2/15/41 AAA 977,184
500 United States Treasury Note/Bond 2.250% 5/15/41 AAA 398,828
1,050 United States Treasury Note/Bond 1.750% 8/15/41 AAA 764,941
198 United States Treasury Note/Bond 2.000% 11/15/41 AAA 150,465
1,400 United States Treasury Note/Bond 2.375% 2/15/42 AAA 1,132,578
3,900 United States Treasury Note/Bond 3.250% 5/15/42 AAA 3,618,469
1,964 United States Treasury Note/Bond 2.750% 8/15/42 AAA 1,682,749
500 United States Treasury Note/Bond 3.375% 8/15/42 AAA 472,734
135 United States Treasury Note/Bond 2.750% 11/15/42 AAA 115,399
1,098 United States Treasury Note/Bond 4.000% 11/15/42 AAA 1,134,714
4,221 United States Treasury Note/Bond 2.750% 8/15/47 AAA 3,545,640
1,850 United States Treasury Note/Bond 1.250% 5/15/50 AAA 1,087,092
700 United States Treasury Note/Bond 1.375% 8/15/50 AAA 424,402
200 United States Treasury Note/Bond 1.625% 11/15/50 AAA 129,359
3,800 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,617,992
1,100 United States Treasury Note/Bond 2.375% 5/15/51 AAA 851,770
160 United States Treasury Note/Bond 1.875% 11/15/51 AAA 109,825
1,300 United States Treasury Note/Bond 2.250% 2/15/52 AAA 976,727
1,350 United States Treasury Note/Bond 2.875% 5/15/52 AAA 1,163,320
550 United States Treasury Note/Bond 3.000% 8/15/52 AAA 486,664
949 United States Treasury Note/Bond 4.000% 11/15/52 AAA 1,014,837
$ 114,088 Total U.S. Treasury (cost $113,897,823) 103,856,910
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 75,094,417 SECURITIZED - 28.6%
X 75,094,417
$ 50 AmeriCredit Automobile Receivables Trust 2021 2 1.010% 1/19/27 A+ $ 45,900
20 BA Credit Card Trust 2021 A1 0.440% 9/15/26 AAA 18,982
200 BANK 2019 BN19 2.926% 8/15/61 AAA 180,483
100 BANK 2021 BN34 1.935% 6/15/63 AAA 90,929
100 BANK 2021 BN35 2.067% 6/15/64 AAA 86,729
500 BBCMS Mortgage Trust 2020 C6 2.690% 2/15/53 AAA 475,709
200 Benchmark Mortgage Trust 2021 B24 2.264% 3/15/54 AAA 170,596
100 Benchmark Mortgage Trust 2021 B27 2.703% 7/15/54 A- 71,789
100 Benchmark Mortgage Trust 2021 B28 2.073% 8/15/54 AAA 86,761
100 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 97,804
27 Carmax Auto Owner Trust 2020 1 1.890% 12/16/24 AAA 27,098
100 CarMax Auto Owner Trust 2022 1 1.700% 8/16/27 AAA 92,435
75 Carvana Auto Receivables Trust 2022 N1, 144A 4.130% 12/11/28 BBB 70,351
100 Citibank Credit Card Issuance Trust 2018 A3 3.290% 5/23/25 AAA 99,497
180 Citigroup Commercial Mortgage Trust 2016 C1 3.209% 5/10/49 AAA 170,870
500 COMM Mortgage Trust 2015 LC19 3.183% 2/10/48 AAA 481,445
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 93,703
100 Exeter Automobile Receivables Trust 2022 1A 2.180% 6/15/26 AA 97,742
260 Fannie Mae Pool FN MA2941 3.500% 3/01/32 N/R 255,651
76 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 73,991
164 Fannie Mae Pool FN MA3490 4.000% 10/01/33 N/R 163,806
59 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 56,607
117 Fannie Mae Pool FN MA3865 3.000% 12/01/34 N/R 112,847
143 Fannie Mae Pool FN MA3957 3.500% 3/01/35 N/R 139,046
624 Fannie Mae Pool FN MA4074 2.000% 7/01/35 N/R 568,167
556 Fannie Mae Pool FN MA4123 2.000% 9/01/35 N/R 506,954
547 Fannie Mae Pool FN MA4180 2.500% 11/01/35 N/R 512,506
537 Fannie Mae Pool FN MA4278 1.500% 3/01/36 N/R 475,843
643 Fannie Mae Pool FN MA4298 2.500% 3/01/36 N/R 603,629
159 Fannie Mae Pool FN MA4302 1.500% 4/01/36 N/R 140,807
72 Fannie Mae Pool FN MA4316 2021 MTGE 2.500% 4/01/36 N/R 67,695
184 Fannie Mae Pool FN MA4330 2.500% 5/01/36 N/R 172,570
330 Fannie Mae Pool FN MA4359 1.500% 6/01/36 N/R 292,386
75 Fannie Mae Pool FN MA4361 2021 MTGE 2.500% 6/01/36 N/R 70,644
168 Fannie Mae Pool FN MA4402 1.500% 8/01/36 N/R 149,086

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 313 Fannie Mae Pool FN MA4516 2.000% 1/01/37 N/R $ 284,751
1,233 Fannie Mae Pool FN MA4536 2.000% 2/01/37 N/R 1,123,654
124 Fannie Mae Pool FN MA3890 3.000% 1/01/40 N/R 117,450
773 Fannie Mae Pool FN MA4268 2.000% 2/01/41 N/R 671,559
128 Fannie Mae Pool FN MA4310 1.500% 4/01/41 N/R 108,002
589 Fannie Mae Pool FN MA4334 2.500% 5/01/41 N/R 535,181
89 Fannie Mae Pool FN MA4364 2.000% 6/01/41 N/R 77,773
83 Fannie Mae Pool FN MA4366 2.500% 6/01/41 N/R 74,974
258 Fannie Mae Pool FN MA4387 2.000% 7/01/41 N/R 226,548
349 Fannie Mae Pool FN MA4423 2.500% 9/01/41 N/R 316,327
849 Fannie Mae Pool FN MA3143 3.000% 9/01/47 N/R 783,676
318 Fannie Mae Pool FN MA3120 3.500% 9/01/47 N/R 304,106
55 Fannie Mae Pool FN MA3182 3.500% 11/01/47 N/R 52,512
187 Fannie Mae Pool FN MA3358 4.500% 5/01/48 N/R 186,832
2,501 Fannie Mae Pool FN FM5665 3.500% 8/01/48 N/R 2,391,714
105 Fannie Mae Pool FN MA3536 4.000% 12/01/48 N/R 103,068
178 Fannie Mae Pool FN MA3574 3.500% 1/01/49 N/R 170,097
1,672 Fannie Mae Pool FN FM5488 4.000% 5/01/49 N/R 1,639,498
1,032 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 949,552
695 Fannie Mae Pool FN MA3905 3.000% 1/01/50 N/R 638,385
2,135 Fannie Mae Pool FN MA4182 2.000% 11/01/50 N/R 1,804,685
1,375 Fannie Mae Pool FN MA4208 2.000% 12/01/50 N/R 1,162,116
867 Fannie Mae Pool FN MA4254 1.500% 2/01/51 N/R 694,488
946 Fannie Mae Pool FN MA4255 2.000% 2/01/51 N/R 798,324
354 Fannie Mae Pool FN MA4304 1.500% 4/01/51 N/R 283,798
2,408 Fannie Mae Pool FN MA4305 2021 MTGE 2.000% 4/01/51 NR 2,033,301
89 Fannie Mae Pool FN MA4337 4.000% 4/01/51 N/R 86,272
871 Fannie Mae Pool FN MA4325 2.000% 5/01/51 N/R 734,851
332 Fannie Mae Pool FN MA4327 3.000% 5/01/51 N/R 302,945
1,854 Fannie Mae Pool FN MA4355 2021 MTGE 2.000% 6/01/51 N/R 1,559,535
656 Fannie Mae Pool FN MA4357 3.000% 6/01/51 N/R 598,269
183 Fannie Mae Pool FN MA4377 1.500% 7/01/51 N/R 146,222
268 Fannie Mae Pool FN MA4378 2.000% 7/01/51 N/R 226,042
462 Fannie Mae Pool FN MA4397 1.500% 8/01/51 N/R 369,663
1,397 Fannie Mae Pool FN MA4398 2.000% 8/01/51 N/R 1,178,057
1,012 Fannie Mae Pool FN MA4437 2021 MA4437 2.000% 10/01/51 N/R 851,618
352 Fannie Mae Pool FN MA4439 3.000% 10/01/51 N/R 320,361
372 Fannie Mae Pool FN MA4465 2.000% 11/01/51 N/R 312,841
1,508 Fannie Mae Pool FN MA4511 2021 2021 2.000% 12/01/51 N/R 1,269,281
7,500 Fannie Mae Pool FN MA4493 2.500% 12/01/51 N/R 6,574,106
886 Fannie Mae Pool FN MA4512 2.500% 1/01/52 N/R 776,107
496 Fannie Mae Pool FN MA4513 2021 2021 3.000% 1/01/52 N/R 451,555
1,509 Fannie Mae Pool FN MA4549 3.000% 2/01/52 N/R 1,372,292
2,715 Fannie Mae Pool FN MA4563 2.500% 3/01/52 N/R 2,379,061
925 Fannie Mae Pool FN MA4565 3.500% 3/01/52 N/R 867,284
478 Fannie Mae Pool FN MA4579 3.000% 4/01/52 N/R 434,385
667 Fannie Mae Pool FN MA4644 2022 1 4.000% 5/01/52 NR 644,306
290 Fannie Mae Pool FN MA4625 2022 1 3.500% 6/01/52 AAA 271,792
955 Fannie Mae Pool FN MA4684 4.500% 6/01/52 N/R 943,552
426 Fannie Mae Pool FN MA4686 5.000% 6/01/52 AAA 428,187
339 Fannie Mae Pool FN MA4655 4.000% 7/01/52 NR 327,179
390 Fannie Mae Pool FN MA4700 2022 1 4.000% 7/01/52 AAA 376,701
579 Fannie Mae Pool FN MA4701 2022 1 4.500% 7/01/52 AAA 571,985
769 Fannie Mae Pool FN MA4656 4.500% 7/01/52 AAA 759,410
379 Fannie Mae Pool FN MA4709 5.000% 7/01/52 AAA 380,575
1,060 Fannie Mae Pool FN MA4737 5.000% 8/01/52 NR 1,063,872
1,050 Fannie Mae Pool FN MA4738 5.500% 8/01/52 AAA 1,067,528
391 Fannie Mae Pool FN MA4732 (WI/DD, Settling 2/13/23) 4.000% 9/01/52 NR 377,902
391 Fannie Mae Pool FN MA4807 5.500% 11/01/52 AAA 397,466
681 Fannie Mae Pool FN MA4847 6.000% 11/01/52 AAA 699,167
296 Fannie Mae Pool FN MA4852 6.500% 11/01/52 AAA 306,171
494 Fannie Mae Pool FN MA4842 2022 1 5.500% 12/01/52 AAA 502,136
1,095 Fannie Mae Pool FN MA4894 6.000% 1/01/53 AAA 1,124,651

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 796 Fannie Mae Pool FN MA4895 6.500% 1/01/53 AAA $ 823,545
184 Fannie Mae-Aces 2018 M7 3.033% 3/25/28 N/R 175,497
250 Fannie Mae-Aces 2018 M10 3.358% 7/25/28 N/R 242,267
100 Ford Credit Auto Owner Trust 2022 A 1.290% 6/15/26 AAA 95,332
795 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K735
2.862% 5/25/26 N/R 763,584
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
0.861% 6/25/27 AAA 91,009
62 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
1.760% 3/25/28 AAA 55,774
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K743
1.770% 5/25/28 AAA 89,508
327 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K094
2.701% 4/25/29 N/R 313,541
97 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K125
1.101% 8/25/30 AAA 84,548
98 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 86,709
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K129
1.647% 5/25/31 N/R 82,736
99 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 1520
2.007% 7/25/35 N/R 83,528
494 Ginnie Mae II Pool G2 MA3663 3.500% 5/20/46 N/R 474,114
63 Ginnie Mae II Pool G2 MA5264 4.000% 6/20/48 N/R 61,690
72 Ginnie Mae II Pool G2 MA5398 4.000% 8/20/48 N/R 70,904
446 Ginnie Mae II Pool G2 MA6038 3.000% 7/20/49 N/R 413,403
206 Ginnie Mae II Pool G2 MA6283 3.000% 11/20/49 N/R 190,573
803 Ginnie Mae II Pool G2 MA6338 3.000% 12/20/49 AAA 744,158
159 Ginnie Mae II Pool G2 MA6542 3.500% 3/20/50 AAA 152,271
82 Ginnie Mae II Pool G2 MA6600 3.500% 4/20/50 AAA 78,536
82 Ginnie Mae II Pool G2 MA6820 3.000% 8/20/50 AAA 76,090
777 Ginnie Mae II Pool G2 MA6864 2.000% 9/20/50 AAA 676,412
704 Ginnie Mae II Pool G2 MA6865 2.500% 9/20/50 AAA 635,067
85 Ginnie Mae II Pool G2 MA6931 2.500% 10/20/50 AAA 76,134
283 Ginnie Mae II Pool G2 MA6995 2.500% 11/20/50 AAA 252,614
496 Ginnie Mae II Pool G2 MA7051 2020 GNMA II 2.000% 12/20/50 AAA 431,053
249 Ginnie Mae II Pool G2 MA7054 3.500% 12/20/50 AAA 237,126
468 Ginnie Mae II Pool G2 MA7136 2.500% 1/20/51 N/R 418,639
533 Ginnie Mae II Pool G2 MA7312 2021 MTGE 2.500% 4/20/51 AAA 477,293
588 Ginnie Mae II Pool G2 MA7367 2.500% 5/20/51 AAA 525,982
850 Ginnie Mae II Pool G2 MA7472 2.500% 7/20/51 AAA 759,209
839 Ginnie Mae II Pool G2 MA7704 2.000% 11/20/51 AAA 726,454
281 Ginnie Mae II Pool G2 MA7826 2.000% 1/20/52 AAA 243,112
186 Ginnie Mae II Pool G2 MA7827 2.500% 1/20/52 AAA 166,225
1,567 Ginnie Mae II Pool G2 MA7882 3.000% 2/20/52 AAA 1,443,541
473 Ginnie Mae II Pool G2 MA7937 3.000% 3/20/52 AAA 434,340
865 Ginnie Mae II Pool G2 MA7938 3.500% 3/20/52 AAA 817,393
488 Ginnie Mae II Pool G2 MA8046 4.500% 5/20/52 AAA 485,185
832 Ginnie Mae II Pool G2 MA8100 4.000% 6/20/52 AAA 807,432
245 Ginnie Mae II Pool G2 MA8101 4.500% 6/20/52 AAA 243,316
490 Ginnie Mae II Pool G2 MA8102 5.000% 6/20/52 AAA 493,683
492 Ginnie Mae II Pool G2 MA8151 4.500% 7/20/52 AAA 488,492
197 Ginnie Mae II Pool G2 MA8200 4.000% 8/20/52 AAA 191,666
198 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 AAA 196,297
197 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 AAA 198,846
199 Ginnie Mae II Pool G2 MA8349 5.500% 10/20/52 AAA 202,028
199 Ginnie Mae II Pool G2 MA8428 5.000% 11/20/52 NR 200,574
199 Ginnie Mae II Pool G2 MA8430 6.000% 11/20/52 AAA 204,529
499 Ginnie Mae II Pool G2 MA8491 5.500% 12/20/52 AAA 507,365
200 Ginnie Mae II Pool G2 MA8492 6.000% 12/20/52 AAA 204,846
300 Ginnie Mae II Pool G2 MA8571 6.000% 1/20/53 AAA 307,822
100 GM Financial Automobile Leasing Trust 2021 2 0.690% 5/20/25 AA+ 96,176

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 50 GM Financial Consumer Automobile Receivables Trust
2022 1
1.260% 11/16/26 AAA $ 47,413
200 GS Mortgage Securities Trust 2019 GC38 3.968% 2/10/52 AAA 191,921
90 Honda Auto Receivables Owner Trust 2021 2 0.330% 8/15/25 AAA 87,246
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 45,853
100 Morgan Stanley Capital I Trust 2021 L5 1.518% 5/15/54 AAA 89,823
100 Santander Drive Auto Receivables Trust 2021 2 0.900% 6/15/26 AA 97,764
100 Toyota Auto Receivables Owner Trust 2021 B 0.530% 10/15/26 AAA 91,948
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 84,982
300 Wells Fargo Commercial Mortgage Trust 2019 C49 3.760% 3/15/52 AAA 285,114
179 Wells Fargo Commercial Mortgage Trust 2016 C32 3.324% 1/15/59 AAA 174,024
97 World Omni Auto Receivables Trust 2021 B 0.420% 6/15/26 AAA 93,405
$ 82,049 Total Securitized (cost $84,776,832) 75,094,417
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 67,175,949 CORPORATE DEBT - 25.6%
X 67,175,949
Financials - 8.5%
$ 100 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.150% 2/15/24 BBB- $ 97,478
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 134,940
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 125,941
100 Aflac Inc 3.600% 4/01/30 A- 95,045
180 Air Lease Corp 2.875% 1/15/26 BBB 168,880
10 Air Lease Corp 3.125% 12/01/30 BBB 8,565
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 BBB+ 90,578
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 BBB+ 84,408
71 Allstate Corp/The 4.500% 6/15/43 A- 66,479
10 Ally Financial Inc 5.800% 5/01/25 BBB- 10,113
72 Ally Financial Inc 8.000% 11/01/31 BBB- 79,297
10 Ally Financial Inc 8.000% 11/01/31 BBB- 10,964
40 American Express Co 3.400% 2/22/24 A 39,371
40 American Express Co 2.250% 3/04/25 A 38,056
200 American Express Co 1.650% 11/04/26 A 180,508
120 American International Group Inc 3.400% 6/30/30 BBB+ 109,633
32 Ameriprise Financial Inc 4.000% 10/15/23 A- 31,812
100 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 68,381
42 Assurant Inc 2.650% 1/15/32 BBB 32,427
10 Australia & New Zealand Banking Group Ltd/New York NY 3.700% 11/16/25 AA- 9,776
40 Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23 A- 38,939
260 Banco Santander SA 4.175% 3/24/28 A- 247,724
100 Bank of America Corp 3.841% 4/25/25 A 98,205
100 Bank of America Corp 3.384% 4/02/26 A 96,731
100 Bank of America Corp 5.080% 1/20/27 A 100,368
200 Bank of America Corp 1.734% 7/22/27 A 179,203
250 Bank of America Corp 2.087% 6/14/29 A 217,874
150 Bank of America Corp 4.271% 7/23/29 A 145,004
600 Bank of America Corp 3.974% 2/07/30 A 567,443
200 Bank of America Corp 2.592% 4/29/31 A 171,047
250 Bank of America Corp 2.651% 3/11/32 A 210,741
100 Bank of America Corp 2.299% 7/21/32 A 81,402
112 Bank of America Corp 3.311% 4/22/42 A 90,126
200 Bank of America Corp (3) 2.972% 7/21/52 A 141,018
100 Bank of Montreal 1.500% 1/10/25 A 93,924
100 Bank of Montreal 2.650% 3/08/27 A 93,220
38 Bank of Montreal 3.803% 12/15/32 BBB+ 34,790
100 Bank of New York Mellon Corp/The 0.850% 10/25/24 A+ 93,955
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 A+ 94,998
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 A+ 91,871
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 97,106
100 Bank of Nova Scotia/The 1.350% 6/24/26 A 89,519
300 Barclays PLC 4.836% 5/09/28 BBB 289,809

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 200 Barclays PLC 7.385% 11/02/28 BBB $ 216,921
32 BlackRock Inc 3.500% 3/18/24 AA- 31,610
40 BlackRock Inc 3.250% 4/30/29 AA- 37,938
10 BlackRock Inc 2.400% 4/30/30 AA- 8,788
152 Boston Properties LP 2.900% 3/15/30 BBB+ 128,305
30 BPCE SA 4.000% 4/15/24 A+ 29,661
20 Brandywine Operating Partnership LP 3.950% 11/15/27 BBB- 17,261
50 Brixmor Operating Partnership LP 4.125% 6/15/26 BBB- 47,991
100 Brookfield Finance I UK Plc / Brookfield Finance Inc 2.340% 1/30/32 A- 80,890
20 Brookfield Finance Inc 3.900% 1/25/28 A- 19,106
40 Camden Property Trust 2.800% 5/15/30 A- 35,916
13 Canadian Imperial Bank of Commerce 3.500% 9/13/23 AA 12,896
100 Canadian Imperial Bank of Commerce 1.000% 10/18/24 A 93,873
200 Capital One Financial Corp 5.468% 2/01/29 BBB+ 201,273
30 Cboe Global Markets Inc 3.000% 3/16/32 A- 26,169
100 Charles Schwab Corp/The 3.200% 3/02/27 A 95,556
100 Charles Schwab Corp/The 2.000% 3/20/28 A 89,805
99 Chubb Corp/The 6.000% 5/11/37 A 110,706
40 Citigroup Inc 0.981% 5/01/25 A- 37,881
100 Citigroup Inc 3.290% 3/17/26 A- 96,261
948 Citigroup Inc 3.980% 3/20/30 A- 891,522
100 Citigroup Inc 2.561% 5/01/32 A- 83,278
100 Citigroup Inc 2.520% 11/03/32 A- 81,865
100 Citizens Financial Group Inc 2.638% 9/30/32 BBB 77,813
100 CME Group Inc 2.650% 3/15/32 AA- 87,641
60 CME Group Inc 5.300% 9/15/43 AA- 65,098
200 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 191,188
100 Corporate Office Properties LP 2.000% 1/15/29 BBB- 79,294
250 Credit Suisse AG/New York NY 2.950% 4/09/25 A 230,835
240 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 226,683
100 Digital Realty Trust LP 5.550% 1/15/28 BBB 102,181
100 Discover Financial Services 6.700% 11/29/32 BBB- 106,748
70 Elevance Health Inc 3.650% 12/01/27 BBB 67,514
100 Elevance Health Inc 2.250% 5/15/30 BBB 85,317
100 Elevance Health Inc 4.650% 1/15/43 BBB 95,791
100 Elevance Health Inc 4.550% 5/15/52 BBB 92,967
10 Equitable Holdings Inc 7.000% 4/01/28 BBB+ 10,978
50 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 48,708
42 Equitable Holdings Inc 5.000% 4/20/48 BBB+ 39,706
86 ERP Operating LP 2.500% 2/15/30 A- 74,813
50 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 44,571
132 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 118,827
30 First American Financial Corp 2.400% 8/15/31 BBB 23,334
30 Franklin Resources Inc 1.600% 10/30/30 A 24,097
50 GATX Corp 4.700% 4/01/29 BBB 49,179
100 GATX Corp 3.500% 6/01/32 BBB 87,508
100 Goldman Sachs Group Inc/The 3.000% 3/15/24 A 98,014
100 Goldman Sachs Group Inc/The 0.925% 10/21/24 A 96,608
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 A 179,026
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 A 281,850
582 Goldman Sachs Group Inc/The 2.383% 7/21/32 A 476,540
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 A 164,979
100 Hartford Financial Services Group Inc/The 2.900% 9/15/51 BBB+ 69,159
100 Healthpeak Properties Inc 2.125% 12/01/28 BBB+ 86,791
50 Healthpeak Properties Inc 3.500% 7/15/29 BBB+ 45,964
50 Host Hotels & Resorts LP 4.500% 2/01/26 BBB- 48,912
175 HSBC Holdings PLC 0.976% 5/24/25 A- 164,365
200 HSBC Holdings PLC 7.336% 11/03/26 A- 211,100
200 HSBC Holdings PLC 2.013% 9/22/28 A- 172,991
450 HSBC Holdings PLC 2.804% 5/24/32 A- 370,295

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Humana Inc 3.700% 3/23/29 BBB $ 94,287
50 Humana Inc 4.875% 4/01/30 BBB 50,262
100 Humana Inc 2.150% 2/03/32 BBB 81,182
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 BBB+ 96,722
100 ING Groep NV 3.950% 3/29/27 A- 96,455
50 ING Groep NV 4.050% 4/09/29 A- 47,512
54 Intercontinental Exchange Inc 3.750% 9/21/28 A- 52,227
100 Intercontinental Exchange Inc 4.600% 3/15/33 A- 99,203
50 Intercontinental Exchange Inc 4.250% 9/21/48 A- 44,812
20 Invesco Finance PLC 3.750% 1/15/26 A- 19,456
110 JPMorgan Chase & Co 0.824% 6/01/25 A+ 103,543
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 98,250
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 95,140
100 JPMorgan Chase & Co 4.080% 4/26/26 A+ 98,228
100 JPMorgan Chase & Co 1.470% 9/22/27 A+ 88,590
190 JPMorgan Chase & Co 3.702% 5/06/30 A+ 176,944
210 JPMorgan Chase & Co 2.739% 10/15/30 A+ 183,543
648 JPMorgan Chase & Co 4.493% 3/24/31 A+ 632,594
110 JPMorgan Chase & Co 2.545% 11/08/32 A+ 91,311
100 JPMorgan Chase & Co 3.157% 4/22/42 A+ 78,853
250 JPMorgan Chase & Co 3.328% 4/22/52 A+ 189,676
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 BBB+ 21,496
90 KeyCorp 2.250% 4/06/27 BBB+ 82,256
40 Kilroy Realty LP 4.750% 12/15/28 BBB 37,315
100 Kimco Realty OP LLC 2.250% 12/01/31 BBB+ 80,314
20 Legg Mason Inc 4.750% 3/15/26 A 20,125
60 Lincoln National Corp 3.050% 1/15/30 BBB+ 52,159
10 Lincoln National Corp 3.400% 3/01/32 BBB+ 8,545
10 Lincoln National Corp (3) 4.375% 6/15/50 BBB+ 8,053
40 Lloyds Banking Group PLC 4.500% 11/04/24 BBB+ 39,608
210 Lloyds Banking Group PLC 2.438% 2/05/26 A- 197,919
20 Lloyds Banking Group PLC 4.550% 8/16/28 A- 19,501
30 Manulife Financial Corp 5.375% 3/04/46 A- 31,034
10 Marsh & McLennan Cos Inc 3.875% 3/15/24 A- 9,889
150 Marsh & McLennan Cos Inc 2.250% 11/15/30 A- 126,812
10 Marsh & McLennan Cos Inc 4.350% 1/30/47 A- 9,153
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 A- 186,058
250 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 A- 221,268
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 A- 61,835
100 Mizuho Financial Group Inc 2.651% 5/22/26 A- 93,759
10 Mizuho Financial Group Inc 3.663% 2/28/27 A- 9,525
100 Mizuho Financial Group Inc 2.869% 9/13/30 A- 86,377
20 Morgan Stanley 0.790% 5/30/25 A 18,779
20 Morgan Stanley 4.350% 9/08/26 BBB+ 19,606
170 Morgan Stanley 4.210% 4/20/28 A 165,063
727 Morgan Stanley 3.772% 1/24/29 A 691,018
100 Morgan Stanley 5.123% 2/01/29 A+ 101,114
291 Morgan Stanley 4.431% 1/23/30 A 283,574
110 Morgan Stanley 3.622% 4/01/31 A 101,180
170 Morgan Stanley 2.239% 7/21/32 A 138,273
100 Morgan Stanley 2.484% 9/16/36 BBB+ 77,516
250 National Australia Bank Ltd/New York 4.966% 1/12/26 AA- 252,965
50 National Australia Bank Ltd/New York 3.375% 1/14/26 AA- 48,429
100 NatWest Group PLC 4.269% 3/22/25 A- 98,710
100 NatWest Group PLC 5.076% 1/27/30 A- 98,760
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 28,530
120 Nomura Holdings Inc 2.172% 7/14/28 BBB+ 102,226
42 Northern Trust Corp 3.950% 10/30/25 A 41,278
20 Northern Trust Corp 3.150% 5/03/29 A+ 18,667
30 ORIX Corp 3.700% 7/18/27 A- 28,908

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 10 PNC Bank NA 3.300% 10/30/24 A $ 9,803
10 PNC Bank NA 3.100% 10/25/27 A 9,549
90 PNC Bank NA 4.050% 7/26/28 A- 87,040
20 PNC Bank NA 2.700% 10/22/29 A- 17,561
124 PNC Financial Services Group Inc/The 3.900% 4/29/24 A- 122,773
54 Principal Financial Group Inc 3.700% 5/15/29 A- 51,202
34 Progressive Corp/The 3.200% 3/26/30 A 31,562
20 Progressive Corp/The (3) 3.000% 3/15/32 A 18,057
30 Progressive Corp/The 4.200% 3/15/48 A 27,257
91 Prologis LP 3.875% 9/15/28 A- 87,724
50 Prologis LP 2.875% 11/15/29 A- 44,962
10 Prologis LP 4.375% 9/15/48 A- 9,050
31 Prudential Financial Inc 1.500% 3/10/26 A- 28,311
60 Prudential Financial Inc 3.000% 3/10/40 A- 47,590
10 Prudential Financial Inc 4.500% 9/15/47 BBB+ 9,379
113 Prudential Financial Inc 3.905% 12/07/47 A- 96,552
100 Prudential PLC 3.625% 3/24/32 A 91,979
130 Realty Income Corp 2.200% 6/15/28 A- 115,122
10 Regions Financial Corp 1.800% 8/12/28 BBB+ 8,710
20 Regions Financial Corp 7.375% 12/10/37 BBB 23,446
10 Reinsurance Group of America Inc 3.950% 9/15/26 BBB+ 9,735
19 Reinsurance Group of America Inc 3.900% 5/15/29 BBB+ 17,940
100 Royal Bank of Canada 3.375% 4/14/25 A+ 97,491
100 Royal Bank of Canada 1.200% 4/27/26 A+ 90,068
100 Royal Bank of Canada 1.150% 7/14/26 A+ 89,353
100 Santander Holdings USA Inc 4.260% 6/09/25 BBB+ 97,835
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ 88,202
100 State Street Corp 1.746% 2/06/26 A+ 93,730
90 State Street Corp 2.400% 1/24/30 A+ 79,240
28 Sumitomo Mitsui Financial Group Inc 3.936% 10/16/23 A- 27,818
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 A- 46,421
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 A- 312,568
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 A- 7,864
50 SVB Financial Group 1.800% 10/28/26 BBB 44,213
112 Synchrony Financial 4.875% 6/13/25 BBB- 109,834
100 Toronto-Dominion Bank/The 2.350% 3/08/24 A 97,440
212 Toronto-Dominion Bank/The 1.200% 6/03/26 A+ 189,119
30 Toronto-Dominion Bank/The 3.625% 9/15/31 A- 28,356
92 Travelers Cos Inc/The 4.600% 8/01/43 A 88,047
10 Travelers Cos Inc/The 3.750% 5/15/46 A 8,338
51 Truist Bank 3.625% 9/16/25 A 49,536
200 Truist Financial Corp 3.700% 6/05/25 A- 196,072
50 Truist Financial Corp 1.887% 6/07/29 A- 43,247
100 UnitedHealth Group Inc 4.000% 5/15/29 A 98,055
100 UnitedHealth Group Inc 5.300% 2/15/30 A 105,142
100 UnitedHealth Group Inc 4.200% 5/15/32 A 98,574
100 UnitedHealth Group Inc 5.350% 2/15/33 A 106,573
211 UnitedHealth Group Inc 4.750% 5/15/52 A 208,959
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 AA- 242,323
21 Ventas Realty LP 3.850% 4/01/27 BBB+ 20,247
10 Ventas Realty LP 4.400% 1/15/29 BBB+ 9,588
10 Ventas Realty LP 3.000% 1/15/30 BBB+ 8,733
54 Ventas Realty LP 4.750% 11/15/30 BBB+ 52,636
9 Voya Financial Inc 4.800% 6/15/46 BBB 7,819
40 Voya Financial Inc (3) 4.700% 1/23/48 BBB- 34,182
22 Welltower OP LLC 3.625% 3/15/24 BBB+ 21,638
108 Welltower OP LLC 4.125% 3/15/29 BBB+ 101,857
50 Westpac Banking Corp 1.953% 11/20/28 AA- 43,996
100 Westpac Banking Corp 2.150% 6/03/31 AA- 86,037
166 Westpac Banking Corp 4.322% 11/23/31 BBB+ 159,491

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 10 Willis North America Inc 3.600% 5/15/24 BBB $ 9,790
50 Willis North America Inc 2.950% 9/15/29 BBB 44,244
10 Zions Bancorp NA 3.250% 10/29/29 BBB 8,487
24,286 Total Financials 22,375,380
Industrial - 14.9%
20 3M Co 3.375% 3/01/29 A+ 18,729
118 3M Co (3) 2.375% 8/26/29 A+ 103,252
70 3M Co 3.050% 4/15/30 A+ 63,038
20 ABB Finance USA Inc 3.800% 4/03/28 A- 19,594
44 Adobe Inc 1.900% 2/01/25 A 41,875
18 Adobe Inc 2.150% 2/01/27 A 16,727
40 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 34,030
60 Agilent Technologies Inc 2.100% 6/04/30 BBB+ 50,242
99 Air Products and Chemicals Inc 1.850% 5/15/27 A 90,197
100 Albemarle Corp 4.650% 6/01/27 BBB 99,267
150 Alibaba Group Holding Ltd 4.500% 11/28/34 A+ 141,467
100 Amazon.com Inc 4.550% 12/01/27 AA- 101,270
100 Amazon.com Inc 4.650% 12/01/29 AA- 101,765
100 Amazon.com Inc 4.700% 12/01/32 AA- 102,370
300 Amazon.com Inc 4.800% 12/05/34 AA- 311,326
100 Amazon.com Inc 3.950% 4/13/52 AA- 88,562
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 9,739
50 Amcor Flexibles North America Inc 2.630% 6/19/30 BBB 42,612
50 American Honda Finance Corp 2.150% 9/10/24 A- 48,020
100 American Honda Finance Corp 1.500% 1/13/25 A- 94,267
50 American Tower Corp 5.000% 2/15/24 BBB- 49,975
10 American Tower Corp 4.000% 6/01/25 BBB- 9,788
100 American Tower Corp (3) 1.500% 1/31/28 BBB- 84,616
70 American Tower Corp 2.900% 1/15/30 BBB- 61,158
100 American Tower Corp (3) 4.050% 3/15/32 BBB- 92,656
100 Amgen Inc 3.000% 2/22/29 BBB+ 91,829
138 Amgen Inc 2.300% 2/25/31 BBB+ 116,117
100 Amgen Inc 2.000% 1/15/32 BBB+ 80,904
20 Amgen Inc 5.750% 3/15/40 BBB+ 20,768
200 Amgen Inc 4.400% 5/01/45 BBB+ 178,506
50 Amphenol Corp 4.350% 6/01/29 BBB+ 49,132
100 Analog Devices Inc 1.700% 10/01/28 A- 87,070
10 Applied Materials Inc 3.900% 10/01/25 A 9,871
52 Applied Materials Inc 5.100% 10/01/35 A 54,761
50 Applied Materials Inc 4.350% 4/01/47 A 48,052
50 Aptiv PLC 4.350% 3/15/29 BBB 48,095
52 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 40,605
10 Archer-Daniels-Midland Co 3.250% 3/27/30 A 9,331
100 Archer-Daniels-Midland Co 2.700% 9/15/51 A 71,246
100 Astrazeneca Finance LLC 1.200% 5/28/26 A- 90,333
49 AstraZeneca PLC 1.375% 8/06/30 A- 40,221
165 AstraZeneca PLC 6.450% 9/15/37 A- 197,489
10 AstraZeneca PLC 4.375% 11/16/45 A- 9,680
600 AT&T Inc 4.850% 3/01/39 BBB 573,775
200 AT&T Inc 6.375% 3/01/41 BBB 222,001
100 Autodesk Inc 2.400% 12/15/31 BBB 83,837
100 Automatic Data Processing Inc 1.700% 5/15/28 AA- 89,086
70 AutoNation Inc 1.950% 8/01/28 BBB- 58,017
100 AutoZone Inc 4.500% 2/01/28 BBB 99,709
50 Avery Dennison Corp 2.250% 2/15/32 BBB 39,720
20 Avnet Inc 4.625% 4/15/26 BBB- 19,580
105 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 A- 95,349
180 Baxalta Inc 4.000% 6/23/25 BBB 176,773
50 Baxter International Inc 1.730% 4/01/31 BBB 39,386

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Baxter International Inc 2.539% 2/01/32 BBB $ 81,949
12 Bell Telephone Co of Canada or Bell Canada/The 2.150% 2/15/32 BBB+ 9,806
80 Bell Telephone Co of Canada or Bell Canada/The 3.650% 3/17/51 BBB+ 63,285
20 Biogen Inc 2.250% 5/01/30 BBB 16,957
40 Block Financial LLC 2.500% 7/15/28 BBB- 35,129
50 Booking Holdings Inc 3.600% 6/01/26 A- 48,602
62 BorgWarner Inc 2.650% 7/01/27 BBB+ 57,039
90 Bristol-Myers Squibb Co 1.450% 11/13/30 A 73,553
260 Bristol-Myers Squibb Co 4.125% 6/15/39 A 244,615
70 British Telecommunications PLC 9.625% 12/15/30 BBB 88,280
212 Broadcom Inc, 144A 4.150% 4/15/32 BBB- 193,415
385 Broadcom Inc 4.300% 11/15/32 BBB- 354,536
100 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 84,917
100 Brunswick Corp/DE (3) 4.400% 9/15/32 BBB 86,478
30 Bunge Ltd Finance Corp 3.250% 8/15/26 BBB 28,461
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,605
50 Bunge Ltd Finance Corp 2.750% 5/14/31 BBB 42,820
10 Campbell Soup Co 3.300% 3/19/25 BBB 9,678
110 Campbell Soup Co (3) 2.375% 4/24/30 BBB 94,578
50 Canadian National Railway Co 6.375% 11/15/37 A 56,856
30 Canadian National Railway Co 3.650% 2/03/48 A 25,654
10 Canadian National Railway Co 4.450% 1/20/49 A 9,494
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB 86,358
120 Cardinal Health Inc 4.500% 11/15/44 BBB 103,267
40 Carlisle Cos Inc 3.500% 12/01/24 BBB 38,749
20 Carlisle Cos Inc 2.200% 3/01/32 BBB 15,963
172 Carrier Global Corp 3.377% 4/05/40 BBB- 138,581
100 Caterpillar Financial Services Corp 0.600% 9/13/24 A 93,946
50 Caterpillar Financial Services Corp 3.250% 12/01/24 A 48,861
112 Caterpillar Financial Services Corp 3.400% 5/13/25 A 109,352
10 Caterpillar Financial Services Corp 0.800% 11/13/25 A 9,073
100 Caterpillar Inc 3.803% 8/15/42 A 90,726
20 CBRE Services Inc 4.875% 3/01/26 BBB+ 19,915
112 CDW LLC / CDW Finance Corp 2.670% 12/01/26 BBB- 100,697
100 Celanese US Holdings LLC 1.400% 8/05/26 BBB- 86,142
50 Celulosa Arauco y Constitucion SA 3.875% 11/02/27 BBB- 47,375
10 Celulosa Arauco y Constitucion SA 5.500% 11/02/47 BBB- 8,987
50 Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 BBB- 50,482
62 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 62,467
40 Church & Dwight Co Inc 3.150% 8/01/27 BBB+ 38,087
100 Church & Dwight Co Inc 5.000% 6/15/52 BBB+ 100,041
70 Cigna Corp 4.500% 2/25/26 BBB+ 69,751
300 Cigna Corp 3.050% 10/15/27 BBB+ 281,749
50 Cigna Corp 4.800% 8/15/38 BBB+ 48,951
100 Cintas Corp No 2 3.450% 5/01/25 A- 97,416
100 Cintas Corp No 2 3.700% 4/01/27 A- 97,508
188 Cisco Systems Inc 2.500% 9/20/26 A+ 177,786
100 Clorox Co/The 4.400% 5/01/29 BBB+ 98,775
50 CNH Industrial NV 3.850% 11/15/27 BBB 48,590
85 Coca-Cola Co/The 1.450% 6/01/27 A+ 76,654
50 Coca-Cola Co/The 1.000% 3/15/28 A+ 43,100
160 Coca-Cola Co/The 1.650% 6/01/30 A+ 134,657
100 Coca-Cola Co/The 3.000% 3/05/51 A+ 77,771
40 Coca-Cola Co/The 2.750% 6/01/60 A+ 29,162
90 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 A- 71,431
100 Colgate-Palmolive Co 3.250% 8/15/32 AA- 93,940
200 Comcast Corp 3.300% 4/01/27 A- 191,797
200 Comcast Corp 3.400% 4/01/30 A- 187,652
200 Comcast Corp 1.500% 2/15/31 A- 161,668
100 Comcast Corp 5.500% 11/15/32 A- 107,650

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 300 Comcast Corp 3.750% 4/01/40 A- $ 265,109
300 Comcast Corp 2.987% 11/01/63 A- 201,046
10 Conagra Brands Inc 4.600% 11/01/25 BBB- 9,931
130 Conagra Brands Inc 8.250% 9/15/30 BBB- 152,144
50 Corning Inc 5.350% 11/15/48 BBB+ 50,297
10 Corning Inc 3.900% 11/15/49 BBB+ 7,932
10 Corning Inc 4.375% 11/15/57 BBB+ 8,606
100 Costco Wholesale Corp 1.375% 6/20/27 A+ 89,470
40 Crown Castle Inc 4.300% 2/15/29 BBB- 38,801
214 Crown Castle Inc 3.300% 7/01/30 BBB- 194,529
100 Crown Castle Inc 2.500% 7/15/31 BBB- 84,141
155 CSX Corp 4.250% 3/15/29 BBB+ 153,608
10 CSX Corp 6.000% 10/01/36 BBB+ 10,907
100 CSX Corp 4.100% 3/15/44 BBB+ 89,435
10 CSX Corp 4.750% 11/15/48 BBB+ 9,629
52 CSX Corp 4.250% 11/01/66 BBB+ 44,780
9 Cummins Inc 1.500% 9/01/30 A 7,340
82 Cummins Inc 2.600% 9/01/50 A 55,250
200 CVS Health Corp 3.625% 4/01/27 BBB 193,313
80 CVS Health Corp 1.875% 2/28/31 BBB 64,850
300 CVS Health Corp (3) 2.125% 9/15/31 BBB 246,151
110 CVS Health Corp 2.700% 8/21/40 BBB 79,396
100 CVS Health Corp 4.250% 4/01/50 BBB 85,037
100 Danaher Corp 2.800% 12/10/51 BBB+ 71,826
100 Deere & Co 3.900% 6/09/42 A 94,327
140 Dell International LLC / EMC Corp 5.850% 7/15/25 BBB 142,653
122 Dell International LLC / EMC Corp 8.100% 7/15/36 BBB 142,788
182 Discovery Communications LLC 3.625% 5/15/30 BBB- 160,092
51 Discovery Communications LLC 6.350% 6/01/40 BBB- 50,495
46 Discovery Communications LLC 4.000% 9/15/55 BBB- 31,639
100 Dollar General Corp 3.500% 4/03/30 BBB 92,211
12 Dollar Tree Inc 4.000% 5/15/25 BBB 11,778
82 Dollar Tree Inc 3.375% 12/01/51 BBB 59,390
30 Dover Corp 5.375% 10/15/35 BBB+ 31,284
141 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 132,255
50 DR Horton Inc 1.300% 10/15/26 BBB+ 43,957
126 DuPont de Nemours Inc 4.725% 11/15/28 BBB+ 127,874
120 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 124,119
30 DXC Technology Co 1.800% 9/15/26 BBB 26,530
171 Eastern Gas Transmission & Storage Inc 4.800% 11/01/43 A- 155,051
48 Eaton Corp 3.103% 9/15/27 BBB+ 45,446
42 Eaton Corp 4.000% 11/02/32 BBB+ 40,355
134 eBay Inc 2.700% 3/11/30 BBB+ 117,774
86 Ecolab Inc 3.250% 12/01/27 A- 82,057
100 Ecolab Inc 2.700% 12/15/51 A- 67,721
52 Electronic Arts Inc 1.850% 2/15/31 BBB+ 42,474
25 Eli Lilly & Co 3.375% 3/15/29 A 23,976
50 Emerson Electric Co 2.000% 12/21/28 A 43,989
62 Emerson Electric Co 1.950% 10/15/30 A 51,716
10 Enbridge Inc 2.500% 2/14/25 BBB+ 9,515
160 Enbridge Inc 3.125% 11/15/29 BBB+ 144,239
90 Enbridge Inc 4.500% 6/10/44 BBB+ 79,615
40 Enterprise Products Operating LLC 7.550% 4/15/38 BBB+ 47,057
200 Enterprise Products Operating LLC 6.125% 10/15/39 BBB+ 219,993
100 Enterprise Products Operating LLC 4.850% 3/15/44 BBB+ 95,241
60 Equifax Inc 2.600% 12/15/25 BBB 56,269
40 Equinix Inc 2.625% 11/18/24 BBB 38,412
100 Equinix Inc 3.900% 4/15/32 BBB 91,949
110 Estee Lauder Cos Inc/The 2.600% 4/15/30 A+ 98,448
162 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 139,511

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 254 Fiserv Inc 3.500% 7/01/29 BBB $ 236,564
50 Flex Ltd 4.875% 6/15/29 BBB- 49,349
30 Flowserve Corp 2.800% 1/15/32 BBB- 23,928
40 FMC Corp 3.450% 10/01/29 BBB- 36,781
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 A- 8,620
79 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 A- 60,123
30 Fortive Corp 3.150% 6/15/26 BBB 28,446
110 Fox Corp 4.709% 1/25/29 BBB 108,717
174 General Mills Inc 2.875% 4/15/30 BBB 155,470
200 General Motors Financial Co Inc 5.000% 4/09/27 BBB- 198,156
274 General Motors Financial Co Inc 5.650% 1/17/29 BBB- 276,109
210 General Motors Financial Co Inc 4.300% 4/06/29 BBB- 196,349
40 Genuine Parts Co 2.750% 2/01/32 BBB 33,325
160 Gilead Sciences Inc 4.600% 9/01/35 BBB+ 158,961
146 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 136,101
30 Gilead Sciences Inc 5.650% 12/01/41 BBB+ 32,522
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 A 49,224
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 A 29,355
230 GlaxoSmithKline Capital PLC 3.375% 6/01/29 A 218,175
150 Global Payments Inc 3.200% 8/15/29 BBB- 133,219
152 Halliburton Co 4.850% 11/15/35 BBB+ 148,775
40 Harley-Davidson Inc (3) 4.625% 7/28/45 BBB- 33,156
10 Hasbro Inc 3.500% 9/15/27 BBB 9,365
100 Hasbro Inc 3.900% 11/19/29 BBB 91,408
200 HCA Inc, 144A 3.125% 3/15/27 BBB- 185,931
106 HCA Inc 4.125% 6/15/29 BBB- 100,756
110 HCA Inc 5.125% 6/15/39 BBB- 103,683
100 HCA Inc 3.500% 7/15/51 BBB- 70,120
50 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 54,053
100 Home Depot Inc/The 2.700% 4/15/25 A 96,390
10 Home Depot Inc/The 2.950% 6/15/29 A 9,281
299 Home Depot Inc/The 5.400% 9/15/40 A 323,015
100 Home Depot Inc/The 5.950% 4/01/41 A 113,985
22 Home Depot Inc/The 4.400% 3/15/45 A 20,984
100 Honda Motor Co Ltd 2.534% 3/10/27 A- 93,284
100 Hormel Foods Corp 1.700% 6/03/28 A 88,739
92 HP Inc 3.400% 6/17/30 BBB 81,638
100 HP Inc 4.200% 4/15/32 BBB 89,226
20 IDEX Corp (3) 2.625% 6/15/31 BBB 17,099
60 Illinois Tool Works Inc 4.875% 9/15/41 A 62,089
292 Intel Corp 2.450% 11/15/29 A+ 256,647
10 Intel Corp 4.000% 12/15/32 A+ 9,455
110 Intel Corp 4.600% 3/25/40 A+ 104,369
40 Intel Corp 4.250% 12/15/42 A+ 35,699
60 Intel Corp 4.100% 5/11/47 A+ 51,151
60 Intel Corp 3.734% 12/08/47 A+ 47,714
20 International Business Machines Corp 7.000% 10/30/25 A- 21,310
170 International Business Machines Corp 3.300% 5/15/26 A- 164,047
100 International Business Machines Corp (3) 2.720% 2/09/32 A- 86,860
72 International Business Machines Corp 5.600% 11/30/39 A- 76,901
90 International Business Machines Corp 4.700% 2/19/46 A- 84,657
30 International Flavors & Fragrances Inc 4.375% 6/01/47 BBB 25,460
10 International Flavors & Fragrances Inc 5.000% 9/26/48 BBB 9,300
45 International Paper Co 4.800% 6/15/44 BBB 41,985
42 International Paper Co (3) 4.350% 8/15/48 BBB 37,614
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 BBB 49,624
48 Intuit Inc 1.350% 7/15/27 A- 42,578
10 Intuit Inc 1.650% 7/15/30 A- 8,277
100 J M Smucker Co/The 2.750% 9/15/41 BBB 73,438
40 Jabil Inc 4.250% 5/15/27 BBB- 38,889

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 112 John Deere Capital Corp 0.450% 6/07/24 A $ 105,858
100 John Deere Capital Corp 0.625% 9/10/24 A 94,141
100 John Deere Capital Corp 1.300% 10/13/26 A 89,642
50 Johnson Controls International plc 5.125% 9/14/45 BBB 48,716
10 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 BBB 8,281
30 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 BBB 24,860
70 Kansas City Southern/Old 4.300% 5/15/43 BBB 62,615
115 Kellogg Co 2.650% 12/01/23 BBB 112,895
100 Keurig Dr Pepper Inc 3.130% 12/15/23 BBB 98,558
110 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 99,462
50 Keysight Technologies Inc 3.000% 10/30/29 BBB 44,754
10 Kimberly-Clark Corp 3.950% 11/01/28 A 9,888
100 Kimberly-Clark Corp 2.000% 11/02/31 A 83,702
48 Kimberly-Clark Corp 6.625% 8/01/37 A 58,202
69 Kimberly-Clark Corp 5.300% 3/01/41 A 73,282
90 Kinder Morgan Inc 1.750% 11/15/26 BBB 80,736
312 Kinder Morgan Inc 5.300% 12/01/34 BBB 307,950
100 KLA Corp 4.650% 7/15/32 A- 101,562
10 Koninklijke KPN NV 8.375% 10/01/30 BBB 11,782
100 Kraft Heinz Foods Co 3.875% 5/15/27 BBB- 97,420
100 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 96,542
100 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 102,060
10 Kroger Co/The 2.200% 5/01/30 BBB 8,409
160 Kroger Co/The 6.900% 4/15/38 BBB 183,522
9 Kroger Co/The 5.400% 7/15/40 BBB 9,067
100 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 90,101
100 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 86,423
10 Lam Research Corp 1.900% 6/15/30 A- 8,408
90 Lam Research Corp 3.125% 6/15/60 A- 63,898
60 Lear Corp 2.600% 1/15/32 BBB 47,130
30 Leggett & Platt Inc 4.400% 3/15/29 BBB 29,056
30 Leggett & Platt Inc 3.500% 11/15/51 BBB 22,174
10 Linde Inc/CT 1.100% 8/10/30 A 8,008
70 Lowe's Cos Inc 3.350% 4/01/27 BBB+ 67,032
61 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 60,340
300 Lowe's Cos Inc 5.000% 4/15/40 BBB+ 291,750
190 LYB International Finance III LLC 3.375% 10/01/40 BBB 146,121
60 Magna International Inc 2.450% 6/15/30 A- 51,281
122 Marathon Petroleum Corp 4.750% 9/15/44 BBB 109,467
112 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 82,567
100 Marvell Technology Inc 2.450% 4/15/28 BBB- 87,697
50 Masco Corp 2.000% 2/15/31 BBB 40,477
32 Mastercard Inc 2.950% 6/01/29 A+ 29,854
44 Mastercard Inc 3.350% 3/26/30 A+ 41,618
100 Mastercard Inc 2.000% 11/18/31 A+ 83,928
40 Mastercard Inc 3.800% 11/21/46 A+ 35,885
70 MDC Holdings Inc 3.966% 8/06/61 BBB- 42,240
100 Merck & Co Inc 1.900% 12/10/28 A+ 88,256
200 Merck & Co Inc 1.450% 6/24/30 A+ 165,733
100 Merck & Co Inc 2.750% 12/10/51 A+ 72,016
20 Micron Technology Inc 4.975% 2/06/26 BBB- 20,060
80 Micron Technology Inc 4.185% 2/15/27 BBB- 77,984
50 Microsoft Corp 3.300% 2/06/27 AAA 48,683
211 Microsoft Corp 3.450% 8/08/36 AAA 195,305
576 Microsoft Corp 2.921% 3/17/52 AAA 440,411
20 Moody's Corp (3) 2.000% 8/19/31 BBB+ 16,472
10 Moody's Corp 5.250% 7/15/44 BBB+ 10,192
100 Moody's Corp (3) 3.750% 2/25/52 BBB+ 82,050

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 50 Mosaic Co/The 4.875% 11/15/41 BBB $ 45,459
100 Motorola Solutions Inc 2.750% 5/24/31 BBB- 82,816
120 MPLX LP 2.650% 8/15/30 BBB 102,325
100 MPLX LP 4.950% 3/14/52 BBB 88,629
30 National Fuel Gas Co 5.500% 1/15/26 BBB- 30,133
50 NetApp Inc 2.375% 6/22/27 BBB 45,713
100 Norfolk Southern Corp 2.300% 5/15/31 BBB+ 85,178
32 Norfolk Southern Corp 4.837% 10/01/41 BBB+ 31,280
100 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 69,802
40 NOV Inc 3.950% 12/01/42 BBB 30,293
150 Novartis Capital Corp 2.200% 8/14/30 AA- 132,133
100 Novartis Capital Corp 4.400% 5/06/44 AA- 99,238
100 Nutrien Ltd 4.200% 4/01/29 BBB 96,957
100 NVIDIA Corp 2.000% 6/15/31 A 83,691
62 NVIDIA Corp 3.500% 4/01/40 A 53,870
30 NVR Inc 3.000% 5/15/30 BBB+ 26,228
10 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 BBB 9,320
112 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 91,996
100 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 81,973
183 ONEOK Inc 4.550% 7/15/28 BBB 178,812
19 ONEOK Inc 4.350% 3/15/29 BBB 18,129
10 ONEOK Inc 7.150% 1/15/51 BBB 11,112
150 Oracle Corp 2.800% 4/01/27 BBB 138,837
600 Oracle Corp 4.300% 7/08/34 BBB 554,781
150 Oracle Corp 6.900% 11/09/52 BBB 173,511
120 Orange SA 5.375% 1/13/42 BBB+ 124,778
60 Otis Worldwide Corp 3.112% 2/15/40 BBB 47,055
22 Owens Corning 3.400% 8/15/26 BBB 20,820
50 Owens Corning 3.875% 6/01/30 BBB 47,049
100 PACCAR Financial Corp 3.150% 6/13/24 A+ 98,156
100 PACCAR Financial Corp 3.550% 8/11/25 A+ 98,007
20 Paramount Global 4.200% 6/01/29 BBB 18,560
300 Paramount Global (3) 4.200% 5/19/32 BBB 257,531
10 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 9,521
104 Parker-Hannifin Corp 4.200% 11/21/34 BBB+ 97,732
10 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 9,161
10 PayPal Holdings Inc (3) 3.900% 6/01/27 A- 9,834
150 PayPal Holdings Inc 2.850% 10/01/29 A- 134,997
60 PepsiCo Inc 3.500% 7/17/25 A+ 58,865
20 PepsiCo Inc 2.375% 10/06/26 A+ 18,886
100 PepsiCo Inc 1.625% 5/01/30 A+ 83,926
364 PepsiCo Inc 2.875% 10/15/49 A+ 279,826
100 PerkinElmer Inc 2.250% 9/15/31 BBB 80,987
100 Pfizer Inc 3.600% 9/15/28 A 97,861
250 Pfizer Inc 4.200% 9/15/48 A 237,671
90 Phillips 66 Co, 144A 3.550% 10/01/26 BBB+ 85,582
112 Phillips 66 Co, 144A 4.680% 2/15/45 BBB+ 104,595
50 PPG Industries Inc (3) 3.750% 3/15/28 A- 48,767
100 Procter & Gamble Co/The 1.000% 4/23/26 AA- 90,581
200 Procter & Gamble Co/The 3.000% 3/25/30 AA- 187,092
25 PulteGroup Inc 5.000% 1/15/27 BBB 25,113
21 PVH Corp 4.625% 7/10/25 BBB- 20,644
30 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 28,070
200 QUALCOMM Inc 1.650% 5/20/32 A 161,041
100 QUALCOMM Inc 4.250% 5/20/32 A 99,724
100 Quanta Services Inc 2.350% 1/15/32 BBB- 80,032
28 Quest Diagnostics Inc 4.250% 4/01/24 BBB 27,802
50 Quest Diagnostics Inc 3.450% 6/01/26 BBB 48,109
40 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB- 32,281
40 RELX Capital Inc 4.750% 5/20/32 BBB+ 39,775

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 Republic Services Inc 3.375% 11/15/27 BBB $ 9,538
70 Republic Services Inc 3.950% 5/15/28 BBB 68,187
18 Republic Services Inc 2.300% 3/01/30 BBB 15,609
40 Republic Services Inc 1.450% 2/15/31 BBB 32,017
40 Rockwell Automation Inc 4.200% 3/01/49 A 36,803
10 Rogers Communications Inc 3.625% 12/15/25 BBB+ 9,650
100 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ 94,045
10 Rogers Communications Inc, 144A 3.800% 3/15/32 BBB+ 9,001
140 Rogers Communications Inc 5.450% 10/01/43 BBB+ 134,502
100 Roper Technologies Inc 3.800% 12/15/26 BBB 97,047
114 Ryder System Inc 2.500% 9/01/24 BBB 109,383
100 Ryder System Inc 2.850% 3/01/27 BBB 92,195
100 S&P Global Inc, 144A 2.900% 3/01/32 A- 88,589
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 BBB 20,451
150 Sabine Pass Liquefaction LLC 4.500% 5/15/30 BBB 145,604
100 Salesforce Inc 2.700% 7/15/41 A 75,369
112 Salesforce Inc (3) 2.900% 7/15/51 A 80,003
10 Schlumberger Finance Canada Ltd 1.400% 9/17/25 A 9,278
72 Schlumberger Investment SA 2.650% 6/26/30 A 64,039
131 Sherwin-Williams Co/The 2.950% 8/15/29 BBB 117,782
42 Sherwin-Williams Co/The 4.500% 6/01/47 BBB 37,878
38 Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23 BBB 37,432
60 Sonoco Products Co 2.850% 2/01/32 BBB 51,229
100 Stanley Black & Decker Inc 4.250% 11/15/28 A- 97,454
100 Stanley Black & Decker Inc (3) 3.000% 5/15/32 A- 86,611
100 Starbucks Corp (3) 3.000% 2/14/32 BBB+ 88,855
50 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 BBB 36,091
100 Tapestry Inc 3.050% 3/15/32 BBB- 81,969
21 Target Corp 3.375% 4/15/29 A 20,022
150 Target Corp 2.350% 2/15/30 A 131,643
12 Target Corp 6.500% 10/15/37 A 13,954
9 Target Corp 3.900% 11/15/47 A 7,853
20 TC PipeLines LP 3.900% 5/25/27 BBB+ 19,251
60 Teledyne Technologies Inc 2.250% 4/01/28 BBB- 53,347
20 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 19,409
21 Telefonica Emisiones SA 7.045% 6/20/36 BBB- 23,049
10 Telefonica Emisiones SA 4.665% 3/06/38 BBB- 8,694
10 Telefonica Emisiones SA 4.895% 3/06/48 BBB- 8,473
90 Telefonica Emisiones SA 5.520% 3/01/49 BBB- 82,531
60 Telefonica Europe BV 8.250% 9/15/30 BBB- 69,982
50 TELUS Corp 3.700% 9/15/27 BBB+ 48,216
60 Texas Instruments Inc 1.750% 5/04/30 A+ 51,019
100 Texas Instruments Inc 1.900% 9/15/31 A+ 83,776
10 Texas Instruments Inc 3.875% 3/15/39 A+ 9,356
100 Thermo Fisher Scientific Inc 2.800% 10/15/41 A- 78,520
40 Thomson Reuters Corp 3.350% 5/15/26 BBB 38,344
30 Timken Co/The 4.125% 4/01/32 BBB- 27,661
132 Toyota Motor Corp 2.760% 7/02/29 A+ 120,868
40 Toyota Motor Credit Corp 2.500% 3/22/24 A+ 39,046
100 Toyota Motor Credit Corp 0.625% 9/13/24 A+ 93,776
100 Toyota Motor Credit Corp 4.400% 9/20/24 A+ 99,523
100 Toyota Motor Credit Corp 1.450% 1/13/25 A+ 94,174
100 Toyota Motor Credit Corp 1.125% 6/18/26 A+ 89,702
10 Trane Technologies Luxembourg Finance SA 3.800% 3/21/29 BBB 9,515
260 TransCanada PipeLines Ltd 2.500% 10/12/31 BBB+ 216,270
50 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 BBB+ 53,985
150 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 135,205
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 41,273
200 TSMC Arizona Corp 4.250% 4/22/32 AA- 198,739
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 A- 37,589

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 20 TWDC Enterprises 18 Corp 4.375% 8/16/41 A- $ 18,688
10 TWDC Enterprises 18 Corp 4.125% 12/01/41 A- 9,155
100 Tyco Electronics Group SA 2.500% 2/04/32 A- 85,893
10 Unilever Capital Corp 2.600% 5/05/24 A+ 9,747
18 Unilever Capital Corp 3.100% 7/30/25 A+ 17,398
21 Unilever Capital Corp 2.000% 7/28/26 A+ 19,420
100 Unilever Capital Corp 1.750% 8/12/31 A+ 81,835
458 Union Pacific Corp 3.550% 8/15/39 A- 400,654
100 United Parcel Service Inc 4.450% 4/01/30 A 101,011
150 United Parcel Service Inc 5.200% 4/01/40 A 160,275
100 Valero Energy Corp 2.800% 12/01/31 BBB 85,423
70 Valmont Industries Inc 5.250% 10/01/54 BBB- 64,377
100 Verisk Analytics Inc 4.125% 3/15/29 BBB 95,461
39 Verizon Communications Inc 4.016% 12/03/29 BBB+ 37,392
100 Verizon Communications Inc 1.500% 9/18/30 BBB+ 80,838
300 Verizon Communications Inc 2.550% 3/21/31 BBB+ 256,064
605 Verizon Communications Inc 2.355% 3/15/32 BBB+ 498,402
112 Verizon Communications Inc (3) 2.850% 9/03/41 BBB+ 82,932
10 Verizon Communications Inc 5.500% 3/16/47 BBB+ 10,313
200 Verizon Communications Inc 3.875% 3/01/52 BBB+ 164,142
40 VF Corp 2.800% 4/23/27 BBB+ 37,177
100 VICI Properties LP 4.950% 2/15/30 BBB- 96,705
100 Visa Inc (3) 2.050% 4/15/30 AA- 87,228
201 Visa Inc 4.150% 12/14/35 AA- 198,626
130 VMware Inc 1.400% 8/15/26 BBB- 115,117
10 Vodafone Group PLC 4.125% 5/30/25 BBB 9,840
20 Vodafone Group PLC 6.250% 11/30/32 BBB 21,925
183 Vodafone Group PLC 6.150% 2/27/37 BBB 196,787
80 Vodafone Group PLC 5.250% 5/30/48 BBB 76,027
200 Walgreens Boots Alliance Inc 3.200% 4/15/30 BBB 177,738
100 Walt Disney Co/The 3.350% 3/24/25 A- 97,467
40 Walt Disney Co/The 2.650% 1/13/31 A- 35,303
130 Walt Disney Co/The 6.400% 12/15/35 A- 149,770
12 Walt Disney Co/The 4.750% 9/15/44 A- 11,751
60 Walt Disney Co/The 4.950% 10/15/45 A- 60,060
270 Walt Disney Co/The 2.750% 9/01/49 A- 192,523
40 Warnermedia Holdings Inc, 144A 3.528% 3/15/24 BBB- 39,054
150 Warnermedia Holdings Inc, 144A 3.788% 3/15/25 BBB- 144,908
250 Warnermedia Holdings Inc, 144A 5.391% 3/15/62 BBB- 208,037
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 82,897
10 Waste Management Inc 1.500% 3/15/31 BBB+ 8,110
100 Waste Management Inc 4.150% 4/15/32 BBB+ 98,324
40 Western Union Co/The 2.850% 1/10/25 BBB 38,437
10 Western Union Co/The (3) 6.200% 11/17/36 BBB 10,361
100 Weyerhaeuser Co 3.375% 3/09/33 BBB 87,910
100 Whirlpool Corp (3) 4.700% 5/14/32 BBB 98,076
190 Williams Cos Inc/The 2.600% 3/15/31 BBB 160,813
120 WRKCo Inc 4.000% 3/15/28 BBB 114,864
50 WW Grainger Inc 1.850% 2/15/25 A- 47,453
31 Xylem Inc/NY 2.250% 1/30/31 BBB 26,028
10 Zoetis Inc 4.500% 11/13/25 BBB 9,971
126 Zoetis Inc 3.900% 8/20/28 BBB 123,092
9 Zoetis Inc 2.000% 5/15/30 BBB 7,620
42,888 Total Industrial 39,112,708
Utility - 2.2%
52 AEP Texas Inc 4.150% 5/01/49 BBB+ 44,350
100 American Electric Power Co Inc 2.031% 3/15/24 BBB- 96,630
110 American Water Capital Corp 2.800% 5/01/30 BBB+ 98,371
110 American Water Capital Corp 2.300% 6/01/31 BBB+ 93,930

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 100 Appalachian Power Co 4.400% 5/15/44 A- $ 87,308
100 Atmos Energy Corp 2.625% 9/15/29 A- 89,125
100 Atmos Energy Corp 2.850% 2/15/52 A- 70,004
100 Avista Corp 4.000% 4/01/52 A- 84,112
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 A- 114,554
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 A- 211,560
100 Berkshire Hathaway Energy Co, 144A 4.600% 5/01/53 A- 93,937
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 89,674
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 90,366
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 A- 77,717
121 Commonwealth Edison Co 6.450% 1/15/38 A 141,028
100 Commonwealth Edison Co 2.750% 9/01/51 A 69,101
100 Connecticut Light and Power Co/The 2.050% 7/01/31 A+ 84,042
40 Consolidated Edison Co of New York Inc (3) 2.400% 6/15/31 A- 34,172
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 A- 127,922
122 Consolidated Edison Co of New York Inc 4.650% 12/01/48 A- 113,702
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 8,655
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 A- 8,947
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 A- 14,274
90 Consumers Energy Co 3.500% 8/01/51 A+ 72,661
126 DTE Energy Co 2.950% 3/01/30 BBB 110,858
112 Duke Energy Florida LLC 2.400% 12/15/31 A 95,143
47 Duke Energy Florida LLC 6.350% 9/15/37 A 53,713
100 Duke Energy Florida LLC 5.950% 11/15/52 A 113,299
52 Emera US Finance LP 4.750% 6/15/46 BBB- 43,713
10 Enel Generacion Chile SA 4.250% 4/15/24 BBB 9,900
100 Entergy Arkansas LLC 5.150% 1/15/33 A 103,920
100 Essential Utilities Inc 2.400% 5/01/31 BBB 83,214
100 Exelon Corp 2.750% 3/15/27 BBB 93,357
10 Exelon Corp 4.950% 6/15/35 BBB 10,070
10 Exelon Corp 4.450% 4/15/46 BBB 9,032
48 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 44,911
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 97,023
100 National Rural Utilities Cooperative Finance Corp 2.750% 4/15/32 A+ 85,909
151 NiSource Inc 3.600% 5/01/30 BBB 139,652
110 NSTAR Electric Co 3.950% 4/01/30 A+ 106,001
12 NSTAR Electric Co 5.500% 3/15/40 A+ 12,651
100 Oncor Electric Delivery Co LLC 2.750% 5/15/30 A 89,356
67 Oncor Electric Delivery Co LLC 7.500% 9/01/38 A 85,250
100 ONE Gas Inc 4.250% 9/01/32 A- 97,555
120 PECO Energy Co 4.600% 5/15/52 A+ 116,158
100 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 84,856
36 Potomac Electric Power Co 6.500% 11/15/37 A 41,571
50 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 47,443
60 PPL Electric Utilities Corp 4.150% 10/01/45 A+ 53,188
18 Public Service Co of Colorado 6.500% 8/01/38 A+ 20,927
50 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 42,434
20 Public Service Co of Oklahoma 2.200% 8/15/31 A- 16,521
20 Public Service Electric and Gas Co 1.900% 8/15/31 A 16,546
100 Public Service Electric and Gas Co 5.800% 5/01/37 A 108,932
100 Puget Energy Inc 4.224% 3/15/32 BBB- 91,342
30 Puget Sound Energy Inc 5.638% 4/15/41 A 31,268
100 San Diego Gas & Electric Co 3.000% 3/15/32 A 88,635
43 San Diego Gas & Electric Co 4.150% 5/15/48 A 38,218
94 Sempra Energy 6.000% 10/15/39 BBB 100,671
220 Southern California Edison Co 4.700% 6/01/27 A- 221,048
150 Southern California Edison Co 5.450% 6/01/52 A- 153,276
100 Southern California Gas Co 2.950% 4/15/27 A 94,640
100 Southern Co/The 5.700% 10/15/32 BBB 106,606
10 Southwest Gas Corp 3.700% 4/01/28 BBB+ 9,334

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 20 Southwest Gas Corp 3.800% 9/29/46 BBB+ $ 14,985
140 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 99,132
86 Southwestern Public Service Co 4.500% 8/15/41 A- 79,210
23 Southwestern Public Service Co 4.400% 11/15/48 A- 20,691
100 Tampa Electric Co 5.000% 7/15/52 A- 98,508
12 Tucson Electric Power Co 3.050% 3/15/25 A- 11,534
100 Tucson Electric Power Co 3.250% 5/15/32 A- 88,170
30 Tucson Electric Power Co 3.250% 5/01/51 A- 21,105
20 Washington Gas Light Co 3.796% 9/15/46 A- 16,076
100 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 102,218
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 87,425
20 Wisconsin Electric Power Co 1.700% 6/15/28 A 17,495
10 Wisconsin Power and Light Co 1.950% 9/16/31 A- 8,117
48 Wisconsin Public Service Corp 3.671% 12/01/42 A 38,912
6,115 Total Utility 5,687,861
$ 73,289 Total Corporate Debt (cost $75,858,048) 67,175,949
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 13,609,933 GOVERNMENT RELATED - 5.2%
X 13,609,933
Government Agency - 2.1%
$ 10 Equinor ASA 3.250% 11/10/24 AA- $ 9,795
10 Equinor ASA 3.000% 4/06/27 AA- 9,561
10 Equinor ASA 3.625% 9/10/28 AA- 9,720
214 Equinor ASA 3.125% 4/06/30 AA- 198,755
22 Equinor ASA 3.950% 5/15/43 AA- 19,719
10 Equinor ASA 3.700% 4/06/50 AA- 8,513
100 Export Development Canada 3.375% 8/26/25 AAA 98,248
390 Federal Home Loan Banks 2.375% 9/08/23 N/R 384,062
440 Federal Home Loan Banks 2.500% 2/13/24 N/R 431,611
100 Federal Home Loan Banks 2.125% 2/28/24 AA+ 97,083
240 Federal Home Loan Banks 2.875% 6/14/24 N/R 234,284
100 Federal Home Loan Banks 4.500% 10/03/24 AA+ 100,216
150 Federal Home Loan Banks 3.250% 11/16/28 N/R 146,922
81 Federal National Mortgage Association 2.625% 9/06/24 N/R 78,808
70 Federal National Mortgage Association 1.625% 1/07/25 N/R 66,615
200 Federal National Mortgage Association 0.625% 4/22/25 N/R 184,893
200 Federal National Mortgage Association 0.500% 6/17/25 N/R 183,756
200 Federal National Mortgage Association 1.875% 9/24/26 N/R 187,099
329 Federal National Mortgage Association 5.625% 7/15/37 N/R 390,881
50 Israel Government AID Bond 5.500% 12/04/23 AAA 50,259
10 Israel Government AID Bond 5.500% 9/18/33 AAA 11,442
99 Japan Bank for International Cooperation 2.500% 5/28/25 A+ 94,513
200 Japan Bank for International Cooperation 0.625% 7/15/25 A+ 182,371
200 Japan Bank for International Cooperation 4.250% 1/26/26 A+ 199,481
180 Japan Bank for International Cooperation 2.875% 6/01/27 A+ 170,499
100 Korea Development Bank/The 2.125% 10/01/24 AA 95,949
40 Korea Development Bank/The 1.375% 4/25/27 AA 35,252
774 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 AAA 748,221
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 94,236
79 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 AAA 72,204
112 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 AAA 108,538
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 AAA 9,868
30 Landwirtschaftliche Rentenbank 2.000% 1/13/25 AAA 28,702
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 137,687
100 Landwirtschaftliche Rentenbank 3.875% 9/28/27 AAA 100,356
109 Oesterreichische Kontrollbank AG 3.125% 11/07/23 AA+ 107,496
100 Oesterreichische Kontrollbank AG 0.500% 9/16/24 AA+ 93,773
100 Oesterreichische Kontrollbank AG 2.875% 5/23/25 AA+ 97,001

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Government Agency (continued)
$ 10 Svensk Exportkredit AB 0.625% 5/14/25 AA+ $ 9,179
200 Svensk Exportkredit AB 4.625% 11/28/25 AA+ 201,966
5,629 Total Government Agency 5,489,534
Municipal Bonds - 0.8% (4)
250 Province of Alberta Canada (No Opt. Call) 1.000% 5/20/25 AA- 232,042
160 Province of Alberta Canada (No Opt. Call) 3.300% 3/15/28 AA- 154,974
40 Province of Alberta Canada (No Opt. Call) 1.300% 7/22/30 AA- 33,058
100 Province of British Columbia Canada (No Opt. Call) 1.750% 9/27/24 AA+ 95,517
50 Province of British Columbia Canada (No Opt. Call) 2.250% 6/02/26 AA+ 47,200
110 Province of British Columbia Canada (No Opt. Call) 0.900% 7/20/26 AA+ 98,851
100 Province of Manitoba Canada (No Opt. Call) 2.600% 4/16/24 A+ 97,524
100 Province of Manitoba Canada (No Opt. Call) 1.500% 10/25/28 A+ 86,998
70 Province of New Brunswick Canada (No Opt. Call) 3.625% 2/24/28 A+ 68,657
10 Province of Ontario Canada (No Opt. Call) 3.400% 10/17/23 AA- 9,889
60 Province of Ontario Canada (No Opt. Call) 3.200% 5/16/24 AA- 58,896
200 Province of Ontario Canada (No Opt. Call) 2.500% 4/27/26 AA- 190,138
100 Province of Ontario Canada (No Opt. Call) (3) 3.100% 5/19/27 AA- 96,397
100 Province of Ontario Canada (No Opt. Call) 1.800% 10/14/31 AA- 84,224
100 Province of Ontario Canada (No Opt. Call) 2.125% 1/21/32 AA- 86,344
20 Province of Quebec Canada (No Opt. Call) 2.625% 2/13/23 AA- 19,988
89 Province of Quebec Canada (No Opt. Call) 2.875% 10/16/24 AA- 86,540
180 Province of Quebec Canada (No Opt. Call) 1.500% 2/11/25 AA- 170,090
50 Province of Quebec Canada (No Opt. Call) 0.600% 7/23/25 AA- 45,796
295 Province of Quebec Canada (No Opt. Call) 2.500% 4/20/26 AA- 280,877
70 Province of Quebec Canada (No Opt. Call) 2.750% 4/12/27 AA- 66,637
2,254 Total Municipal Bonds 2,110,637
Sovereign Debt - 2.3%
10 African Development Bank 3.000% 9/20/23 AAA 9,883
100 African Development Bank 3.375% 7/07/25 AAA 98,242
100 African Development Bank 0.875% 7/22/26 AAA 89,690
100 Asian Development Bank 4.125% 9/27/24 AAA 99,384
400 Asian Development Bank 1.500% 10/18/24 AAA 380,734
110 Asian Development Bank 1.500% 1/20/27 AAA 100,538
100 Asian Development Bank 1.875% 3/15/29 AAA 89,737
100 Asian Development Bank 3.125% 4/27/32 AAA 95,435
80 Canada Government International Bond 1.625% 1/22/25 AAA 76,068
100 Canada Government International Bond 2.875% 4/28/25 AAA 97,233
30 Chile Government International Bond 3.125% 1/21/26 A 28,857
20 Chile Government International Bond 3.240% 2/06/28 A 18,954
210 Chile Government International Bond (3) 2.450% 1/31/31 A 179,247
200 Chile Government International Bond 3.250% 9/21/71 A 130,470
32 Council Of Europe Development Bank 1.375% 2/27/25 AA+ 30,184
50 Council Of Europe Development Bank (3) 0.875% 9/22/26 AA+ 44,745
311 European Investment Bank 3.125% 12/14/23 AAA 306,615
100 European Investment Bank 2.250% 6/24/24 AAA 96,957
100 European Investment Bank 2.750% 8/15/25 AAA 96,955
100 European Investment Bank 0.750% 10/26/26 AAA 89,227
112 European Investment Bank 1.375% 3/15/27 AAA 101,873
14 Hungary Government International Bond 7.625% 3/29/41 BBB 15,785
100 Inter-American Development Bank 3.250% 7/01/24 AAA 98,170
130 Inter-American Development Bank 2.000% 7/23/26 AAA 121,914
100 Inter-American Development Bank 1.500% 1/13/27 AAA 91,484
100 Inter-American Development Bank 4.000% 1/12/28 AAA 101,425
100 Inter-American Development Bank 1.125% 7/20/28 AAA 86,945
200 Inter-American Development Bank 3.875% 10/28/41 AAA 195,226
60 International Bank for Reconstruction & Development 2.500% 3/19/24 AAA 58,559
535 International Bank for Reconstruction & Development 1.500% 8/28/24 AAA 510,845
151 International Bank for Reconstruction & Development 2.125% 3/03/25 AAA 144,549

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 60 International Bank for Reconstruction & Development 3.125% 11/20/25 AAA $ 58,593
20 International Bank for Reconstruction & Development 2.500% 11/22/27 AAA 18,895
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 84,515
112 International Bank for Reconstruction & Development 2.500% 3/29/32 AAA 101,710
80 International Finance Corp 0.375% 7/16/25 AAA 73,181
50 International Finance Corp 2.125% 4/07/26 AAA 47,295
240 Israel Government International Bond 2.750% 7/03/30 A+ 218,040
60 Israel Government International Bond 3.875% 7/03/50 A+ 50,869
80 Korea International Bond 2.750% 1/19/27 AA 75,978
10 Korea International Bond 2.500% 6/19/29 AA- 9,193
20 Korea International Bond 1.000% 9/16/30 AA 16,211
70 Korea International Bond (3) 1.750% 10/15/31 AA 58,765
70 Nordic Investment Bank 2.250% 5/21/24 AAA 67,782
120 Panama Government International Bond 4.000% 9/22/24 BBB 117,504
20 Panama Government International Bond 3.750% 3/16/25 BBB 19,403
30 Panama Government International Bond 3.160% 1/23/30 BBB 26,312
250 Panama Government International Bond 4.500% 5/15/47 BBB 199,587
70 Panama Government International Bond 4.500% 4/16/50 BBB 54,779
10 Peruvian Government International Bond 4.125% 8/25/27 BBB 9,720
180 Peruvian Government International Bond 2.844% 6/20/30 BBB 155,149
70 Peruvian Government International Bond 2.783% 1/23/31 BBB 59,250
65 Peruvian Government International Bond 3.000% 1/15/34 BBB 52,761
96 Peruvian Government International Bond 5.625% 11/18/50 BBB 97,306
10 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB 7,350
10 Republic of Italy Government International Bond 0.875% 5/06/24 BBB 9,401
100 Republic of Italy Government International Bond 1.250% 2/17/26 BBB 88,115
270 Republic of Italy Government International Bond 2.875% 10/17/29 BBB 230,127
70 Republic of Poland Government International Bond 4.000% 1/22/24 A- 69,197
54 Uruguay Government International Bond 5.750% 10/28/34 BBB 59,173
200 Uruguay Government International Bond 4.125% 11/20/45 BBB 187,671
6,552 Total Sovereign Debt 6,009,762
$ 14,435 Total Government Related (cost $14,931,306) 13,609,933
Total Long-Term Investments (cost $289,464,009) 259,737,209
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
X 1,754,835 MONEY MARKET FUNDS - 0.7%
X 1,754,835
1,754,835 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.350%(6) $ 1,754,835
Total Money Market Funds (cost $1,754,835) $ 1,754,835
Total Investments Purchased with Collateral from Securities Lending (cost $1,754,835) 1,754,835
Total Investments (cost $291,218,844 ) - 99.7% 261,492,044
Other Assets & Liabilities, Net - 0.3% 664,161
Net Assets - 100% $ 262,156,205
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,703,238.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

NUAG NUSA NUHY NUBD
Assets
Long-term investments, at value
†‡
$ 33,224,126 $ 31,917,507 $ 101,755,429 $ 259,737,209
Investments purchased with collateral from securities lending, at value (cost approximates value) 215,687 198,114 7,324,132 1,754,835
Cash 61,242 98,071 705,621 3,771,911
Receivable for Interest 268,034 174,680 1,667,025 1,559,078
Receivable for investments sold 1,388,171 429,887 3,273,540 2,240,887
Receivable for securities lending income 414 133 11,774 2,013
Other assets 2,370 223 601 1,547
Total assets 35,160,044 32,818,615 114,738,122 269,067,480
Liabilities
Cash denominated in foreign currencies
^
– – – –
Payable for collateral from securities lending 215,687 198,114 7,324,132 1,754,835
Payable for investments purchased - regular settlement 1,104,841 354,736 3,007,714 4,741,065
Payable for investments purchased - when-issued/delayed-delivery settlement – – – 377,869
Accrued expenses:
Management fees 5,333 5,105 24,712 30,492
Professional fees 255 247 774 1,890
Trustees fees 477 482 1,471 3,578
Other 2,371 223 601 1,546
Total liabilities 1,328,964 558,907 10,359,404 6,911,275
Net assets $ 33,831,080 $ 32,259,708 $ 104,378,718 $ 262,156,205
Shares outstanding 1,600,000 1,400,000 5,000,000 11,700,000
Net asset value ("NAV") per share $ 21.14 $ 23.04 $ 20.88 $ 22.41
Net assets consist of:
Paid-in capital 78,639,094 35,545,375 119,123,509 300,420,541
Total distributable earnings (loss) (44,808,014) (3,285,667) (14,744,791) (38,264,336)
Net assets $ 33,831,080 $ 32,259,708 $ 104,378,718 $ 262,156,205
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 36,876,737 $ 33,745,723 $ 109,818,032 $ 289,464,009
‡   Includes securities loaned of $ 208,973 $ 192,302 $ 7,042,077 $ 1,703,238

Statement of Operations
Six Months Ended January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

NUAG NUSA NUHY NUBD
Investment Income
Interest 1,250,142 380,765 2,292,713 2,977,055
Securities lending income, net 2,190 1,001 50,328 8,475
Total investment income 1,252,332 381,766 2,343,041 2,985,530
Expenses
Management fees 66,413 33,982 147,662 184,219
Professional fees 517 72 435 865
Trustees fees 1,466 739 2,148 5,265
Total expenses 68,396 34,793 150,245 190,349
Net investment income (loss) 1,183,936 346,973 2,192,796 2,795,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (4,964,284) (132,211) (3,317,249) (1,221,724)
Net realized gain (loss) from in-kind redemptions (15,470,195) (280,123) — (594,318)
Net realized gain (loss) (20,434,479) (412,334) (3,317,249) (1,816,042)
Change in net unrealized appreciation (depreciation) of investments 12,941,811 (182,734) 1,792,743 (7,136,649)
Change in net unrealized appreciation (depreciation) 12,941,811 (182,734) 1,792,743 (7,136,649)
Net realized and unrealized gain (loss) (7,492,668) (595,068) (1,524,506) (8,952,691)
Net increase (decrease) in net assets from operations $ (6,308,732) $ (248,095) $ 668,290 $ (6,157,510)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

NUAG NUSA
Unaudited
Six Months
Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months
Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 1,183,936 $ 5,217,071 $ 346,973 $ 489,715
Net realized gain (loss) (20,434,479) (28,600,975) (412,334) (347,071)
Change in net unrealized appreciation (depreciation) 12,941,811 (17,185,746) (182,734) (2,216,914)
Net increase (decrease) in net assets from operations (6,308,732) (40,569,650) (248,095) (2,074,270)
Distributions to Shareholders
Dividends (1,459,110) (7,065,060) (455,210) (801,410)
Decrease in net assets from distributions to shareholders (1,459,110) (7,065,060) (455,210) (801,410)
Fund Share Transactions
Proceeds from sale of shares 2,191,868 210,415,750 – 7,319,590
Cost of shares redeemed (125,774,690) (171,275,770) (4,603,020) (7,333,910)
Net increase (decrease) in net assets from Fund share transactions (123,582,822) 39,139,980 (4,603,020) (14,320)
Net increase (decrease) in net assets (131,350,664) (8,494,730) (5,306,325) (2,890,000)
Net assets at the beginning of period 165,181,744 173,676,474 37,566,033 40,456,033
Net assets at the end of period $ 33,831,080 $ 165,181,744 $ 32,259,708 $ 37,566,033

See accompanying notes to financial statements.

NUHY NUBD
Unaudited
Six Months
Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months
Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 2,192,796 $ 4,373,425 $ 2,795,181 $ 4,267,577
Net realized gain (loss) (3,317,249) (1,975,582) (1,816,042) (3,379,502)
Change in net unrealized appreciation (depreciation) 1,792,743 (11,040,472) (7,136,649) (26,215,926)
Net increase (decrease) in net assets from operations 668,290 (8,642,629) (6,157,510) (25,327,851)
Distributions to Shareholders
Dividends (3,276,420) (5,144,420) (3,926,910) (5,556,700)
Decrease in net assets from distributions to shareholders (3,276,420) (5,144,420) (3,926,910) (5,556,700)
Fund Share Transactions
Proceeds from sale of shares 10,335,190 21,321,020 19,777,410 37,833,980
Cost of shares redeemed – (7,260,360) (4,481,720) (12,888,490)
Net increase (decrease) in net assets from Fund share transactions 10,335,190 14,060,660 15,295,690 24,945,490
Net increase (decrease) in net assets 7,727,060 273,611 5,211,270 (5,939,061)
Net assets at the beginning of period 96,651,658 96,378,047 256,944,935 262,883,996
Net assets at the end of period $ 104,378,718 $ 96,651,658 $ 262,156,205 $ 256,944,935

Financial Highlights

The Funds' fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Market
Price
NUAG
2023(d)
$ 22.02 $ 0.38 $ (0.82) $ (0.44) $ (0.44) $ — $ (0.44) $ 21.14 $ 21.19
2022
25.17 0.39 (3.01) (2.62) (0.53) — (0.53) 22.02 22.09
2021
26.08 0.33 (0.55) (0.22) (0.69) — (0.69) 25.17 25.18
2020
24.49 0.55 1.88 2.43 (0.84) — (0.84) 26.08 26.05
2019
23.49 0.75 1.09 1.84 (0.84) — (0.84) 24.49 24.44
2018
24.61 0.67 (0.91) (0.24) (0.88) — (0.88) 23.49 23.50
NUSA
2023(d)
23.48 0.24 (0.37) (0.13) (0.31) — (0.31) 23.04 23.06
2022
25.29 0.31 (1.62) (1.31) (0.50) — (0.50) 23.48 23.52
2021
25.61 0.34 (0.08) 0.26 (0.58) — (0.58) 25.29 25.31
2020
24.86 0.55 0.90 1.45 (0.70) — (0.70) 25.61 25.69
2019
24.30 0.62 0.65 1.27 (0.71) — (0.71) 24.86 24.89
2018
25.11 0.55 (0.64) (0.09) (0.72) — (0.72) 24.30 24.33
NUHY
2023(d)
21.48 0.46 (0.37) 0.09 (0.69) — (0.69) 20.88 21.00
2022
24.71 1.02 (3.04) (2.02) (1.21) — (1.21) 21.48 21.63
2021
24.43 1.04 0.47 1.51 (1.23) — (1.23) 24.71 24.78
2020(f)
25.00 0.93 (0.53) 0.40 (0.97) — (0.97) 24.43 24.74
NUBD
2023(d)
23.36 0.25 (0.84) (0.59) (0.36) — (0.36) 22.41 22.45
2022
26.29 0.41 (2.81) (2.40) (0.53) — (0.53) 23.36 23.40
2021
27.31 0.45 (0.92) (0.47) (0.55) — (0.55) 26.29 26.30
2020
25.36 0.55 2.04 2.59 (0.64) — (0.64) 27.31 27.37
2019
24.17 0.63 1.24 1.87 (0.68) — (0.68) 25.36 25.38
2018(g)
25.00 0.48 (0.82) (0.34) (0.49) — (0.49) 24.17 24.20
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note
4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)
Unaudited.  For the six months ended January 31, 2023.
(e)
Annualized.
(f)
For the period September 25, 2019 (commencement of operations) through July 31, 2020.
(g)
For the period September 29, 2017 (commencement of operations) through July 31, 2018.

See accompanying notes to financial statements.

Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
(1.96) % (2.04) % $ 33,831 0.20% (e) 3.57% (e) 26%
(10.50) (10.27) 165,182 0.20 1.65 81
(0.81) (0.64) 173,676 0.20 1.32 235
10.11 10.19 80,845 0.20 2.21 208
8.03 7.77 71,019 0.20 3.17 167
(1.00) (1.21) 147,959 0.20 2.79 123
(0.52) (0.61) 32,260 0.20 (e) 2.04 (e) 12
(5.20) (5.13) 37,566 0.20 1.27 77
1.03 0.80 40,456 0.20 1.33 46
5.93 6.15 35,854 0.20 2.20 51
5.37 5.31 27,349 0.20 2.54 36
(0.37) (0.39) 26,727 0.20 2.22 37
0.51 0.41 104,379 0.30 (e) 4.45 (e) 20
(8.44) (8.07) 96,652 0.31 4.42 56
6.32 5.25 96,378 0.35 4.14 65
1.79 3.02 56,195 0.35 (e) 4.55 (e) 47
(2.51) (2.52) 262,156 0.15 (e) 2.28 (e) 7
(9.24) (9.09) 256,945 0.16 1.64 45
(1.72) (1.90) 262,884 0.20 1.69 33
10.38 10.51 147,489 0.20 2.07 18
7.89 7.84 55,786 0.20 2.59 27
(1.37) (1.25) 41,088 0.20 (e) 2.31 (e) 17

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year
U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a
“Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20,
2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
Current Fiscal Period
The end of the reporting period for the Funds is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the
Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Debt $ – $ 12,961,649 $ – $ 12,961,649
U.S. Treasury – 8,774,078 – 8,774,078
Securitized – 7,638,716 – 7,638,716
Government Related – 3,849,683 – 3,849,683
Investments Purchased with Collateral from Securities
Lending 215,687 – – 215,687
Total $ 215,687 $ 33,224,126 $ – $ 33,439,813
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Debt $ – $ 16,076,125 $ – $ 16,076,125
U.S. Treasury – 8,962,095 – 8,962,095
Securitized – 6,688,379 – 6,688,379
Government Related – 190,908 – 190,908
Investments Purchased with Collateral from Securities
Lending 198,114 – – 198,114
Total $ 198,114 $ 31,917,507 $ – $ 32,115,621
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Debt $ – $ 101,755,429 $ – $ 101,755,429
Investments Purchased with Collateral from Securities
Lending 7,324,132 – – 7,324,132
Total $ 7,324,132 $ 101,755,429 $ – $ 109,079,561
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
U.S. Treasury $ – $ 103,856,910 $ – $ 103,856,910
Securitized – 75,094,417 – 75,094,417
Corporate Debt – 67,175,949 – 67,175,949
Government Related – 13,609,933 – 13,609,933
Investments Purchased with Collateral from Securities
Lending 1,754,835 – – 1,754,835
Total $ 1,754,835 $ 259,737,209 $ – $ 261,492,044
* Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.

of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (including maturities but excluding in-kind transactions and investments purchased with collateral from securities lending, where applicable), during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUAG Corporate Debt $130,155 $134,693
Government Related 78,818 80,994
Total $208,973 $215,687
NUSA Corporate Debt $178,065 $183,564
Government Related 14,237 14,550
Total $192,302 $198,114
NUHY Corporate Debt $7,042,077 $7,324,132
NUBD Corporate Debt $1,437,215 $1,480,777
Government Related 266,023 274,058
Total $1,703,238 $1,754,835
Purchases Sales
Fund
Investment
Securities
U.S. Government
and Agency
Obligations
Investment
Securities
U.S. Government
and Agency
Obligations
NUAG $ 9,508,430 $ 9,571,539 $ 42,068,800 $ 9,066,085
NUSA 2,948,595 1,183,840 2,859,409 2,091,135
NUHY 18,765,625 — 19,305,412 —
NUBD 11,544,466 10,205,373 9,406,476 6,652,469
Fund
In-Kind
Purchases
In-Kind
Sales
NUAG $ 18,857 $ 90,301,465
NUSA — 3,838,487
NUHY 10,288,212 —
NUBD 13,154,858 4,587,778

Notes to Financial Statements
(Unaudited) (continued)
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
NUAG NUSA
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 100,000 $2,191,868 8,500,000 $210,415,750 – $– 300,000 $7,319,590
Shares redeemed (6,000,000) (125,774,690) (7,900,000) (171,275,770) (200,000) (4,603,020) (300,000) (7,333,910)
Net increase (decrease) (5,900,000) $(123,582,822) 600,000 $39,139,980 (200,000) $(4,603,020) – $(14,320)
NUHY NUBD
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 500,000 $10,335,190 900,000 $21,321,020 900,000 $19,777,410 1,500,000 $37,833,980
Shares redeemed – – (300,000) (7,260,360) (200,000) (4,481,720) (500,000) (12,888,490)
Net increase (decrease) 500,000 $10,335,190 600,000 $14,060,660 700,000 $15,295,690 1,000,000 $24,945,490

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for
its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other expenses of the
Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUAG $ 37,374,586 $ 186,050 $ (4,120,823) $ (3,934,773)
NUSA 34,243,503 45,284 (2,173,166) (2,127,882)
NUHY 118,819,110 415,962 (10,155,511) (9,739,549)
NUBD 292,240,383 465,621 (31,213,960) (30,748,339)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUAG
$ 478,686 $ — $ (17,750,626) $ (19,768,232) $ — $ — $ (37,040,172)
NUSA
83,951 — (1,967,110) (699,203) — — (2,582,362)
NUHY
553,348 — (10,613,411) (4,052,180) — — (14,112,243)
NUBD
1,224,296 — (23,290,285) (6,113,927) — — (28,179,916)
Fund
Short-Term Long-Term Total
NUAG
$ 17,616,745 $ 2,151,487 $ 19,768,232
NUSA
376,384 322,819 699,203
NUHY
3,466,085 586,095 4,052,180
NUBD
3,356,672 2,757,255 6,113,927
Fund Management Fee
NUAG 0.20%
NUSA 0.20
NUHY 0.30
NUBD 0.15

Notes to Financial Statements
(Unaudited) (continued)
Other Transactions with Affiliates
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
8. Subsequent Events
The Board of Trustees of NUSA has approved the following changes to the Fund’s name, investment objective, management fee, indices and principal investment strategies, which are expected to go into effect in May 2023:
The Fund’s name will be changed to “Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF.”
The Fund’s management fee will be reduced from 0.20% to 0.15%.
The Fund’s investment objective will be changed to reflect that the Fund’s underlying index will change to the Bloomberg MSCI 1-5 Year
U.S. Aggregate ESG Select Index.
The Fund’s Base Index will be changed to the Bloomberg 1-5 Year U.S. Aggregate Index.
The Fund’s current principal investment strategies seeking to enhance yield will be changed as described in the Fund’s most recent prospectus supplement.
Fund
Nuveen
Owned Shares
NUAG
— %
*
NUSA
—
NUHY
—
NUBD
—
* Value rounded to zero.
Fund
TIAA
Owned Shares
NUAG
28%
NUSA
—
NUHY
4
NUBD
—

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUAG NUSA
Six Months Ended January 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 13 10.2% - -
0.00% to 0.25% 98 77.2% 108 85.0%
(0.01)% to (0.25)% 16 12.6% 19 15.0%
127 100% 127 100%
NUHY NUBD
Six Months Ended January 31, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 7 5.5% - -
0.51% to 1.00% 54 42.6% - -
0.26% to 0.50% 24 18.9% 1 0.8%
0.00% to 0.25% 14 11.0% 111 87.4%
(0.01)% to (0.25)% 14 11.0% 15 11.8%
(0.26)% to (0.50)% 8 6.3% - -
(0.51)% to (1.00)% 5 3.9% - -
(1.01)% to (3.00)% 1 0.8% - -
127 100% 127 100%

Additional Fund Information
(Unaudited) (continued)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg MSCI U.S. Aggregate ESG Select Index:
A custom index that utilizes certain environmental, social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S. Aggregate
Bond Index, its Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index:
A custom index that utilizes certain environmental,
social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S.
High Yield Very Liquid Index, its Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. High Yield Very Liquid Index:
A component of the U.S. Corporate High Yield Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate high yield corporate bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA 1-5 Year U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities that have a remaining term to final maturity of between one and five years. The
Index includes U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index:
A custom index that is based on the ICE BofA 1-5 Year
U.S. Broad Market Index, its Base Index. The ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index uses a rules-
based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index:
A custom index that is based on the ICE BofA U.S. Broad Market
Index, its Base Index. The ICE BofA U.S. Enhanced Yield U.S. Broad Bond Index uses a rules-based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(Unaudited) (continued)

Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NSA-ENHUS-0123D 2766014-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Global Net Zero Transition ETF
NASDAQ Stock Market LLC NTZG

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 17
Notes to Financial Statements 19
Additional Fund Information 25
Glossary of Terms Used in this Report 26
Liquidity Risk Management Program 27

4
Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices
5
For Shareholders of
Nuveen Global Net Zero Transition ETF
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Fund includes portfolio manager commentary in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s July 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

6
Risk Considerations
Nuveen Global Net Zero Transition ETF (NTZG)
Investing involves risk; principal loss is possible. Because the Fund will exclude securities of certain issuers for non-financial reasons
(i.e., companies that the sub-adviser does not classify as Net Zero Transition Companies and companies involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not pursue a net zero carbon economy investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not employ such an investment strategy. In addition, there is a risk that the companies identified by the Fund’s investment strategy will not operate as expected with respect to the transition to a net zero economy and the reduction of global greenhouse gas emissions. Further, in selecting companies for inclusion in the Fund’s portfolio, the sub-adviser relies on information and data related to carbon intensity and carbon emissions provided by a third-party research firm, which could be incomplete or erroneous, which in turn could cause the sub-adviser to assess a company’s net zero carbon economy characteristics incorrectly.
Responsible investing incorporates Environmental Social Governance (ESG) factors that may affect exposure to issuers, sectors, industries, limiting the type and number of investment opportunities available, which could result in excluding investments that perform well.
Prices of equity securities may decline significantly over short or extended periods of time. Large companies are more mature and may grow more slowly than the overall market. An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
7
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Fund reflect management fees and other expenses such as transaction costs incurred by the Fund during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

8
Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI ACWI Index (Net).
Total Returns as of
January 31, 2023
Cumulative
Expense
Ratios
Inception
Date 6-Month
Since
Inception
NTZG at NAV 6/23/22 2.26% 9.51% 0.55%
NTZG at Market Price 6/23/22 2.21% 9.99% —
MSCI ACWI Index (Net) — 2.45% 9.63% —

9
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 96.6%
Other Assets & Liabilities, Net 3.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Information Technology 22.2%
Health Care 12.8%
Consumer Discretionary 12.6%
Industrials 9.1%
Energy 8.7%
Financials 8.7%
Consumer Staples 6.1%
Utilities 6.1%
Materials 4.3%
Communication Services 4.0%
Real Estate 2.0%
Other Assets & Liabilities, Net 3.4%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Amazon.com Inc 3.3%
Microsoft Corp 2.9%
Schneider Electric SE 2.3%
Taiwan Semiconductor
Manufacturing Co Ltd 2.3%
Shell PLC 2.1%
Country Allocation
2
(% of net assets)
United States 55.4%
Japan 6.3%
United Kingdom 6.0%
Taiwan 4.8%
Germany 4.7%
Netherlands 4.4%
France 3.9%
Australia 2.8%
Denmark 1.8%
Finland 1.4%
Other 5.1%
Other Assets & Liabilities, Net 3.4%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 6.8% (as a percentage of net assets) in emerging market countries.

10
Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchase and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2023.
The beginning of the period is August 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Net Zero Transition ETF (NTZG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,022.58
Expenses Incurred During the Period $ 2.80
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,022.43
Expenses Incurred During the Period $ 2.80
Expenses are equal to the Fund’s annualized net expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11
Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.6%
X 5,263,687 COMMON STOCKS - 96.6%
X 5,263,687
Communication Services - 4.0%
800 Alphabet Inc , Class A (2) $ 79,072
3,688 AT&T Inc 75,125
572 Walt Disney Co (2) 62,056
Total Communication Services 216,253
Consumer Discretionary - 12.6%
1,742 Amazon.com Inc (2) 179,652
280 EssilorLuxottica SA 51,057
148 Kering SA 91,700
256 McDonald's Corp 68,454
476 NIKE Inc , Class B 60,609
9,200 Panasonic Holdings Corp 84,894
612 Starbucks Corp 66,794
5,636 Toyota Motor Corp (2) 82,192
Total Consumer Discretionary 685,352
Consumer Staples - 6.1%
1,140 Anheuser-Busch InBev SA 68,207
308 J M Smucker Co 47,062
476 Procter & Gamble Co 67,773
772 Reckitt Benckiser Group PLC 54,839
693 Walmart Inc 99,702
Total Consumer Staples 337,583
Energy - 8.7%
1,692 Baker Hughes Co 53,704
588 Cheniere Energy Inc 89,840
1,624 Neste Oyj 77,305
272 Pioneer Natural Resources Co 62,655
1,300 Reliance Industries Ltd, Sponsored GDR, 144A 74,490
3,940 Shell PLC 115,152
Total Energy 473,146
Financials - 8.7%
448 Bank of Montreal 44,956
20,372 Barclays PLC 46,609
236 Chubb Ltd 53,688
965 Commonwealth Bank of Australia 74,839
3,856 ING Groep NV 55,497
434 London Stock Exchange Group PLC 39,570
307 M&T Bank Corp 47,892
672 MetLife Inc 49,069
1,292 Wells Fargo & Co 60,556
Total Financials 472,676
Health Care - 12.8%
586 AstraZeneca PLC 76,399
916 Centene Corp (2) 69,836
292 Cigna Corp 92,468
324 Eli Lilly & Co 111,505
424 Johnson & Johnson 69,290
700 Medtronic PLC 58,583
578 Merck & Co Inc 62,083
722 Novo Nordisk A/S, Class B 99,396

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
12
Shares Description (1) Value
Health Care (continued)
1,088 Siemens Healthineers AG, 144A $ 57,982
Total Health Care 697,542
Industrials - 9.1%
1,752 Flowserve Corp 60,304
280 Honeywell International Inc 58,374
420 Quanta Services Inc 63,920
784 Schneider Electric SE 126,289
396 Trane Technologies PLC 70,931
236 Union Pacific Corp 48,189
598 Vinci SA 67,310
Total Industrials 495,317
Information Technology - 22.2%
46 Adyen NV, 144A (2) 68,823
1,294 AIXTRON SE 38,282
454 Block Inc (2) 37,101
6,000 Delta Electronics Inc 57,752
14,000 E Ink Holdings Inc 80,433
2,100 Infineon Technologies AG 75,069
188 Keyence Corp 85,698
108 KLA Corp 42,388
240 Mastercard Inc., Class A 88,944
639 Microsoft Corp 158,351
716 Murata Manufacturing Co Ltd 40,710
1,034 ON Semiconductor Corp (2) 75,947
1,268 Oracle Corp 112,167
750 Procore Technologies Inc (2) 41,963
600 Rohm Co Ltd 47,660
60 Samsung SDI Co Ltd 33,366
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
125,185
Total Information Technology 1,209,839
Materials - 4.3%
2,254 BHP Group Ltd 78,429
548 Crown Holdings Inc 48,312
332 Linde PLC 109,872
Total Materials 236,613
Real Estate - 2.0%
163 SBA Communications Corp 48,497
1,704 VICI Properties Inc 58,243
Total Real Estate 106,740
Utilities - 6.1%
1,052 Constellation Energy Corp 89,799
828 Dominion Energy Inc 52,694
9,580 Enel SpA 56,090
668 NextEra Energy Inc 49,853
1,900 RWE AG 84,190
Total Utilities 332,626
Total Common Stocks (cost $4,790,132) 5,263,687
Total Long-Term Investments (cost $4,790,132) 5,263,687
Other Assets & Liabilities, Net - 3.4% 186,403
Net Assets - 100% $ 5,450,090

13
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
14
NTZG
Assets
Long-term investments, at value
†
$ 5,263,687
Cash 186,348
Receivable for dividends 3,811
Receivable for reclaims 130
Other assets 23
Total assets 5,453,999
Liabilities
Cash denominated in foreign currencies
^
1,540
Accrued expenses:
Management fees 2,326
Professional fees 25
Trustees fees 7
Other 11
Total liabilities 3,909
Net assets $ 5,450,090
Shares outstanding 200,000
Net asset value ("NAV") per share $ 27 .25
Net assets consist of:
Paid-in capital 5,008,860
Total distributable earnings (loss) 441,230
Net assets $ 5,450,090
Authorized shares Unlimited
Par value per share $ 0 .01
†
Long-term investments, cost $ 4,790,132
^  Cash denominated in foreign currencies, cost $ 1,537

Statement of Operations
Six Months Ended January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
15
NTZG
Investment Income
Dividends $ 50,277
Foreign tax withheld on dividend income (1,653)
Total investment income 48,624
Expenses
Management fees 14,376
Professional fees 46
Trustees fees 63
Other 97
Total expenses 14,582
Net investment income (loss) 34,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency (31,948)
Net realized gain (loss) (31,948)
Change in net unrealized appreciation (depreciation) of investments and foreign currency 117,932
Change in net unrealized appreciation (depreciation) 117,932
Net realized and unrealized gain (loss) 85,984
Net increase (decrease) in net assets from operations $ 120,026

Statement of Changes in Net Assets
See accompanying notes to financial statements.
16
NTZG
Unaudited
Six Months
Ended
1/31/23
For the period
6/23/22
(commencement
of operations)
through 7/31/22
Operations
Net investment income (loss) $ 34,042 $ 3,198
Net realized gain (loss) (31,948) (3,669)
Change in net unrealized appreciation (depreciation) 117,932 355,635
Net increase (decrease) in net assets from operations 120,026 355,164
Distributions to Shareholders
Dividends (33,960) –
Decrease in net assets from distributions to shareholders (33,960) –
Fund Share Transactions
Proceeds from sale of shares – 5,008,860
Net increase (decrease) in net assets from Fund share transactions – 5,008,860
Net increase (decrease) in net assets 86,066 5,364,024
Net assets at the beginning of period 5,364,024 –
Net assets at the end of period $ 5,450,090 $ 5,364,024

Financial Highlights
17
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Market
Price
NTZG
2023(d)
$ 26.82 $ 0.17 $ 0.43 $ 0.60 $ (0.17) $ — $ (0.17) $ 27.25 $ 27.37
2022(f)
25.04 0.02 1.76 1.78 — — — 26.82 26.95
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note
4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)
Unaudited.  For the six months ended January 31, 2023.
(e)
Annualized.
(f)
For the period June 23, 2022 (commencement of operations) through July 31, 2022.
(g)
Value rounded to zero.

See accompanying notes to financial statements.
18
Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
2 .26% 2 .21% $ 5,450 0 .55% (e) 1 .30% (e) 14%
7 .09 7 .61 5,364 0 .55 (e) 0 .59 (e) 0 (g)

Notes to Financial Statements
(Unaudited)
19
1. General Information
Trust and Fund Information
The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Global Net Zero Transition ETF (NTZG) (the “Fund”), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the NASDAQ
Stock Market LLC (the “Exchange“).
Current Fiscal Period
The end of the reporting period for the Fund is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Fund's investments in non-U.S. securities were as follows:

20
Notes to Financial Statements
(Unaudited) (continued)
Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable.
The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invest.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale
NTZG Value
% of
Net Assets
Japan $ 341,154 6.3%
United Kingdom 327,288 6.0
Taiwan 263,370 4.8
Germany 255,524 4.7
Netherlands 239,471 4.4
France 210,067 3.9
Australia 153,269 2.8
Denmark 99,396 1.8
Finland 77,305 1.4
Other 277,109 5.1
Total non-U.S. Securities $2,243,953 41.2%

21
of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing services (“pricing services”) and are generally classified as Level 1 or
2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NTZG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 5,189,197 $ 74,490 $ – $ 5,263,687
Total $ 5,189,197 $ 74,490 $ – $ 5,263,687
* Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.

22
Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Investment Transactions
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund Purchases Sales
NTZG $ 720,166 $ 892,963

23
5. Fund Shares
The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Fund’s distributor, may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in the Fund’s Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
NTZG
Six Months Ended
1/31/23
For the period
6/23/22
(commencement of
operations)
through 7/31/22
Shares Amount Shares Amount
Shares sold – $– 200,000 $5,008,860
Shares redeemed – – – –
Net increase (decrease) – $– 200,000 $5,008,860
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NTZG $ 4,790,132 $ 564,008 $ (90,453) $ 473,555
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NTZG
$ 3,771 $ — $ 355,635 $ (4,242) $ — $ — $ 355,164
Fund
Short-Term Long-Term Total
NTZG
$ 4,242 $ — $ 4,242

24
Notes to Financial Statements
(Unaudited) (continued)
7. Management Fees and Other Transactions with Affiliates
Management Fees
The annual management fee, payable monthly, is 0.55% of the average daily net assets of the Fund. The Fund’s management fee compensates the
Adviser for its investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.
Other Transactions with Affiliates
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund
TIAA
Owned Shares
NTZG
98%

25
Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Six months ended January 31, 2023 Number of Days % of Total Days
Premium/Discount Range:
0.51% to 1.00% 13 10.2%
0.26% to 0.50% 48 37.9%
0.00% to 0.25% 53 41.7%
(0.01)% to (0.25)% 9 7.1%
(0.26)% to (0.50)% 4 3.1%
127 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

26
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
MSCI ACWI Index (Net)
: An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)
27
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report (the
“Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Trustees (the "Board") previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the
LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NSA-NTZG-0123P 2766022-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez Vice President and Secretary

Date: April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: April 6, 2023

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 6, 2023